Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Dec. 31, 2012	Mar. 20, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Security Federal Corporation
Document Type	10-KT
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Central Index Key	0000818677
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		2,944,001
Entity Public Float			$ 16.2
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Mar. 31, 2012
ASSETS:
Cash And Cash Equivalents	$ 7,903,950	$ 9,331,372
Certificates Of Deposit With Other Banks	1,728,567	1,727,210
Investment And Mortgage-Backed Securities:
Available For Sale: (Amortized Cost of $343,421,858 and $333,387,779 at March 31, 2012 and 2011, Respectively)	354,916,216	353,954,857
Held To Maturity: (Fair Value of $69,965,869 and $34,122,925 at March 31, 2012 and 2011, Respectively)	76,072,262	67,676,210
Total Investments And Mortgage-Backed Securities	430,988,478	421,631,067
Loans Receivable, Net:
Held For Sale	4,770,760	2,671,771
Held For Investment: (Net of Allowance of $14,615,198 and $12,501,800 at March 31, 2012 and 2011, Respectively)	392,935,060	425,838,835
Total Loans Receivable, Net	397,705,820	428,510,606
Accrued Interest Receivable:
Loans	1,242,072	1,718,252
Mortgage-Backed Securities	901,423	987,911
Investment Securities	1,131,262	793,655
Total Accrued Interest Receivable	3,274,757	3,499,818
Premises And Equipment, Net	17,917,897	18,726,299
FHLB Stock, At Cost	6,178,700	8,471,100
Repossessed Assets Acquired In Settlement Of Loans	6,754,425	14,160,099
Bank Owned Life Insurance	11,151,305	10,836,305
Intangible Assets, Net	61,974	99,477
Goodwill	1,199,754	1,199,754
Other Assets	5,488,960	6,443,501
Total Assets	890,354,587	924,636,608
Liabilities:
Deposit Accounts	676,338,653	696,201,056
Advances From FHLB	105,257,182	122,069,802
Other Borrowings	9,317,244	9,801,386
Junior Subordinated Debentures	5,155,000	5,155,000
Advance Payments By Borrowers For Taxes And Insurance	189,424	350,464
Senior Convertible Debentures	6,084,000	6,084,000
Other Liabilities	5,420,600	4,203,014
Total Liabilities	807,762,103	843,864,722
Commitments (Notes 5 and 19)
Shareholders' Equity:
Serial Preferred Stock, $.01 Par Value; Authorized 200,000 Shares; Issued And Outstanding, 22,000 At March 31, 2012 And 2011, Respectively	22,000,000	22,000,000
Common Stock, $.01 Par Value; Authorized 5,000,000 Shares; Issued And Outstanding Shares, 3,144,934 And 2,944,001, Respectively, At March 31, 2012 And 2011	31,449	31,449
Warrant Issued In Conjunction With Serial Preferred Stock	400,000	400,000
Additional Paid-In Capital	11,630,717	11,626,245
Treasury Stock, At Cost (200,933 Shares At March 31, 2012 And 2011, Respectively)	(4,330,712)	(4,330,712)
Accumulated Other Comprehensive Income	7,431,310	6,533,573
Retained Earnings	45,429,720	44,511,331
Total Shareholders' Equity	82,592,484	80,771,886
Total Liabilities And Shareholders' Equity	$ 890,354,587	$ 924,636,608

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Mar. 31, 2012
ASSETS:
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 342,936,153	$ 343,421,858
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	79,671,886	69,965,869
Allowance For Loan Losses	$ 11,318,371	$ 14,615,198
Shareholders' Equity:
Serial Preferred Stock Par Value Per Share	$ 0.01	$ 0.01
Serial Preferred Stock Shares Authorized	200,000	200,000
Serial Preferred Stock Shares Issued	22,000	22,000
Serial Preferred Stock Shares Outstanding	22,000	22,000
Common Stock Par Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	5,000,000	5,000,000
Common Stock Shares Issued	3,144,934	3,144,934
Common Stock Shares Outstanding	2,944,001	2,944,001
Treasury Stock Shares Held	200,933	200,933

Consolidated Statements of Income (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Interest Income:
Loans	$ 17,907,415	$ 28,032,556	$ 32,809,913
Mortgage-Backed Securities	4,882,993	7,661,454	8,304,884
Investment Securities	1,994,411	2,832,193	2,623,006
Other	6,405	2,620	4,537
Total Interest Income	24,791,224	38,528,823	43,742,340
Interest Expense:
NOW And Money Market Accounts	832,856	1,702,502	2,067,241
Statement Savings Accounts	32,720	45,089	58,195
Certificate Accounts	2,838,292	5,040,071	7,546,064
FHLB Advances And Other Borrowed Money	3,306,898	4,955,443	5,703,534
Senior Convertible Debentures	365,040	486,720	486,720
Junior Subordinated Debentures	84,010	167,007	233,361
Total Interest Expense	7,459,816	12,396,832	16,095,115
Net Interest Income	17,331,408	26,131,991	27,647,225
Provision For Loan Losses	1,975,000	8,650,000	7,800,000
Net Interest Income After Provision For Loan Losses	15,356,408	17,481,991	19,847,225
Non-Interest Income:
Gain On Sale Of Investment Securities	945,476	2,300,254	1,520,599
Gain On Sale Of Loans	498,879	534,968	1,404,879
Service Fees On Deposit Accounts	880,209	1,156,202	1,143,811
Commissions From Insurance Agency	346,015	425,967	458,663
Trust Income	380,000	476,000	459,500
Bank Owned Life Insurance Income	315,000	420,000	415,000
Mandatorily Redeemable Financial Instrument Valuation Income	0	50,000	196,000
Check Card Fee Income	615,815	787,517	692,220
Other	383,460	790,797	504,289
Total Non-Interest Income	4,364,854	6,941,705	6,794,961
General And Administrative Expenses:
Compensation And Employee Benefits	7,978,054	10,990,812	11,828,376
Occupancy	1,498,858	1,878,754	1,929,946
Advertising	303,754	387,079	393,287
Depreciation And Maintenance Of Equipment	1,271,609	1,720,726	1,832,295
FDIC Insurance Premiums	514,065	826,731	1,218,075
Amortization Of Intangibles	37,503	60,023	90,000
Net Cost Of Operation Of Other Real Estate Owned	2,745,667	1,235,272	2,330,410
Other	2,713,044	3,617,643	4,218,751
Total General And Administrative Expenses	17,062,554	20,717,040	23,841,140
Income Before Income Taxes	2,658,708	3,706,656	2,801,046
Provision For Income Taxes	703,759	1,911,281	958,133
Net Income	1,954,949	1,795,375	1,842,913
Preferred Stock Dividends	330,000	440,000	666,453
Accretion Of Preferred Stock To Redemption Value	0	0	18,816
Net Income Available To Common Shareholders	$ 1,624,949	$ 1,355,375	$ 1,157,644
Net Income Per Common Share (Basic)	$ 0.55	$ 0.46	$ 0.43
Net Income Per Common Share (Diluted)	$ 0.55	$ 0.46	$ 0.42
Cash Dividend Per Share On Common Stock	$ 0.24	$ 0.32	$ 0.32
Weighted Average Shares Outstanding (Basic)	2,944,001	2,944,001	2,684,130
Weighted Average Shares Outstanding (Diluted)	2,944,001	2,944,001	2,762,824

Consolidated Statements of Comprehensive Income (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Statement of Other Comprehensive Income [Abstract]
Net Income	$ 1,954,949	$ 1,795,375	$ 1,842,913
Unrealized Gains On Securities:
Unrealized Holding Gains (Losses) On Securities Available For Sale, Net Of Taxes Of $909,507 At December 31, 2012; $2,649,001 At March 31, 2012; And $16,937 At March 31, 2011	1,483,932	4,322,055	(27,634)
Reclassification Adjustment For Gains Included In Net Income, Net Of Taxes Of $359,281 At December 31, 2012; $874,097 At March 31, 2012; And $577,828 At March 31, 2011	(586,195)	(1,426,157)	(942,771)
Other Comprehensive Income (Loss)	897,737	2,895,898	(970,405)
Comprehensive Income	$ 2,852,686	$ 4,691,273	$ 872,508

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Statement of Other Comprehensive Income [Abstract]
Taxes on Unrealized Holding Gains On Securities Available For Sale	$ 909,507	$ 2,649,001	$ 16,937
Taxes on Reclassification Adjustment For Gains Included In Net Income	$ 359,281	$ 874,097	$ 577,828

Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income (USD $)	Total	Preferred Stock	Warrants	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	Retained Earnings
Balance at at Mar. 31, 2010	$ 67,860,619	$ 17,692,609	$ 400,000	$ 26,055	$ 5,352,144	$ (4,330,712)	$ 4,608,080	$ 44,112,443
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	1,842,913							1,842,913
Other Comprehensive Income, Net Of Tax:	(970,405)						(970,405)
Common Stock Issuance	4,829,060			4,829	4,824,231
Preferred Stock Issuance	22,000,000	22,000,000
Preferred Stock Redemption	(18,000,000)	(17,711,425)						(288,575)
Accretion Of Preferred Stock To Redemption Value	0	18,816						(18,816)
Stock Compensation Expense	34,424							34,424
Cash Dividends On Preferred	(726,222)							(726,222)
Cash Dividends On Common	(858,184)							(858,184)
Balance at at Mar. 31, 2011	76,012,205	22,000,000	400,000	30,884	10,176,375	(4,330,712)	3,637,675	44,097,983
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	1,795,375							1,795,375
Other Comprehensive Income, Net Of Tax:	2,895,898						2,895,898
Redemption Of Mandatorily Redeemable Financial Instrument	1,417,312			565	1,416,747
Stock Compensation Expense	33,123				33,123
Cash Dividends On Preferred	(440,000)							(440,000)
Cash Dividends On Common	(942,027)							(942,027)
Balance at at Mar. 31, 2012	80,771,886	22,000,000	400,000	31,449	11,626,245	(4,330,712)	6,533,573	44,511,331
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	1,954,949							1,954,949
Other Comprehensive Income, Net Of Tax:	897,737						897,737
Stock Compensation Expense	4,472				4,472
Cash Dividends On Preferred	(330,000)							(330,000)
Cash Dividends On Common	(706,560)							(706,560)
Balance at at Dec. 31, 2012	$ 82,592,484	$ 22,000,000	$ 400,000	$ 31,449	$ 11,630,717	$ (4,330,712)	$ 7,431,310	$ 45,429,720

Consolidated Statements of Cash Flows (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 1,954,949	$ 1,795,375	$ 1,842,913
Adjustments To Reconcile Net Income To Net Cash Provided By Operating Activities:
Depreciation Expense	1,055,662	1,491,028	1,549,477
Amortization Of Intangible Assets	37,503	60,023	90,000
Stock Option Compensation Expense	4,472	33,123	34,424
Discount Accretion And Premium Amortization	5,712,398	5,536,476	3,690,505
Provisions For Losses On Loans	1,975,000	8,650,000	7,800,000
Mandatorily Redeemable Financial Instrument Valuation Income	0	(50,000)	(196,000)
Income From Bank Owned Life Insurance	(315,000)	(420,000)	(415,000)
Gain On Sales Of Loans	(498,879)	(534,968)	(1,404,879)
Gain On Sales Of Mortgage-Backed Securities	(804,959)	(1,255,867)	(1,207,238)
Gain On Sales Of Investment Securities	(140,517)	(1,044,387)	(313,361)
(Gain) Loss On Sale Of Real Estate Owned	(694,650)	4,230	256,484
Write Down On Real Estate Owned	2,933,000	608,920	1,409,564
Amortization Of Deferred Fees On Loans	(8,994)	(18,665)	(11,550)
Proceeds From Sale Of Loans Held For Sale	22,536,178	40,891,379	74,175,983
Origination Of Loans Held For Sale	(24,136,288)	(37,861,948)	(74,775,875)
(Increase) Decrease In Accrued Interest Receivable:
Loans	476,180	24,029	45,190
Mortgage-Backed Securities	86,488	(43,244)	19,713
Investment Securities	(337,607)	93,864	(185,958)
Increase (Decrease) In Advance Payments By Borrowers	(161,040)	(31,024)	54,156
Decrease In Prepaid FDIC Assessment	359,681	674,171	1,172,294
Other, Net	1,261,763	(1,576,174)	444,784
Net Cash Provided By Operating Activities	11,295,340	17,026,341	14,075,626
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase Of Mortgage-Backed Securities Available For Sale	(57,808,416)	(95,362,225)	(116,717,564)
Principal Repayments On Mortgage-Backed Securities Available For Sale	43,332,870	48,615,134	58,109,556
Purchase Of Mortgage-Backed Securities Held To Maturity	(9,130,181)	(26,183,966)	(12,726,562)
Principal Repayments On Mortgage-Backed Securities Held To Maturity	1,144,542	1,241,459	3,725,195
Purchase Of Investment Securities Available For Sale	(44,272,326)	(75,048,637)	(88,254,904)
Maturities Of Investment Securities Available For Sale	14,662,340	30,601,423	31,044,163
Purchase of Investment Securities Held To Maturity	(14,513,829)	(18,532,549)	(7,043,450)
Maturities Of Investment Securities Held To Maturity	13,592,535	8,598,502	1,628,735
Proceeds From Sale of Investment Securities Available For Sale	5,441,135	28,213,347	16,463,819
Proceeds From Sale of Mortgage-Backed Securities Available For Sale	34,874,060	50,076,125	48,564,592
Investment In Certificates Of Deposits With Other Banks	0	(1,625,000)	0
Purchase Of FHLB Stock	(657,887)	(34,343)	0
Redemption Of FHLB Stock	2,950,287	2,830,728	1,356,915
Decrease In Loans Receivable	28,481,291	40,557,533	62,562,563
Capital Improvements To Repossessed Assets	0	(36,877)	(549,458)
Proceeds From Sale Of Repossessed Assets	7,623,802	3,974,160	10,804,585
Purchase And Improvement Of Premises And Equipment	(247,260)	(416,712)	(629,609)
Net Cash Provided (Used) By Investing Activities	25,472,963	(2,531,898)	8,338,576
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (Decrease) In Deposit Accounts	(19,862,403)	5,843,942	(3,895,323)
Proceeds From FHLB Advances	60,400,000	106,501,384	148,420,000
Repayment Of FHLB Advances	(77,212,620)	(122,567,920)	(174,287,544)
Repayments Of Other Borrowings, Net	(484,142)	(1,394,088)	(864,996)
Proceeds From Issuance Of Preferred Stock	0	0	22,000,000
Proceeds From Issuance Of Common Stock	0	0	4,829,060
Redemption Of Preferred Stock	0	0	(18,000,000)
Dividends To Preferred Stock Shareholders	(330,000)	(440,000)	(726,222)
Dividends To Common Stock Shareholders	(706,560)	(942,027)	(858,184)
Net Cash Used By Financing Activities	(38,195,725)	(12,998,709)	(23,383,209)
Net Increase (Decrease) In Cash And Cash Equivalents	(1,427,422)	1,495,734	(969,007)
Cash And Cash Equivalents At Beginning Of Year	9,331,372	7,835,638	8,804,645
Cash And Cash Equivalents At End Of Year	7,903,950	9,331,372	7,835,638
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	7,692,965	12,527,487	16,377,342
Income Taxes	274,656	2,863,176	429,432
Supplemental Schedule Of Non Cash Transactions:
Transfers From Loans Receivable	2,456,478	4,276,679	15,581,977
Unrealized Gains (Losses) On Securities Available For Sale, Net Of Taxes	$ 897,737	$ 2,895,898	$ (970,405)

Significant Accounting Policies	9 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies

The following is a description of the more significant accounting and reporting policies used in the preparation and presentation of the accompanying consolidated financial statements.  All significant intercompany transactions have been eliminated in consolidation.

(a)	Basis of Consolidation and Nature of Operations
The accompanying consolidated financial statements include the accounts of Security Federal Corporation (the “Company”) and its wholly owned subsidiary, Security Federal Bank (the “Bank”) and the Bank’s wholly owned subsidiaries, Security Federal Insurance, Inc. (“SFINS”) and Security Financial Services Corporation (“SFSC”).  Security Federal Corporation has a wholly owned subsidiary, Security Federal Statutory Trust (the “Trust”), which issued and sold fixed and floating rate capital securities of the Trust.  However, under current accounting guidance, the Trust is not consolidated in the financial statements.  The Bank is primarily engaged in the business of accepting savings and demand deposits and originating mortgage loans and other loans to individuals and small businesses for various personal and commercial purposes.  SFINS was formed during fiscal 2002 and began operating during the December 2001 quarter.  SFINS is an insurance agency offering auto, business, health, and home insurance.  SFINS has a wholly owned subsidiary, Collier Jennings Financial Corporation which has as subsidiaries Security Federal Auto Insurance, The Auto Insurance Store Inc., and Security Federal Premium Pay Plans Inc. Security Federal Premium Pay Plans Inc. has one wholly owned premium finance subsidiary and also has an ownership interest in four other premium finance subsidiaries.

(b)	Change in Fiscal Year
The Company's Board of Directors approved a change in the Company's fiscal year end from March 31 to December 31, effective December 31, 2012. As a result of this change, the consolidated financial statements include the Company's financial results for the nine month transition period from April 1, 2012 to December 31, 2012. The following table presents certain comparative transition period condensed financial information for the nine months ended December 31, 2012 and 2011, respectively.

	For the Nine Months Ended December 31,
	2012	2011
		(Unaudited)
Interest Income	$24,791,224	$29,577,248
Interest Expense	7,459,816	9,582,911
Net Interest Income	17,331,408	19,994,337
Provision For Loan Losses	1,975,000	6,700,000
Net Interest Income After Provision For Loan Losses	15,356,408	13,294,337
Non-Interest Income	4,364,854	5,327,218
General And Administrative Expenses	17,062,554	15,592,171
Income Before Income Taxes	2,658,708	3,029,384
Provision For Income Taxes	703,759	1,663,956
Net Income	1,954,949	1,365,428
Preferred Stock Dividends	330,000	330,000
Net Income Available To Common Shareholders	$1,624,949	$1,035,428

Net Income Per Common Share (Basic)	$0.55	$0.35
Net Income Per Common Share (Diluted)	$0.55	$0.35
Cash Dividend Per Share On Common Stock	$0.24	$0.24

(1)	Significant Accounting Policies, Continued

(c)	Cash and Cash Equivalents
For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks, interest-bearing balances in other banks, and federal funds sold.  Cash equivalents have original maturities of three months or less.

(d)	Investment and Mortgage-Backed Securities
Investment securities, including mortgage-backed securities, are classified in one of three categories: held to maturity, available for sale, or trading.  Management determines the appropriate classification of debt securities at the time of purchase. Investment securities are classified as held to maturity when the Company has the positive intent and ability to hold the securities to maturity.  These securities are recorded at cost and adjusted for amortization of premiums and accretion of discounts over the estimated life of the security using a method that approximates a level yield.  Prepayment assumptions on mortgage-backed securities are anticipated.

Management classifies investment securities that are not considered to be held to maturity as available for sale.  This type of investment is stated at fair value with unrealized gains and losses, net of tax, reported in a separate component of shareholders' equity (“accumulated other comprehensive income”).  Gains and losses from sales of investment and mortgage-backed securities available for sale are determined using the specific identification method.  The Company has no trading securities.

(e)	Loans Receivable Held for Investment
Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal balance adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest is recognized over the term of the loan based on the outstanding loan balance. Fees charged for originating loans, if any, are deferred and offset by the deferral of certain direct expenses associated with loans originated. The net deferred fees are recognized as yield adjustments by applying the interest method.

(f)	Allowance for Loan Losses
The Company provides for loan losses using the allowance method.  Accordingly, all loan losses are charged to the related allowance and all recoveries are credited to the allowance for loan losses.

Additions to the allowance for loan losses are provided by charges to operations based on various factors, which, in management’s judgment, deserve current recognition in estimating possible losses.  Such factors considered by management include the fair value of the underlying collateral, stated guarantees by the borrower (if applicable), the borrower’s ability to repay from other economic resources, growth and composition of the loan portfolio, the relationship of the allowance for loan losses to the outstanding loans, loss experience, delinquency trends, and general economic conditions.  Management evaluates the carrying value of the loans periodically and the allowance is adjusted accordingly. While management uses the best information available to make evaluations, future adjustments may be necessary if economic conditions differ substantially from the assumptions used in making these evaluations.  The allowance for loan losses is subject to periodic evaluations by bank regulatory agencies that may require adjustments to be made to the allowance based upon the information that is available at the time of their examination.

The Company values impaired loans at the loan’s fair value if it is probable that the Company will be unable to collect all amounts due according to the terms of the loan agreement at the present value of expected cash flows, the market price of the loan, if available, or the value of the underlying collateral.  Expected cash flows are required to be discounted at the loan’s effective interest rate.  When the ultimate collectibility of an impaired loan’s principal is in doubt, wholly or partially, all cash receipts are applied to principal.  When this doubt does not exist, cash receipts are applied under the contractual terms of the loan agreement first to interest and then to principal.  Once the recorded principal balance has been reduced to zero, future cash receipts are applied to interest income to the extent that any interest has been foregone.  Further cash receipts are recorded as recoveries of any amounts previously charged off.

(g)	Loans Receivable Held for Sale
Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Net unrealized losses are provided for in a valuation allowance by charges to operations.

(1)	Significant Accounting Policies, Continued

(h)	Repossessed Assets Acquired in Settlement of Loans
Repossessed assets represent real estate and other assets acquired through foreclosure or repossession and are initially recorded at the lower of cost (principal balance of the former mortgage loan less any specific valuation allowances) or estimated fair value less costs to sell.  Subsequent improvements are capitalized.  Costs of holding real estate, such as property taxes, insurance, general maintenance and interest expense, are expensed as a period cost.  Fair values are reviewed regularly and allowances for possible losses are established when the carrying value of the asset owned exceeds the fair value less estimated costs to sell.  Fair values are generally determined by reference to an outside appraisal.

(i)	Premises and Equipment
Premises and equipment are carried at cost, net of accumulated depreciation.  Depreciation of premises and equipment is amortized on a straight-line method over the estimated useful life of the related asset.  Estimated lives are seven to 40 years for buildings and improvements and generally three to 10 years for furniture, fixtures and equipment.  Maintenance and repairs are charged to current expense.  The cost of major renewals and improvements are capitalized.

(j)	Intangible Assets and Goodwill
Intangible Assets consist of the customer list and employment contracts resulting from the Company’s acquisition of Collier Jennings Financial Corporation in July 2006.  The goodwill also is a result of the excess of the cost over the fair value of net assets resulting from the Collier Jennings acquisition.

Intangible assets are amortized over their estimated economic lives using methods that reflect the pattern in which the economic benefits are utilized.  Goodwill is reviewed for impairment annually or whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.

(k)	Income Taxes
Income tax expense or benefit is recognized for the net change during the year in the deferred tax liability or asset.  That amount together with income taxes currently payable is the total amount of income tax expense or benefit for the year.  Deferred taxes are provided for by the differences in financial reporting bases for assets and liabilities compared with their tax bases.  Generally, a current tax liability or asset is established for taxes presently payable or refundable and a deferred tax liability or asset is established for future tax items.  A valuation allowance, if applicable, is established for deferred tax assets that may not be realized.  Tax bad debt reserves in excess of the base year amount (established as taxable years ending March 31, 1988 or later) would create a deferred tax liability.  Deferred income taxes are provided for in differences between the provision for loan losses for financial statement purposes and those allowed for income tax purposes.

The Company adopted accounting guidance which prescribes a threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosures.

There have been no gross amounts of unrecognized tax benefits or interest or penalties related to uncertain tax positions since adoption. There are no unrecognized tax benefits that would, if recognized, affect the effective tax rate. There are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next 12 months. Years prior to March 31, 2009 are closed for federal, state and local income tax matters.

(l)	Loan Fees and Costs Associated with Originating Loans
Loan fees received, net of direct incremental costs of originating loans, are deferred and amortized over the contractual life of the related loan.  The net fees are recognized as yield adjustments by applying the interest method.  Prepayments are not anticipated.

(1)	Significant Accounting Policies, Continued

(m)	Interest Income
Interest on loans is accrued and credited to income monthly based on the principal balance outstanding and the contractual rate on the loan.  The Company places loans on non-accrual status when they become greater than 90 days delinquent or when, in the opinion of management, full collection of principal or interest is unlikely.  When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received first to principal and then to interest income. The loans are returned to an accrual status when full collection of principal and interest appears likely.

(n)	Advertising Expense
Advertising and public relations costs are generally expensed as incurred.  External costs relating to direct mailing costs are expensed in the period in which the direct mailings are sent.  Advertising and public relations costs of $303,754, $387,079, and $393,287 were included in the Company’s results of operations for the nine months ended December 31, 2012 and the years ended March 31, 2012 and 2011, respectively.

(o)	Stock-Based Compensation
The Company accounts for compensation costs under its stock option plans using the fair value method. This method requires the measurement of the cost of employee services received in exchange for an award of equity instruments based upon the fair value of the award on the grant date. The cost of the award is recognized in the income statement over the vesting period of the award.

(p)	Earnings Per Share
Accounting guidance specifies computation and presentation requirements for both basic earnings per share ("EPS") and, for entities with complex capital structures, diluted EPS.  Basic EPS is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding.  Diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.  The dilutive effect of options and warrants outstanding is reflected in diluted earnings per share by application of the treasury stock method. The reverse treasury stock method is used to determine the dilutive effect of the mandatorily redeemable shares outstanding, which were issued by the Company in connection with the acquisition of the Collier-Jennings Companies.

Net income available to common shareholders represents consolidated net income adjusted for preferred dividends declared, accretion of discounts and amortization of premiums on preferred stock issuances and cumulative dividends related to the current dividend period that have not been declared as of period end.

The following tables provide a reconciliation of net income to net income available to common shareholders for the periods presented:

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Earnings Available To Common Shareholders
Net Income	$1,954,949	$1,795,375	$1,842,913
Preferred Stock Dividends	330,000	440,000	666,453
Deemed Dividends On Preferred Stock From Net Accretion Of Preferred Stock	—	—	18,816
Net Income Available To Common Shareholders	$1,624,949	$1,355,375	$1,157,644

(1)	Significant Accounting Policies, Continued

There were no dilutive securities or options for the nine months ended December 31, 2012 or the year ended March 31, 2012, therefore no reconciliation is provided for those periods. The following tables show the effects of dilutive options and warrants on the Company’s earnings per share for the year ended March 31, 2011:

	For the Year Ended March 31, 2011
	Income	Shares	Per Share Amounts
Basic EPS	$1,157,644	2,684,130	$0.43
Effect of Diluted Securities:
Mandatorily Redeemable Shares	—	78,694	(0.01)
Senior Convertible Debentures	—	—	—
Stock Options And Warrants	—	—	—
Diluted EPS	$1,157,644	2,762,824	$0.42

The average market price used in calculating the assumed number of dilutive shares issued for the nine months ended December 31, 2012 and the years ended March 31, 2012 and 2011 was $8.63, $9.53, and $10.64, respectively. As a result of the average stock price being less than the exercise price of all options and warrants in the nine months ended December 31, 2012 and the years ended March 31, 2012 and 2011, the options are not dilutive in calculating diluted earnings per share for those periods.

(q)	Use of Estimates
The preparation of financial statements in conformity with Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods.  Actual results could differ from those estimates.

(r)	Recently Issued Accounting Standards
The following is a summary of recent authoritative pronouncements that could affect accounting, reporting, and disclosure of financial information by the Company:

On May 12, 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this ASU that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements include the following:

The amendments expand the disclosures about fair value measurements. The FASB has received input from users of financial statements requesting more information about the following:

a)	For fair value measurements categorized within Level 3 of the fair value hierarchy:

1)	The valuation processes used by the reporting entity

2)	The sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs, if any.

b)
A reporting entity's use of a nonfinancial asset in a way that differs from the asset's highest and best use when that asset is measured at fair value in the statement of financial position or when its fair value is disclosed on the basis of its highest and best use.

c)
The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed (for example, a financial instrument that is measured at amortized cost in the statement of financial position but for which fair value is disclosed in accordance with Topic 825, Financial Instruments).

(1)	Significant Accounting Policies, Continued

The amendments in the ASU are to be applied prospectively and were effective for the Company on April 1, 2012.
On June 16, 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This ASU gives businesses two options for presenting other comprehensive income. This ASU eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in the ASU were to be applied retrospectively and were effective for the Company on April 1, 2012.

On September 15, 2011, the FASB issued an ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment. Prior guidance called for a two-step test to be used to determine whether goodwill is impaired. Preparers of the financial statements of nonpublic entities noted that the cost and complexity of performing step 1 of the current impairment testing process (identifying potential impairment by comparing the fair value of a reporting unit with its carrying amount - including goodwill) is a large burden. The amendments contained in the ASU are intended to address the concerns about the cost and complexity of the goodwill impairment test. The amendments allow both public and nonpublic entities an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under that option, an entity no longer would be required to calculate the fair value of a reporting unit unless the entity determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendment in the ASU was effective April 1, 2012 for the Company.

On July 27, 2012, the FASB issued an ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. Previous guidance required an entity to test indefinite-lived intangible assets for impairment, on at least an annual basis, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. The amendments allow both public and nonpublic entities an option to first assess qualitative factors to determine whether it is necessary to perform the impairment test in a manner that is similar to the goodwill impairment testing guidance in Update 2011-08. Under the provisions of ASU No. 2012-02, an entity no longer would be required to calculate the fair value of the indefinite-lived intangible assets unless it determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount.

The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting authorities are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

(1)	Significant Accounting Policies, Continued

(s)       Risks and Uncertainties
In the normal course of its business, the Company encounters two significant types of risk: economic and regulatory.  There are three main components of economic risk: interest rate risk, credit risk, and market risk.  The Company is subject to interest rate risk to the degree that its interest-bearing liabilities mature or reprice at different speeds, or on different bases, than its interest-earning assets.  Credit risk is the risk of default on the Company’s loan portfolio that results from borrowers’ inability or unwillingness to make contractually required payments.  Market risk reflects changes in the value of collateral underlying loans receivable, the valuation of real estate held by the Company, and the valuation of loans held for sale and mortgage-backed securities available for sale.  The Company is subject to the regulations of various government agencies.  These regulations can and do change significantly from period to period.  The Company also undergoes periodic examinations by the bank regulatory agencies, which may subject it to further changes with respect to asset valuations, amounts of required loss allowances, and operating restrictions, resulting from the regulators’ judgments based on information available to them at the time of their examination.

(t)	Reclassifications
Certain amounts in prior years’ consolidated financial statements have been reclassified to conform to current period classifications.

Investment and Mortgage-Backed Securities, Available for Sale	9 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Available for Sale
Investment and Mortgage-Backed Securities, Available For Sale

The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale are as follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$6,115,036	$53,954	$4,320	$6,164,670
Small Business Administration (“SBA”) Bonds	94,152,203	2,466,354	156,287	96,462,270
Tax Exempt Municipal Bonds	35,772,115	1,770,567	60,534	37,482,148
Mortgage-Backed Securities	206,793,861	8,030,008	91,966	214,731,903
Equity Securities	102,938	—	27,713	75,225
	$342,936,153	$12,320,883	$340,820	$354,916,216
	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$2,634,234	$64,660	$—	$2,698,894
Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) Bonds	2,926,566	560	5,275	2,921,851
SBA Bonds	85,064,224	1,357,490	142,912	86,278,802
Tax Exempt Municipal Bonds	23,231,375	971,739	77,389	24,125,725
Mortgage-Backed Securities	229,462,521	8,486,387	95,073	237,853,835
Equity Securities	102,938	—	27,188	75,750
	$343,421,858	$10,880,836	$347,837	$353,954,857

(2)         Investment and Mortgage-Backed Securities, Available For Sale, Continued

FHLB securities, FNMA and FHLMC bonds, and FNMA and FHLMC mortgage-backed securities are issued by government-sponsored enterprises (“GSEs”).  GSEs are not backed by the full faith and credit of the United States government.  SBA bonds are backed by the full faith and credit of the United States government. Included in the tables above and below in mortgage-backed securities are GNMA mortgage-backed securities, which are also backed by the full faith and credit of the United States government.  At December 31, 2012 and March 31, 2012, the Bank held an amortized cost and fair value of $135.3 million and $141.2 million, respectively, and $143.8 million and $149.3 million, respectively, in GNMA mortgage-backed securities included in mortgage-backed securities listed above. All mortgage-backed securities above are either GSEs or GNMA mortgage-backed securities. The Company has not invested in any private label mortgage-backed securities.

The amortized cost and fair value of investment and mortgage-backed securities available for sale at December 31, 2012 are shown below by contractual maturity.  Expected maturities will differ from contractual maturities because borrowers have the right to prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Less Than One Year	$—	$—
One – Five Years	14,222,904	14,515,725
Five – Ten Years	60,854,622	62,377,392
After Ten Years	61,064,766	63,291,196
Mortgage-Backed Securities	206,793,861	214,731,903
	$342,936,153	$354,916,216

At December 31, 2012 and March 31, 2012, the amortized cost and fair value of investment and mortgage-backed securities available for sale pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $108.9 million and $114.4 million, respectively, and $130.6 million and $137.1 million, respectively.

The Bank received $40.3 million, $78.3 million and $65 million, respectively, in proceeds from sales of available for sale securities during the nine months ended December 31, 2012, and the years ended March 31, 2012, and 2011. As a result, the Bank recognized $945,000 in gross gains and no gross losses for the nine months ended December 31, 2012, $2.3 million in gross gains and no gross losses for the year ended March 31, 2012, and $1.5 million in gross gains and no gross losses for the year ended March 31, 2011.

The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$995,680	$4,320	$—	$—	$995,680	$4,320
SBA Bonds	4,583,177	119,825	1,833,076	36,462	6,416,253	156,287
Tax Exempt Municipal Bond	4,538,734	60,534	—	—	4,538,734	60,534
Mortgage-Backed Securities	16,259,037	91,966	—	—	16,259,037	91,966
Equity Securities	—	—	75,225	27,713	75,225	27,713
	$26,376,628	$276,645	$1,908,301	$64,175	$28,284,929	$340,820
(2)         Investment and Mortgage-Backed Securities, Available For Sale, Continued

	March 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FNMA And FHLMC Bonds	$1,921,291	$5,275	$—	$—	$1,921,291	$5,275
SBA Bonds	12,508,821	142,912	—	—	12,508,821	142,912
Tax Exempt Municipal Bond	3,390,580	77,389	—	—	3,390,580	77,389
Mortgage-Backed Securities	23,053,784	95,073	—	—	23,053,784	95,073
Equity Securities	—	—	75,750	27,188	75,750	27,188
	$40,874,476	$320,649	$75,750	$27,188	$40,950,226	$347,837

Securities classified as available-for-sale are recorded at fair market value.  At December 31, 2012, 18.8% of the unrealized losses, or two individual securities, consisted of securities in a continuous loss position for 12 months or more.  At March 31, 2012, 7.8% of the unrealized losses, or one individual security, consisted of securities in a continuous loss position for 12 months or more. The Company has the ability and intent to hold these securities until such time as the value recovers or the securities mature.  The Company believes, based on industry analyst reports and credit ratings, that the deterioration in value is attributable to changes in market interest rates and is not in the credit quality of the issuer and therefore, these losses are not considered other-than-temporary. The Company reviews its investment securities portfolio at least quarterly and more frequently when economic conditions warrant, assessing whether there is any indication of other-than-temporary impairment (“OTTI”). Factors considered in the review include estimated future cash flows, length of time and extent to which market value has been less than cost, the financial condition and near term prospects of the issuer, and our intent and ability to retain the security to allow for an anticipated recovery in market value.

If the review determines that there is OTTI, then an impairment loss is recognized in earnings equal to the entire difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made, or may recognize a portion in other comprehensive income. The fair value of investments on which OTTI is recognized then becomes the new cost basis of the investment.

Investment and Mortgage-Backed Securities, Held to Maturity	9 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Held to Maturity
Investment and Mortgage-Backed Securities, Held to Maturity

The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities held to maturity are as follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
FHLB Securities	$7,996,378	$123,702	$21,160	$8,098,920
Federal Farm Credit Bank ("FFCB") Securities	6,796,255	2,070	23,727	6,774,598
FNMA and FHLMC Bonds	4,019,931	29,029	4,560	4,044,400
SBA Bonds	5,865,767	315,841	6,139	6,175,469
Mortgage-Backed Securities	51,238,931	3,280,100	95,532	54,423,499
Equity Securities	155,000	—	—	155,000
	$76,072,262	$3,750,742	$151,118	$79,671,886
(3)         Investment and Mortgage-Backed Securities, Held to Maturity, Continued

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
FHLB Securities	$11,554,627	$221,726	$13,517	$11,762,836
FFCB Securities	1,999,516	6,534	23,410	1,982,640
FNMA and FHLMC Bonds	6,983,004	19,863	49,147	6,953,720
SBA Bonds	3,251,151	305,430	—	3,556,581
Mortgage-Backed Securities	43,732,912	1,822,180	—	45,555,092
Equity Securities	155,000	—	—	155,000
	$67,676,210	$2,375,733	$86,074	$69,965,869

FHLB securities, FFCB securities, and FNMA and FHLMC bonds and FNMA and FHLMC mortgage-backed securities are issued by GSEs.  Included in the tables above and below in mortgage-backed securities are GNMA mortgage-backed securities, which are also backed by the full faith and credit of the United States government.  At December 31, 2012 and March 31, 2012, the Bank held an amortized cost and fair value of $47.2 million and $50.4 million, respectively, and $42.2 million and $43.9 million, respectively, in GNMA mortgage-backed securities included in mortgage-backed securities listed above. All mortgage-backed securities above are either GSEs or GNMA mortgage-backed securities. The Company has not invested in any private label mortgage-backed securities.

The amortized cost and fair value of investment and mortgage-backed securities held to maturity at December 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities resulting from call features on certain investments.

	Amortized Cost	Fair Value
Less Than One Year	$3,000,000	$3,080,130
One – Five Years	395,997	407,914
Over Five – Ten Years	10,080,844	10,074,313
More Than Ten Years	11,356,490	11,686,030
Mortgage-Backed Securities	51,238,931	54,423,499
	$76,072,262	$79,671,886

At December 31, 2012 and March 31, 2012, the amortized cost and fair value of investment and mortgage-backed securities held to maturity pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $12.2 million and $12.8 million, respectively, and $11.6 million and $12.1 million, respectively.

(3)         Investment and Mortgage-Backed Securities, Held to Maturity, Continued

The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$1,978,840	$21,160	$—	$—	$1,978,840	$21,160
FFCB Securities	5,772,528	23,727	—	—	5,772,528	23,727
FNMA And FHLMC Bonds	1,021,910	4,560	—	—	1,021,910	4,560
SBA Bonds	3,249,478	6,139	—	—	3,249,478	6,139
Mortgage-Backed Securities	7,659,461	95,532	—	—	7,659,461	95,532
	$19,682,217	$151,118	$—	$—	$19,682,217	$151,118

	March 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$4,532,636	$13,517	$—	$—	$4,532,636	$13,517
FFCB Securities	976,590	23,410	—	—	976,590	23,410
FNMA And FHLMC Bonds	4,939,150	49,147	—	—	4,939,150	49,147
	$10,448,376	$86,074	$—	$—	$10,448,376	$86,074

The Company’s held-to-maturity portfolio is recorded at amortized cost.  The Company has the ability and intends to hold these securities to maturity. There were no sales of securities held to maturity during the nine months ended December 31, 2012 or the years ended March 31, 2012 and 2011.

Loans Receivable, Net	9 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans Receivable, Net
Loans Receivable, Net

Loans receivable, net, consisted of the following as of the dates shown:

	December 31, 2012	March 31, 2012
Residential Real Estate Loans	$90,677,625	$97,807,917
Consumer Loans	56,595,093	58,685,000
Commercial Business	8,063,901	9,552,575
Commercial Real Estate	250,924,094	276,317,897
Total Loans Held For Investment	406,260,713	442,363,389
Loans Held For Sale	4,770,760	2,671,771
Total Loans Receivable, Gross	411,031,473	445,035,160
Less:
Allowance For Loan Losses	11,318,371	14,615,198
Loans In Process	2,002,595	1,886,652
Deferred Loan Fees	4,687	22,704
	13,325,653	16,524,554
Total Loans Receivable, Net	$397,705,820	$428,510,606

Changes in the allowance for loan losses for the nine months ended December 31, 2012 and for the years ended March 31, 2012 and 2011 are summarized as follows:

	Nine Months Ended December 31,	Years Ended March 31,
	2012	2012	2011
Balance At Beginning Of Period	$14,615,198	$12,501,800	$12,307,394
Provision For Loan Losses	1,975,000	8,650,000	7,800,000
Charge Offs	(7,422,393)	(6,643,834)	(8,116,667)
Recoveries	2,150,566	107,232	511,073
Total Allowance For Loan Losses	$11,318,371	$14,615,198	$12,501,800

The Company uses a risk based approach based on the following credit quality measures when analyzing the loan portfolio: pass, caution, special mention, and substandard. These indicators are used to rate the credit quality of loans for the purposes of determining the Company’s allowance for loan losses. Pass loans are loans that are performing and are deemed adequately protected by the net worth of the borrower or the underlying collateral value. These loans are considered the least risky in terms of determining the allowance for loan losses. Substandard loans are considered the most risky category. These loans typically have an identified weakness or weaknesses and are inadequately protected by the net worth of the borrower or collateral value. All loans 60 days or more past due are automatically classified in this category. The other two categories fall in between these two grades.

(4)      Loans Receivable, Net, Continued

The following tables list the loan grades used by the Company as credit quality indicators and the balance in each category at the dates presented, excluding loans held for sale.

	Credit Quality Measures
December 31, 2012	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$82,565,630	$222,046	$293,079	$7,596,870	$90,677,625
Consumer	54,899,665	152,368	184,731	1,358,329	56,595,093
Commercial Business	7,256,607	151,521	514,253	141,520	8,063,901
Commercial Real Estate	162,570,021	32,049,447	17,417,778	38,886,848	250,924,094
Total	$307,291,923	$32,575,382	$18,409,841	$47,983,567	$406,260,713

	Credit Quality Measures
March 31, 2012	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$88,536,685	$—	$573,887	$8,697,345	$97,807,917
Consumer	57,113,676	159,805	27,604	1,383,915	58,685,000
Commercial Business	8,608,378	446,815	—	497,382	9,552,575
Commercial Real Estate	190,230,745	21,874,264	19,783,230	44,429,658	276,317,897
Total	$344,489,484	$22,480,884	$20,384,721	$55,008,300	$442,363,389

(4)      Loans Receivable, Net, Continued

The following table presents an age analysis of past due balances by category at December 31, 2012.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$1,794,644	$3,757,801	$5,552,445	$85,125,180	$90,677,625
Consumer	1,862,611	211,756	646,136	2,720,503	53,874,590	56,595,093
Commercial Business	445,113	36,079	86,991	568,183	7,495,718	8,063,901
Commercial Real Estate	2,432,423	4,852,227	13,913,190	21,197,840	229,726,254	250,924,094
Total	$4,740,147	$6,894,706	$18,404,118	$30,038,971	$376,221,742	$406,260,713

The following table presents an age analysis of past due balances by category at March 31, 2012.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$2,778,235	$742,345	$3,638,929	$7,159,509	$90,648,408	$97,807,917
Consumer	659,028	352,421	620,358	1,631,807	57,053,193	58,685,000
Commercial Business	174,420	209,418	20,808	404,646	9,147,929	9,552,575
Commercial Real Estate	18,332,136	4,682,891	18,378,165	41,393,192	234,924,705	276,317,897
Total	$21,943,819	$5,987,075	$22,658,260	$50,589,154	$391,774,235	$442,363,389

At December 31, 2012 and March 31, 2012, the Company did not have any loans that were 90 days or more past due and still accruing interest. Our strategy is to work with our borrowers to reach acceptable payment plans while protecting our interests in the existing collateral.  In the event an acceptable arrangement cannot be reached, we may have to acquire these properties through foreclosure or other means and subsequently sell, develop, or liquidate them. The following table shows non-accrual loans by category at December 31, 2012 compared to March 31, 2012.

	At December 31, 2012		At March 31, 2012		$	%
	Amount	Percent (1)	Amount	Percent (1)	Increase (Decrease)	Increase (Decrease)
Non-accrual Loans:
Residential Real Estate	$3,757,801	0.9%	$3,638,929	0.8%	$118,872	3.3%
Commercial Business	86,991	—	20,808	—	66,183	318.1
Commercial Real Estate	13,913,190	3.4	18,378,165	4.2	(4,464,975)	(24.3)
Consumer	646,136	0.2	620,358	0.1	25,778	4.2
Total Non- accrual Loans	$18,404,118	4.5%	$22,658,260	5.1%	$(4,254,142)	(18.8)%

(1) PERCENT OF GROSS LOANS RECEIVABLE, NET OF DEFERRED FEES AND LOANS IN PROCESS AND LOANS HELD FOR SALE.

(4)      Loans Receivable, Net, Continued

The following tables show the activity in the allowance for loan losses by category for the periods indicated.

	For the Nine Months Ended December 31, 2012
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,928,625	$1,498,111	$644,855	$10,543,607	$14,615,198
Provision	183,236	(227,872)	175,141	1,844,495	1,975,000
Charge-Offs	(647,161)	(286,612)	(209,898)	(6,278,722)	(7,422,393)
Recoveries	56,859	17,644	8,821	2,067,242	2,150,566
Ending Balance	$1,521,559	$1,001,271	$618,919	$8,176,622	$11,318,371

	For the Year Ended March 31, 2012
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,702,864	$1,122,055	$924,149	$8,752,732	$12,501,800
Provision	789,365	1,570,350	114,169	6,176,116	8,650,000
Charge-Offs	(563,604)	(1,250,573)	(408,138)	(4,421,519)	(6,643,834)
Recoveries	—	56,279	14,675	36,278	107,232
Ending Balance	$1,928,625	$1,498,111	$644,855	$10,543,607	$14,615,198

The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses.

	Allowance For Loan Losses
December 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,521,559	$1,521,559
Consumer	—	1,001,271	1,001,271
Commercial Business	—	618,919	618,919
Commercial Real Estate	440,000	7,736,622	8,176,622
Total	$440,000	$10,878,371	$11,318,371

	Allowance For Loan Losses
March 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$155,000	$1,773,625	$1,928,625
Consumer	19,568	1,478,543	1,498,111
Commercial Business	148,610	496,245	644,855
Commercial Real Estate	1,313,670	9,229,937	10,543,607
Total	$1,636,848	$12,978,350	$14,615,198

(4)       Loans Receivable, Net, Continued

The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable for the periods indicated.

	Loans Receivable
December 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$4,500,902	$86,176,723	$90,677,625
Consumer	322,588	56,272,505	56,595,093
Commercial Business	7,853	8,056,048	8,063,901
Commercial Real Estate	35,115,195	215,808,899	250,924,094
Total	$39,946,538	$366,314,175	$406,260,713

	Loans Receivable
March 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$3,544,061	$94,263,856	$97,807,917
Consumer	1,849,046	56,835,954	58,685,000
Commercial Business	172,362	9,380,213	9,552,575
Commercial Real Estate	35,231,717	241,086,180	276,317,897
Total	$40,797,186	$401,566,203	$442,363,389

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired management measures impairment and records the loan at fair value. Fair value is estimated using one of the following methods: fair value of the collateral less estimated costs to sale, discounted cash flows, or market value of the loan based on similar debt. The fair value of the collateral less estimated costs to sell is the most frequently used method. Typically, the Company reviews the most recent appraisal and if it is over 24 months old will request a new third party appraisal. Depending on the particular circumstances surrounding the loan, including the location of the collateral, the date of the most recent appraisal and the value of the collateral relative to the recorded investment in the loan, management may order an independent appraisal immediately or, in some instances, may elect to perform an internal analysis. The average balance of impaired loans was $41.6 million for nine months ended December 31, 2012 compared to $34.3 million for the year ended March 31, 2012.

(4)       Loans Receivable, Net, Continued

The following tables are a summary of information related to impaired loans as of December 31, 2012 and March 31, 2012.

	December 31, 2012
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$4,500,902	$4,611,873	$—	$4,531,543	$130,896
Consumer Loans	322,588	386,588	—	342,916	28,419
Commercial Business	7,853	7,853	—	12,236	—
Commercial Real Estate	31,808,577	35,373,833	—	32,963,079	1,036,344
With An Allowance Recorded:
Residential Real Estate	—	—	—	—	—
Consumer Loans	—	—	—	—	—
Commercial Business	—	—	—	—	—
Commercial Real Estate	3,306,618	4,766,031	440,000	3,705,660	—
Total
Residential Real Estate	4,500,902	4,611,873	—	4,531,543	130,896
Consumer Loans	322,588	386,588	—	342,916	28,419
Commercial Business	7,853	7,853	—	12,236	—
Commercial Real Estate	35,115,195	40,139,864	440,000	36,668,739	1,036,344
Total	$39,946,538	$45,146,178	$440,000	$41,555,434	$1,195,659

	March 31, 2012
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,201,560	$2,456,960	$—	$2,066,066	$65,818
Consumer Loans	1,829,478	1,879,478	—	2,398,298	86,180
Commercial Business	23,752	47,752	—	294,894	1,677
Commercial Real Estate	27,425,873	29,175,328	—	24,020,047	1,186,679
With An Allowance Recorded:
Residential Real Estate	1,342,501	1,954,501	155,000	586,109	6,137
Consumer Loans	19,568	60,668	19,568	28,181	—
Commercial Business	148,610	148,610	148,610	207,135	5,608
Commercial Real Estate	7,805,844	9,945,912	1,313,670	4,687,210	228,483
Total
Residential Real Estate	3,544,061	4,411,461	155,000	2,652,175	71,955
Consumer Loans	1,849,046	1,940,146	19,568	2,426,479	86,180
Commercial Business	172,362	196,362	148,610	502,029	7,285
Commercial Real Estate	35,231,717	39,121,240	1,313,670	28,707,257	1,415,162
Total	$40,797,186	$45,669,209	$1,636,848	$34,287,940	$1,580,582

(4)       Loans Receivable, Net, Continued

In the course of resolving delinquent loans, the Bank may choose to restructure the contractual terms of certain loans. A troubled debt restructuring ("TDR") is a restructuring in which the Bank, for economic or legal reasons related to a borrower’s financial difficulties, grants a concession to a borrower that it would not otherwise consider (FASB ASC Topic 310-40).  The concessions granted on TDRs generally include terms to reduce the interest rate, extend the term of the debt obligation, or modify the payment structure on the debt obligation. The Bank grants such concessions to reassess the borrower’s financial status and develop a plan for repayment.  TDRs included in impaired loans at December 31, 2012 and March 31, 2012 amounted to $15.9 million and $18.0 million, respectively.

Loans on nonaccrual status at the date of modification are initially classified as nonaccrual TDRs. Loans on accruing status at the date of concession are initially classified as accruing TDRs if the note is reasonably assured of repayment and performance is expected in accordance with its modified terms. Such loans may be designated as nonaccrual loans subsequent to the concession date if reasonable doubt exists as to the collection of interest or principal under the restructuring agreement. Nonaccrual TDRs are returned to accruing status when there is economic substance to the restructuring, there is documented credit evaluation of the borrower's financial condition, the remaining balance is reasonably assured of repayment in accordance with its modified terms, and the borrower has demonstrated sustained repayment performance in accordance with the modified terms for a reasonable period of time (generally a minimum of six months).

The following table is a summary of loans restructured as TDRs during the periods indicated:

	For the Nine Months Ended December 31, 2012			For the Year Ended March 31, 2012
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Residential Real Estate	—	$—	$—	—	$—	$—
Consumer Loans	—	—	—	1	15,358	15,358
Commercial Business	—	—	—	—	—	—
Commercial Real Estate	1	257,452	257,452	14	11,988,576	11,988,576
Total	1	257,452	257,452	15	$12,003,934	$12,003,934

(4)       Loans Receivable, Net, Continued

During the nine months ended December 31, 2012, the Bank modified one loan that was considered to be a TDR. The Bank lowered the interest rate on the loan and changed the payment to interest only for one year. During the year ended March 31, 2012, the Bank modified 15 loans that were considered to be TDRs. The modification for these loans consisted of lowering the interest rate. The following table is a summary of TDRs restructured in the last 12 months that subsequently defaulted during the period:

	For the Nine Months Ended December 31, 2012		For the Year Ended March 31, 2012
Troubled Debt Restructurings That Subsequently Defaulted During the Period	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Residential Real Estate	—	$—	—	$—
Consumer Loans	—	—	—	—
Commercial Business	—	—	—	—
Commercial Real Estate	4	880,745	—	—
Total	4	$880,745	—	$—

At December 31, 2012, six loans that had been previously restructured were in default, four of which defaulted during the nine month period and had been restructured in the last 12 months. During the year ended March 31, 2012, six loans that had been previously restructured were in default. The Bank considers any loan 30 days or more past due to be in default.

Our policy with respect to accrual of interest on loans restructured in a TDR follows relevant supervisory guidance.  That is, if a borrower has demonstrated performance under the previous loan terms and shows capacity to perform under the restructured loan terms, continued accrual of interest at the restructured interest rate is likely.  If a borrower was materially delinquent on payments prior to the restructuring but shows capacity to meet the restructured loan terms, the loan will likely continue as nonaccrual going forward.  Lastly, if the borrower does not perform under the restructured terms, the loan is placed on nonaccrual status.

We will continue to closely monitor these loans and will cease accruing interest on them if management believes that the borrowers may not continue performing based on the restructured note terms.  If, after previously being classified as a TDR, a loan is restructured a second time, then that loan is automatically placed on nonaccrual status.  Our policy with respect to nonperforming loans requires the borrower to make a minimum of six consecutive payments in accordance with the loan terms before that loan can be placed back on accrual status.  Further, the borrower must show capacity to continue performing into the future prior to restoration of accrual status.

Premises and Equipment, Net	9 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Premises and Equipment, Net
Premises and Equipment, Net

Premises and equipment, net, are summarized as follows for the dates indicated:

	December 31,	March 31,
	2012	2012
Land	$5,471,503	$5,471,503
Buildings And Improvements	17,591,652	17,570,577
Furniture And Equipment	10,684,296	11,180,104
Construction In Progress	77,058	83,749
Total Premises And Equipment	33,824,509	34,305,933
Less Accumulated Depreciation	(15,906,612)	(15,579,634)
Total Premises And Equipment, Net	$17,917,897	$18,726,299

Depreciation expense for the nine months ended December 31, 2012, and for the years ended March 31, 2012, and 2011 was $1.1 million, $1.5 million, and $1.5 million, respectively. The Bank has entered into non-cancelable operating leases related to buildings and land.  At December 31, 2012, future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more are as follows (by fiscal year):

2013	$413,520
2014	415,125
2015	357,141
2016	299,157
2017	261,665
Thereafter	1,156,558
Total Future Minimum Payments	$2,903,166

Total rental expense amounted to $306,000, $401,000, and $434,000 for the nine months ended December 31, 2012, and for the years ended March 31, 2012 and 2011, respectively.  Four lease agreements with monthly expenses of $6,484, $800, $8,571, and $9,983 have multiple renewal options totaling 30, 10, 35, and 10 years, respectively.

Intangible Assets and Goodwill	9 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
Intangible Assets and Goodwill

Intangible assets and goodwill are the result of the Collier Jennings acquisition in July 2006.  Changes in intangible assets and goodwill for periods indicated consisted of the following:

	December 31,	March 31,
	2012	2012
Customer List
Balance At Beginning Of Year	$99,477	$149,481
Amortization	37,503	50,004
Balance At End Of Year	61,974	99,477
Employment Contracts
Balance At Beginning Of Year	—	10,019
Amortization	—	10,019
Balance At End Of Year	—	—
Total Intangibles	61,974	99,477
Goodwill	1,199,754	1,199,754
Total	$1,261,728	$1,299,231

In accordance with accounting guidance, the Company evaluates its goodwill on an annual basis. The evaluations were performed as of September 30, 2012 and September 30, 2011 for fiscal years ended December 31, 2012 and March 31, 2012, respectively. At the time of the evaluations the Company determined that no impairment existed. Therefore, there was no amortization of goodwill for the nine months ended December 31, 2012 or the year ended March 31, 2012. Amortization of the intangibles is scheduled to be as follows for each fiscal year as indicated:

2013	$50,004
2014	11,970
Total	$61,974

FHLB Stock	9 Months Ended
Dec. 31, 2012
Federal Home Loan Banks [Abstract]
FHLB Stock
FHLB Stock

The Bank, as a member of the FHLB of Atlanta, is required to acquire and hold shares of capital stock in the FHLB of Atlanta in an amount equal to a membership component, which is 0.15% of total assets at September 30, 2012 and December 2011 plus a transaction component which equals 4.5% of outstanding advances (borrowings) from the FHLB of Atlanta.  The Bank is in compliance with this requirement with an investment in FHLB of Atlanta stock of $6.2 million and $8.5 million as of December 31, 2012 and March 31, 2012, respectively. No readily available market exists for this stock and it has no quoted fair value.  However, because redemption of this stock has historically been at par, it is carried at cost.

Repossessed Assets Acquired In Settlement Of Loans	9 Months Ended
Dec. 31, 2012
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Repossessed Assets Acquired in Settlement of Loans
Repossessed Assets Acquired In Settlement Of Loans

The Bank owned $6.8 million and $14.2 million in repossessed assets acquired in settlement of loans at December 31, 2012 and March 31, 2012, respectively. Transactions in repossessed assets for the nine months ended December 31, 2012, and the years ended March 31, 2012 and 2011 are summarized below:

	December 31,	March 31,
	2012	2012	2011
Balance, Beginning Of Period	$14,160,099	$14,433,853	$10,773,050
Additions	2,456,478	4,276,679	15,581,977
Capital Improvements	—	36,877	549,458
Sales	(6,929,152)	(3,978,390)	(11,061,070)
Write Downs	(2,933,000)	(608,920)	(1,409,562)
Balance, End Of Period	$6,754,425	$14,160,099	$14,433,853

Deposits	9 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Deposits
Deposits

Deposits outstanding by type of account are summarized as follows:

	At December 31, 2012			At March 31, 2012
		Weighted Rate	Interest Rate Range		Weighted Rate	Interest Rate Range
Checking Accounts	$126,740,707	0.06%	0.00-0.20%	$124,750,127	0.11%	0.00-0.30%
Money Market Accounts	234,382,412	0.38%	0.20-0.40%	224,195,659	0.55%	0.25-0.60%
Statement Savings Accounts	22,411,240	0.20%	0.00-0.20%	22,348,787	0.20%	0.00-0.25%
Total	$383,534,359	0.26%	0.00-0.40%	$371,294,573	0.38%	0.00-0.60%

Certificate Accounts:
0.00 – 1.99%	255,422,955			267,556,217
2.00 – 2.99%	32,975,486			49,260,643
3.00 – 3.99%	2,380,728			2,936,931
4.00 – 4.99%	1,523,474			4,021,999
5.00 – 5.99%	501,651			1,130,693
Total	292,804,294	1.11%	0.15-5.22%	324,906,483	1.36%	0.20-5.50%
Total Deposits	$676,338,653	0.63%	0.00-5.22%	$696,201,056	0.84%	0.00-5.50%

Included in the certificates above were $22.6 million and $34.4 million in brokered deposits at December 31, 2012 and March 31, 2012, respectively, with a weighted average interest rate of 1.47% and 1.71%, respectively. Of the brokered deposits at December 31, 2012, $2.5 million mature within one year.

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was $139.9 million and $156.0 million at December 31, 2012 and March 31, 2012, respectively.

(9)         Deposits, Continued

The amounts and scheduled maturities of all certificates of deposit are as follows:

	December 31,	March 31,
	2012	2012
Within 1 Year	$182,062,395	$215,738,167
After 1 Year, Within 2 Years	55,389,195	53,231,294
After 2 Years, Within 3 Years	22,172,081	14,494,174
After 3 Years, Within 4 Years	24,584,913	24,155,416
After 4 Years, Within 5 Years	8,595,710	17,287,432
Thereafter	—	—
	$292,804,294	$324,906,483

At December 31, 2012 and March 31, 2012, the Bank has $72,000 and $67,000, respectively, in overdrafts that were reclassified to loans.

Advances From Federal Home Loan Bank (FHLB) And Other Borrowings	9 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Advances From Federal Home Loan Bank (FHLB) And Other Borrowings
Advances From Federal Home Loan Bank (FHLB) And Other Borrowings

Advances from the FHLB are summarized by year of maturity and weighted average interest rate below:

	December 31, 2012
Year Ending December 31	Amount	Weighted Rate
2013	$22,100,000	2.92%
2014	30,257,182	3.33%
2015	15,000,000	4.01%
2016	20,000,000	4.60%
2017	12,900,000	4.38%
Thereafter	5,000,000	3.39%
	$105,257,182	3.72%

	March 31, 2012
Year Ending March 31	Amount	Weighted Rate
2012	$—	—%
2013	18,900,000	2.70%
2014	30,000,000	3.45%
2015	20,269,802	3.01%
2016	20,000,000	4.12%
2017	15,000,000	4.66%
Thereafter	17,900,000	4.10%
	$122,069,802	3.62%

These advances are secured by a blanket collateral agreement with the FHLB by pledging the Bank’s portfolio of residential first mortgage loans and investment securities with an amortized cost and fair value of $135.7 million and $129.4 million, respectively, at December 31, 2012 and $152.8 million and $162.1 million, respectively, at March 31, 2012. Advances are subject to prepayment penalties.

The following tables show callable FHLB advances as of the dates indicated.  These advances are also included in the above table.  All callable advances are callable at the option of the FHLB.  If an advance is called, the Bank has the option to pay off the advance without penalty, re-borrow funds on different terms, or convert the advance to a three-month floating rate advance tied to LIBOR.

As of December 31, 2012
Borrow Date	Maturity Date	Amount	Int. Rate	Type	Call Dates
11/23/2005	11/23/2015	$5,000,000	3.933%	Multi-Call	05/23/08 and quarterly thereafter
7/11/2006	7/11/2016	5,000,000	4.800%	Multi-Call	07/11/08 and quarterly thereafter
11/29/2006	11/29/2016	5,000,000	4.025%	Multi-Call	05/29/08 and quarterly thereafter
5/24/2007	5/24/2017	7,900,000	4.375%	Multi-Call	05/27/08 and quarterly thereafter
7/25/2007	7/25/2017	5,000,000	4.396%	Multi-Call	07/25/08 and quarterly thereafter
8/28/2008	8/28/2013	5,000,000	3.113%	Multi-Call	08/30/10 and quarterly thereafter
(10)         Advances From Federal Home Loan Bank (FHLB) And Other Borrowings, Continued

As of March 31, 2012
Borrow Date	Maturity Date	Amount	Int. Rate	Type	Call Dates
11/23/2005	11/23/2015	$5,000,000	3.933%	Multi-Call	05/23/08 and quarterly thereafter
7/11/2006	7/11/2016	5,000,000	4.800%	Multi-Call	07/11/08 and quarterly thereafter
11/29/2006	11/29/2016	5,000,000	4.025%	Multi-Call	05/29/08 and quarterly thereafter
5/24/2007	5/24/2017	7,900,000	4.375%	Multi-Call	05/27/08 and quarterly thereafter
7/25/2007	7/25/2017	5,000,000	4.396%	Multi-Call	07/25/08 and quarterly thereafter
8/28/2008	8/28/2013	5,000,000	3.113%	Multi-Call	08/30/10 and quarterly thereafter

At December 31, 2012 and March 31, 2012, the Bank had $165.9 million and $152.8 million in additional borrowing capacity, respectively, at the FHLB.

The Bank had $9.3 million and $9.8 million in other borrowings at December 31, 2012 and March 31, 2012, respectively.  These borrowings consist of short-term repurchase agreements with certain commercial demand deposit customers for sweep accounts. The repurchase agreements typically mature within one to three days and the interest rate paid on these borrowings floats monthly with money market type rates. At December 31, 2012 and March 31, 2012, the interest rate paid on the repurchase agreements was 0.20% and 0.25%, respectively. The maximum amount outstanding at any one month end during the nine months ended December 31, 2012 was $10.2 million compared to $11.7 million during the year ended March 31, 2012. The Bank had pledged as collateral for these repurchase agreements investment and mortgage-backed securities with amortized costs and fair values of $15.4 million and $16.3 million, respectively at December 31, 2012 and $17.8 million and $19.0 million, respectively, at March 31, 2012.

Junior Subordinated Debentures	9 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Junior Subordinated Debentures
Junior Subordinated Debentures

On September 21, 2006, Security Federal Statutory Trust (the “Trust”), a wholly-owned subsidiary of the Company, issued and sold fixed and floating rate capital securities of the Trust (the “Capital Securities”), which are reported on the consolidated balance sheet as junior subordinated debentures, generating proceeds of $5.2 million. The Trust loaned these proceeds to the Company to use for general corporate purposes, primarily to provide capital to the Bank.

The Capital Securities accrue and pay distributions annually at a rate per annum equal to 2.01% at December 31, 2012.  Prior to September 2011, one-half of the Capital Securities issued in the transaction had a fixed rate of 6.88% and the remaining half had a floating rate of three-month LIBOR plus 170 basis points. After September 2011, the rate is a floating rate of three month LIBOR plus 170 basis points as the fixed rate portion was converted to the floating rate. The distribution rate payable on the Capital Securities is cumulative and payable quarterly in arrears.
(11)         Junior Subordinated Debentures, Continued

The Company has the right, subject to events of default, to defer payments of interest on the Capital Securities for a period not to exceed 20 consecutive quarterly periods, provided that no extension period may extend beyond the maturity date of December 15, 2036. The Company has no current intention to exercise its right to defer payments of interest on the Capital Securities.

The Capital Securities mature or are mandatorily redeemable upon maturity on December 15, 2036, or upon earlier optional redemption as provided in the indenture. The Company has the right to redeem the Capital Securities in whole or in part, on or after September 15, 2011.

Manditorily Redeemable Financial Instrument	9 Months Ended
Dec. 31, 2012
Mandatorily Redeemable Financial Instrument [Abstract]
Mandatorily Redeemable Financial Instrument
Mandatorily Redeemable Financial Instrument

On June 30, 2006, the Company recorded a $1.4 million mandatorily redeemable financial instrument as a result of the acquisition of the Collier-Jennings Companies. The shareholder of Collier-Jennings Companies received cash and was issued stock in the Company to settle the acquisition.  The shares were released to the shareholder of Collier-Jennings Companies over a three-year period.  The stock had a mandatorily redeemable rate at the option of the shareholder of Collier-Jennings Companies in cumulative increments of 20% per year for a five-year period at the greater of $26 per share or one and one-half times the book value per common share of the Company’s stock.

The mandatorily redeemable financial instrument was carried at fair value based on the Company’s book value per common share. The Company recorded a valuation gain of $50,000 during the year ended March 31, 2012 to properly reflect the fair value of the instrument.

On April 11, 2011, the Company eliminated the mandatorily redeemable shares of the Company’s common stock as a result of an investor’s purchase of these shares in a private transaction.  In connection with the purchase of these shares, the redemption feature was eliminated.  As a result, the Company no longer has the liability related to these shares on its balance sheet and the Company’s capital increased by 1.4 million.

Senior Convertible Debentures	9 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Senior Convertible Debentures
Senior Convertible Debentures

Effective December 1, 2009, the Company issued $6.1 million in convertible senior debentures. The debentures will mature on December 1, 2029 and accrue interest at the rate of 8.0% per annum until maturity or earlier redemption or repayment. Interest on the debentures is payable on June 1 and December 1 of each year, and commenced June 1, 2010. The debentures are convertible into the Company’s common stock at a conversion price of $20 per share at the option of the holder at any time prior to maturity.

The debentures are redeemable, in whole or in part, at the option of the Company at any time on or after December 1, 2019, at a price equal to 100% of the principal amount of the debentures to be purchased plus any accrued and unpaid interest to, but excluding, the date of redemption. The debentures are unsecured general obligations of the Company ranking equal in right of payment to all of our present and future unsecured indebtedness that is not expressly subordinated.

Income Taxes	9 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Income tax expense is comprised of the following:

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Current:
Federal	$348,588	$1,814,394	$1,755,393
State	91,108	226,970	336,011
Total Current Tax Expense	439,696	2,041,364	2,091,404
Deferred:
Federal	266,784	(706,857)	(1,025,678)
State	(2,721)	576,774	(107,593)
Total Deferred Tax Expense	264,063	(130,083)	(1,133,271)
Total Income Tax Expense	$703,759	$1,911,281	$958,133

The Company's income taxes differ from those computed at the statutory federal income tax rate, as follows:

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Tax At Statutory Income Tax Rate	$903,960	$1,260,263	$952,356
State Tax And Other	(212,308)	10,480	(23,555)
Write-down Of State Deferred Tax Asset	—	625,000	—
Valuation Allowance	12,107	15,538	29,332
Total Income Tax Expense	$703,759	$1,911,281	$958,133

(14)         Income Taxes, Continued

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below.

	At December 31,	At March 31,
	2012	2012
Deferred Tax Assets:
Deferred Compensation	$528,847	$491,872
Provision For Loan Losses	3,891,083	5,023,701
Other Real Estate Owned	1,452,449	763,796
Net Fees Deferred For Financial Reporting	121,842	126,811
Non-accrual Interest	411,761	412,775
Net Operating Losses	232,837	220,730
Other	61,129	58,467
Total Gross Deferred Tax Assets	6,699,948	7,098,152
Less: Valuation Allowance	(232,837)	(220,730)
Net Deferred Tax Assets	6,467,111	6,877,422
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,576	114,568
Depreciation	362,221	480,812
Other	63,695	73,547
Intangibles	19,292	37,105
Unrealized Gain on Securities Available for Sale	4,548,752	3,999,426
Total Gross Deferred Tax Liability	5,108,536	4,705,458
Net Deferred Tax Asset	$1,358,575	$2,171,964

Deferred tax assets represent the future tax benefit of deductible differences and, if it is more likely than not that a tax asset will not be realized, a valuation allowance is required to reduce the recorded deferred tax assets to net realizable value. As of December 31, 2012, management has determined that it is more likely than not that the total deferred tax asset will be realized except for the deferred tax asset associated with State net operating loss carryforwards, and, accordingly, has established a valuation allowance only for this item. The change in the valuation allowance was $12,107. Net deferred tax assets are included in other assets at December 31, 2012 and March 31, 2012. The Company had state net operating losses of $7.1 million and $6.7 million for the nine months ended December 31, 2012 and the year ended March 31, 2012, respectively.

During the year ended March 31, 2012, the Company wrote down the state deferred tax asset by $625,000 as a result of the Bank’s conversion from a thrift to a state-chartered commercial bank. This is the result of a difference in South Carolina income tax laws for banks versus thrifts. As a result of the conversion, the basis for calculating taxes for South Carolina changed from pre-tax income (which incorporated permanent tax differences) at a rate of 6% to book net income (after applicable federal taxes) at a rate of 4.5%.

Retained earnings at December 31, 2012 included tax bad debt reserves of $2.2 million, for which no provision for federal income tax has been made. If, in the future, these amounts are used for any purpose other than to absorb bad debt losses, including dividends, stock redemptions, or distributions in liquidation, or the Company ceases to be qualified as a bank, they may be subject to federal income tax at the prevailing corporate tax rate. Tax returns for 2009 and subsequent years are subject to examination by taxing authorities.

Regulatory Matters	9 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Regulatory Matters
Regulatory Matters

The Federal Reserve and bank regulatory agencies require bank holding companies and financial institutions to maintain capital at adequate levels based on a percentage of assets and off-balance sheet exposures, adjusted for risk weights ranging from 0% to 100%. Under the capital adequacy guidelines, regulatory capital is classified into two tiers. These guidelines require an institution to maintain a certain level of Tier 1 and Tier 2 capital to risk-weighted assets. Tier 1 capital consists of common shareholders' equity, excluding the unrealized gain or loss on securities available for sale, minus certain intangible assets. In determining the amount of risk-weighted assets, all assets, including certain off-balance sheet assets, are multiplied by a risk-weight factor of 0% to 100% based on the risks believed to be inherent in the type of asset. Tier 2 capital consists of Tier 1 capital plus the general reserve for loan losses, subject to certain limitations. The Bank is required to maintain capital at a minimum level based on total average assets, which is known as the Tier 1 leverage ratio.

Failure to meet minimum capital requirements can initiate certain mandatory and discretionary actions by regulators that could have a material adverse effect on the Company.  As of December 31, 2012 and March 31, 2012, the Bank was categorized as “well capitalized” under the regulatory framework for prompt corrective action.  There are no conditions or events that management believes have changed that classification as of the date of this Annual Report. The Company and the Bank’s regulatory capital amounts and ratios are as follows as of the dates indicated:

	Actual		For Capital Adequacy		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2012
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$68,639	16.5%	$16,619	4.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	84,148	20.3%	33,237	8.0%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	68,639	7.7%	35,552	4.0%	N/A	N/A

SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$80,822	19.5%	$16,606	4.0%	$24,909	6.0%
Total Risk-Based Capital (To Risk Weighted Assets)	86,012	20.7%	33,212	8.0%	41,515	10.0%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	80,822	9.1%	35,541	4.0%	44,426	5.0%

March 31, 2012
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$67,360	14.9%	$18,031	4.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	83,666	18.6%	36,314	8.0%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	67,360	7.4%	36,314	4.0%	N/A	N/A

SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$78,555	17.4%	$18,022	4.0%	$27,033	6.0%
Total Risk-Based Capital (To Risk Weighted Assets)	84,298	18.7%	36,043	8.0%	45,054	10.0%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	78,555	8.7%	36,303	4.0%	45,379	5.0%

Employee Benefit Plans	9 Months Ended
Dec. 31, 2012
Postemployment Benefits [Abstract]
Employee Benefit Plans
Employee Benefit Plans

The Company is participating in a multiple employer defined contribution employee benefit plan covering substantially all employees with six months or more of service.  The Company matches a portion of the employees’ contributions and the plan has a discretionary profit sharing provision.  The total employer contributions were $145,000 for the nine months ended December 31, 2012 and $188,000 and $221,000 for the years ended March 31, 2012 and 2011, respectively.

The Company has an Employee Stock Purchase Plan (“ESPP”).  The ESPP allows employees of the Company to purchase stock quarterly through a payroll deduction at a discount calculated as 15% of the market value with a floor equal to the Company’s book value.  The ESPP, which was approved by stockholders in July 2005, became effective in January 2007. Participation in the ESPP is voluntary.  Employees are limited to investing $25,000 or 5% of their annual salary, whichever is lower, during the year.  During the nine months ended December 31, 2012, there were no employee stock purchases within the plan.

Certain officers of the Company participate in a supplemental retirement plan.  These benefits are not qualified under the Internal Revenue Code and they are not funded.  During the nine months ended December 31, 2012 and the years ended March 31, 2012 and 2011, the Company incurred expenses of $144,000, $180,000 and $282,000, respectively, for this plan.

Certain officers and directors of the Company participate in incentive and non-qualified stock option plans. Prior to fiscal 2010, the Company had three stock option plans that together authorized the Company to grant 150,000 options. In 2008, the 2008 Equity Incentive Plan was approved by stockholders and implemented by the Company with the intention of replacing the previous three option plans. No additional options are to be granted under the old plans and forfeitures under the old plans are not added to the new plan as available options, however, all existing options outstanding under these plans remain in effect. The 2008 Equity Incentive Plan provides for the grant of non-qualified and incentive stock options, stock appreciation rights (“SARS”), and restricted stock awards. Under the 2008 Equity Incentive Plan, 50,000 shares of common stock are reserved for the issuance of stock options and SARS in addition to 50,000 shares subject to restricted stock awards. The plan is administered by a committee appointed by the Board of Directors. The committee determines the specific employees, amount and type of any awards granted. At December 31, 2012 and March 31, 2012, there were 50,000 shares available for issuance under this plan.

Options under all plans are granted at exercise prices not less than the fair value of the Company’s common stock on the date of the grant.

(16)         Employee Benefit Plans, Continued

The following is a summary of the activity under the Company’s incentive and non-qualified stock option plans for the nine months ended December 31, 2012 and for the years ended March 31, 2012 and 2011:

	December 31,		March 31,
	2012		2012		2011
	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price
Balance, Beginning of Period	72,900	$22.62	81,400	$22.51	90,900	$22.57
Options Granted	—	—	—	—	—	—
Options Exercised	—	—	—	—	—	—
Options Forfeited	4,500	22.58	8,500	21.72	8,500	23.09
Balance, End of Period	68,400	$22.63	72,900	$22.62	81,400	$22.51

Total Intrinsic Value Of Options Exercised During The Year	—		—		—
Weighted-Average Fair Value Of Options Granted During The Year	—		—		—
Options Exercisable	43,800	$22.14	43,600	$22.05	49,900	$21.91
Weighted-Average Remaining Life Of Exercisable Options	1.8 years		2.5 years		3.4 years
Options Available For Grant	50,000		50,000		50,000

During the nine months ended December 31, 2012, 2,200 options with a weighted average exercise price of $23.61 vested. During the year ended March 31, 2012, 1,200 stock options with an exercise price of $23.03 vested. No options vested during the years ended March 31, 2011. The aggregate intrinsic value of the stock options outstanding and exercisable at December 31, 2012, and March 31, 2012 and 2011 amounted to $0 for all periods. Total compensation expense related to stock options was $4,000, $33,000, and $34,000 for the nine months ended December 31, 2012 and the years ended March 31, 2012 and 2011, respectively.  As of December 31, 2012, there was $21,000 of total unrecognized compensation cost related to non-vested stock options.  The cost is expected to be recognized over a weighted average period of three years.

(16)         Employee Benefit Plans, Continued

There were no stock-based awards granted by the Company, during the nine months ended December 31, 2012 or during the years ended March 31, 2012 or 2011. At December 31, 2012, the Company had the following options outstanding:

Grant Date	Outstanding Options	Option Price	Expiration Date
09/01/03	2,400	$24.00	09/01/13
12/01/03	3,000	$23.65	12/01/13
01/01/04	5,000	$24.22	01/01/14
03/08/04	7,000	$21.43	03/08/14
06/07/04	2,000	$24.00	06/07/14
01/01/05	18,000	$20.55	01/01/15
01/01/06	4,000	$23.91	01/01/16
08/24/06	3,500	$23.03	08/24/16
05/24/07	2,000	$24.34	05/24/17
07/09/07	1,000	$24.61	07/09/17
10/01/07	2,000	$24.28	10/01/17
01/01/08	14,000	$23.49	01/01/18
05/19/08	2,500	$22.91	05/19/18
07/01/08	2,000	$22.91	07/01/18

All options granted prior to March 31, 2006 are 100% vested. Options granted after March 31, 2006 generally vest 20% per year every year beginning in the sixth year after the grant date.  Those options granted after March 31, 2006 may be exercised as they vest in years six through ten, or until the end of year ten after the grant date.

Stock Warrants	9 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Stock Warrants
Stock Warrants

In conjunction with its participation in the U.S. Department of Treasury’s (“Treasury”) Capital Purchase Program (“CPP”) in 2008, the Company sold a warrant to the Treasury to purchase 137,966 shares of the Company’s common stock. The warrant has a 10-year term and was immediately exercisable upon issuance. At December 31, 2012, the warrant was anti-dilutive. There were no changes in the Company’s stock warrants during the nine months ended December 31, 2012 or during the years ended March 31, 2012 and 2011.

Bank Owned Life Insurance	9 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Bank Owned Life Insurance
Bank Owned Life Insurance

The cash value of the life insurance policies are recorded as a separate line item in the accompanying balance sheets at $11.2 million, $10.8 million and $10.4 million at December 31, 2012, March 31, 2012 and 2011, respectively.  The insurance provides key person life insurance on certain officers of the Company.  The earnings-portion of the insurance policies grows tax deferred and helps offset the cost of the Company’s benefits programs.  The Company recorded earnings of $315,000, $420,000 and $415,000 for the growth in the cash value of life insurance during the nine months ended December 31, 2012 and the years ended March 31, 2012 and 2011, respectively.

Commitments and Contingencies	9 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

In the ordinary course of business, the Company has various outstanding commitments and contingent liabilities that are not reflected in the accompanying consolidated financial statements.  In addition, the Company is a defendant in certain claims and legal actions arising in the ordinary course of business.  In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the consolidated financial condition of the Company.

(19)         Commitments and Contingencies, Continued

In conjunction with its lending activities, the Bank enters into various commitments to extend credit and issue letters of credit.  Loan commitments (unfunded loans and unused lines of credit) and letters of credit are issued to accommodate the financing needs of the Bank's customers.  Loan commitments are agreements by the Bank to lend at a future date, so long as there are no violations of any conditions established in the agreement.  Letters of credit commit the Bank to make payments on behalf of customers when certain specified events occur.

Financial instruments where the contract amount represents the Bank's credit risk include commitments under pre-approved but unused lines of credit of $30.1 million and $24.1 million, undisbursed loans in process of $2.0 million and $1.9 million, and letters of credit of $6.1 million and $1.7 million at December 31, 2012 and March 31, 2012, respectively.

These loan and letter of credit commitments are subject to the same credit policies and reviews as loans on the balance sheet.  Collateral, both the amount and nature, is obtained based upon management's assessment of the credit risk.  Since many of the extensions of credit are expected to expire without being drawn, the total commitment amounts do not necessarily represent future cash requirements.  In addition to these loan commitments noted above, the Bank had unused credit card loan commitments of $4.5 million at December 31, 2012 and March 31, 2012.  There were no outstanding commitments on mortgage loans not yet closed at December 31, 2012 and March 31, 2012.  These commitments, which are funded subject to certain limitations, extend over varying periods of time with the majority being funded within 45 days.  At December 31, 2012 and March 31, 2012, the Bank had outstanding commitments to sell approximately $4.8 million and $2.7 million of loans, respectively, which encompassed the Bank’s held for sale loans.  The Bank also has commitments to sell mortgage loans not yet closed, on a best efforts basis.  Best efforts means the Bank suffers no penalty if they are unable to deliver the loans to the potential buyers.  The fair value of the Bank’s commitment to originate mortgage loans at committed interest rates and to sell such loans to permanent investors is insignificant.

Related Party Transactions	9 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Certain directors, executive officers and companies with which they are affiliated are customers of, and have banking transactions with, the Bank in the ordinary course of business. These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable arms-length transactions.

A summary of loan transactions with directors, including their affiliates, and executive officers follows:

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Balance, Beginning of Year	$315,338	$356,345	$460,115
New Loans	5,364	7,798	43,620
Less Loan Payments	47,372	48,805	147,390
Balance, End of Year	$273,330	$315,338	$356,345

Loans to all employees, officers, and directors of the Company, in the aggregate constituted approximately 5.4% and 4.9% of the Company’s total shareholders' equity at December 31, 2012 and March 31, 2012, respectively.  At December 31, 2012 and March 31, 2012, deposits from executive officers and directors of the Bank and Company and their related interests in the aggregate approximated $4.1 million and $6.3 million, respectively.

The Company leased office space from a related party during the nine months ended December 31, 2012. The lease is with a company in which the related party, who is both a director and an officer of the Company, has an ownership interest.  The Company incurred expenses of $58,000, $76,000, and $74,000 for rent for the nine months ended December 31, 2012 and the years ended March 31, 2012 and 2011, respectively, related to this lease.  The Company also previously leased office space from another officer.  On this lease, the Company incurred rent expense of $6,900 during the year ended March 31, 2012 and $41,400 during the year ended March 31, 2011. This lease was terminated during the year ended March 31, 2012.  Management is of the opinion that the transactions with respect to office rent were made on terms that are comparable to those which would be made with unaffiliated persons.

Stock Issuance and Exchange	9 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stock Issuance and Exchange
Stock Issuance and Exchange

The Company was approved to participate in the Treasury’s Community Development Capital Initiative (“CDCI”).  The CDCI was established by the Treasury under the Troubled Asset Relief Program to invest lower cost capital in Community Development Financial Institutions (“CDFI”), supporting their efforts to provide credit to small businesses and other qualified customers in connection with the downturn in the economy.

In connection with its participation in the CDCI, on September 29, 2010, the Company (i) exchanged all $18.0 million (aggregate liquidation preference amount) of its Fixed Rate Cumulative Perpetual Preferred Stock, Series A (“Series A Preferred Stock”), previously sold to the Treasury pursuant to the Troubled Asset Relief Program CPP, for $18.0 million (aggregate liquidation preference amount) of the Company’s newly designated Fixed Rate Cumulative Perpetual Preferred Stock, Series B (the “Series B Preferred Stock”), (ii) sold 400,000 shares of its common stock at $10.00 per share in a private offering to board members of the Company for aggregate gross proceeds of $4.0 million; and (iii) received an additional $4.0 million investment from the Treasury through the sale of an additional $4.0 million (aggregate liquidation preference amount) of its Series B Preferred Stock to the Treasury.  The additional $4.0 million investment from the Treasury was contingent upon the Company’s completion of the $4.0 million separate stock offering for the same amount, as required by the Company’s primary regulator at the time, the Office of Thrift Supervision.  The warrant sold by the Company to the Treasury in connection with the Company’s participation in Treasury’s Troubled Asset Relief Program CPP in 2008 remains outstanding.

Participation in the CDCI provided the Company with $8.0 million in additional capital and lowered the cost of the capital received from the Treasury.  The annual dividend rate on the Series A Preferred Stock was 5% and was to have increased to 9% on February 15, 2014.  The annual dividend rate on the Series B Preferred Stock is 2% for the first eight years from the date of issuance, or until September 19, 2018, and 9% thereafter if still then outstanding.  The Company and the Bank must maintain eligibility as a CDFI under Treasury regulations, otherwise, the annual dividend rate on the Series B Preferred Stock will increase to 5% if such eligibility is not corrected within 180 days and will further increase to 9% if not corrected after 270 days.

In addition, on December 22, 2010, the Company sold 82,906 shares of its common stock, $0.01 par value per share, through a private placement. The purchase price was $10.00 per share and the net proceeds received from the sale of these shares was $829,060. This was the final phase in the Company’s current plan to raise additional capital.

Security Federal Corporation Condensed Financial Statements (Parent Company Only)	9 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Security Federal Corporation Condensed Financial Statements (Parent Company Only)
Security Federal Corporation Condensed Financial Statements (Parent Company Only)

The following is condensed financial information of Security Federal Corporation (Parent Company only).  The primary asset is its investment in the Bank subsidiary and the principal source of income for the Company is equity in undistributed earnings from the Bank.
Condensed Balance Sheet Data

	At December 31,	At March 31,
	2012	2012
Assets:
Cash	$4,098,035	$5,471,308
Investment Securities, Available For Sale	75,225	75,750
Investment in Security Federal Statutory Trust	155,000	155,000
Investment In Security Federal Bank	89,532,985	86,405,275
Accounts Receivable And Other Assets	13,766	69,787
Total Assets	$93,875,011	$92,177,120
Liabilities And Shareholders’ Equity:
Accounts Payable And Other Liabilities	$44,827	$167,534
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Shareholders’ Equity	82,591,184	80,770,586
Total Liabilities And Shareholders’ Equity	$93,875,011	$92,177,120

(22)         Security Federal Corporation Condensed Financial Statements (Parent Company Only), Continued

Condensed Statements of Income Data

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Income:
Equity In Earnings Of Security Federal Bank	$2,229,630	$2,095,707	$2,029,275
Interest Income	22,941	78,667	91,806
Miscellaneous Income	—	34,338	24,803
Total Income	2,252,571	2,208,712	2,145,884
Expenses:
Interest Expense	449,049	653,727	720,081
Mandatorily Redeemable Financial Instrument Valuation (Income) Expense	—	(50,000)	(196,000)
Other Expenses	16,814	24,329	37,757
Total Expenses	465,863	628,056	561,838
Income Before Income Taxes	1,786,708	1,580,656	1,584,046
Income Tax Benefit	(168,241)	(214,719)	(258,867)
Net Income	1,954,949	1,795,375	1,842,913
Preferred Stock Dividends	330,000	440,000	666,453
Accretion of Preferred Stock to Redemption Value	—	—	18,816
Net Income Available to Common Shareholders	$1,624,949	$1,355,375	$1,157,644

(22)         Security Federal Corporation Condensed Financial Statements (Parent Company Only), Continued

Condensed Statements of Cash Flow Data

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Operating Activities:
Net Income	$1,954,949	$1,795,375	$1,842,913
Adjustments To Reconcile Net Income To Net Cash Used In Operating Activities:
Equity In Earnings Of Security Federal Bank	(2,229,630)	(2,095,707)	(2,029,275)
Stock Compensation Expense	4,472	33,123	34,424
Mandatorily Redeemable Financial Instrument Valuation Income	—	(50,000)	(196,000)
(Increase) Decrease In Accounts Receivable And Other Assets	56,203	(32,154)	214
Decrease In Accounts Payable	(122,707)	(5,633)	(1,236)
Net Cash Used In Operating Activities	(336,713)	(354,996)	(348,960)
Investing Activities:
Decrease (Increase) In Loans Receivable	—	1,786,294	(1,786,294)
Additional Investment in Security Federal Bank	—	—	(4,000,000)
Net Cash Provided By (Used In) Investing Activities	—	1,786,294	(5,786,294)
Financing Activities:
Proceeds From Issuance Of Common Stock	—	—	4,829,060
Proceeds From Issuance Of Preferred Stock	—	—	22,000,000
Redemption Of Preferred Stock	—	—	(18,000,000)
Dividends Paid To Shareholders-Preferred Stock	(330,000)	(440,000)	(726,222)
Dividends Paid To Shareholders-Common Stock	(706,560)	(942,027)	(858,184)
Net Cash Provided By (Used In) Financing Activities	(1,036,560)	(1,382,027)	7,244,654
Net Increase (Decrease) In Cash	(1,373,273)	49,271	1,109,400
Cash At Beginning Of Period	5,471,308	5,422,037	4,312,637
Cash At End Of Period	$4,098,035	$5,471,308	$5,422,037

Carrying Amounts and Fair Value of Financial Instruments	9 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Carrying Amounts and Fair Value of Financial Instruments
Carrying Amounts and Fair Value of Financial Instruments

The Company has adopted accounting guidance which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value under generally accepted accounting principles. This guidance applies to reported balances that are required or permitted to be measured at fair value under existing accounting pronouncements; accordingly, the standard does not require any new fair value measurements of reported balances.

Accounting guidance emphasizes that fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, the guidance establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

(23)         Carrying Amounts and Fair Value of Financial Instruments, Continued

Level 1
Valuation is based upon quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as U.S. Treasuries and money market funds.

Level 2
Valuation is based upon quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, mortgage-backed securities, municipal bonds, corporate debt securities and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes certain derivative contracts.

Level 3
Valuation is generated from model-based techniques that use at least one significant assumption based on unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The following is a description of the valuation methodologies used for assets and liabilities recorded at fair value.

Investment Securities Available for Sale

Investment securities available for sale are recorded at fair value on a recurring basis. At December 31, 2012, the Company’s investment portfolio was comprised of government and agency bonds, mortgage-backed securities issued by government agencies or government sponsored enterprises, municipal securities, and one equity investment. The portfolio did not contain any private label mortgage-backed securities. Fair value measurement is based upon prices obtained from third party pricing services who use independent pricing models which rely on a variety of factors including reported trades, broker/dealer quotes, benchmark yields, economic and industry events and other relevant market information. As such, these securities are classified as Level 2.

Mortgage Loans Held for Sale

The Company originates fixed rate residential loans on a servicing released basis in the secondary market. Loans closed but not yet settled with Freddie Mac or other investors, are carried in the Company’s loans held for sale portfolio.  These loans are fixed rate residential loans that have been originated in the Company’s name and have closed.  Virtually all of these loans have commitments to be purchased by investors and the majority of these loans were locked in by price with the investors on the same day or shortly thereafter that the loan was locked in with the Company’s customers.  Therefore, these loans present very little market risk for the Company.

The Company usually delivers to, and receives funding from, the investor within 30 days.  Commitments to sell these loans to the investor are considered derivative contracts and are sold to investors on a “best efforts" basis. The Company is not obligated to deliver a loan or pay a penalty if a loan is not delivered to the investor. As a result of the short-term nature of these derivative contracts, the fair value of the mortgage loans held for sale in most cases is the same as the value of the loan amount at its origination. These loans are classified as Level 2.

Impaired Loans

The Company does not record loans held for investment at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established as necessary. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment.

(23)         Carrying Amounts and Fair Value of Financial Instruments, Continued

Fair value is estimated using one of the following methods: fair value of the collateral less estimated costs to sell, discounted cash flows, or market value of the loan based on similar debt. The fair value of the collateral less estimated costs to sell is the most frequently used method. Typically, the Company reviews the most recent appraisal and if it is over 24 months old will request a new third party appraisal. Depending on the particular circumstances surrounding the loan, including the location of the collateral, the date of the most recent appraisal and the value of the collateral relative to the recorded investment in the loan, management may order an independent appraisal immediately or, in some instances, may elect to perform an internal analysis. Specifically as an example, in situations where the collateral on a nonperforming commercial real estate loan is out of the Company’s primary market area, management would typically order an independent appraisal immediately, at the earlier of the date the loan becomes nonperforming or immediately following the determination that the loan is impaired. However, as a second example, on a nonperforming commercial real estate loan where management is familiar with the property and surrounding areas and where the original appraisal value far exceeds the recorded investment in the loan, management may perform an internal analysis whereby the previous appraisal value would be reviewed and adjusted for current conditions including recent sales of similar properties in the area and any other relevant economic trends. These valuations are reviewed at a minimum on a quarterly basis.

Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2012, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. Impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. The Company records impaired loans as nonrecurring Level 3.

As of December 31, 2012 and March 31, 2012, the recorded investment in impaired loans was $39.9 million and $40.8 million, respectively. The average recorded investment in impaired loans was $41.6 million for nine months ended December 31, 2012 and $34.3 million for the year ended March 31, 2012.

Foreclosed Assets

Foreclosed assets are adjusted to fair value upon transfer of the loans to foreclosed assets. Subsequently, foreclosed assets are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed asset as nonrecurring Level 3. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the asset as nonrecurring Level 3.

Assets measured at fair value on a recurring basis are as follows as of December 31, 2012:

Assets:	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$—	$6,164,670	$—
SBA Bonds	—	96,462,270	—
Tax Exempt Municipal Bonds	—	37,482,148	—
Mortgage-Backed Securities	—	214,731,903	—
Equity Securities	—	75,225	—
Total	$—	$354,916,216	$—

(23)         Carrying Amounts and Fair Value of Financial Instruments, Continued

Assets measured at fair value on a recurring basis are as follows as of March 31, 2012:

Assets:	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$—	$2,698,894	$—
FNMA and FHLMC Bonds	—	2,921,851	—
SBA Bonds	—	86,278,802	—
Tax Exempt Municipal Bonds	—	24,125,725	—
Mortgage-Backed Securities	—	237,853,835	—
Equity Securities	—	75,750	—
Total	$—	$353,954,857	$—

There were no liabilities measured at fair value on a recurring basis as of December 31, 2012 or March 31, 2012.

The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. The table below presents assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2012 and March 31, 2012, aggregated by the level in the fair value hierarchy within which those measurements fall.

Assets:	Level 1	Level 2	Level 3	At December 31, 2012
Mortgage Loans Held For Sale	$—	$4,770,760	$—	$4,770,760
Collateral Dependent Impaired Loans (1)	—	—	39,506,538	39,506,538
Foreclosed Assets	—	—	6,754,425	6,754,425
Total	$—	$4,770,760	$46,260,963	$51,031,723

(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF $440,000

	Level 1	Level 2	Level 3	Balance At March 31, 2012
Mortgage Loans Held For Sale	$—	$2,671,771	$—	$2,671,771
Collateral Dependent Impaired Loans (1)	—	—	39,160,338	39,160,338
Foreclosed Assets	—	—	14,160,099	14,160,099
Total	$—	$2,671,771	$53,320,437	$55,992,208

(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF $1,636,848

For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of December 31, 2012, the significant unobservable inputs used in the fair value measurements were as follows:

	Fair Value		Significant
	December 31,	Valuation	Unobservable
	2012	Technique	Inputs	Range
Collateral Dependent Impaired Loans	$39,506,538	Appraised Value	Discount Rates/ Discounts to Appraised Values	0% - 50%
Foreclosed Assets	6,754,425	Appraised Value/Comparable Sales	Discount Rates/ Discounts to Appraised Values	0% - 89%

(23)         Carrying Amounts and Fair Value of Financial Instruments, Continued

For assets and liabilities that are not presented on the balance sheet at fair value, the following methods are used to determine the fair value:

Cash and cash equivalents—The carrying amount of these financial instruments approximates fair value. All mature within 90 days and do not present unanticipated credit concerns.

Certificates of deposits with other banks—Fair value is based on market prices for similar assets.

Investment securities held to maturity—Securities held to maturity are valued at quoted market prices or dealer quotes.

Loans—The fair value of loans are estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. As discount rates are based on current loan rates as well as management estimates, the fair values presented may not be indicative of the value negotiated in an actual sale.

FHLB Stock—The fair value approximates the carrying value.

Deposits—The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposits is estimated by discounting the future cash flows using rates currently offered for deposits of similar remaining maturities.

FHLB Advances—Fair value is estimated based on discounted cash flows using current market rates for borrowings with similar terms.

Other Borrowed Money—The carrying value of these short term borrowings approximates fair value.

Senior Convertible Debentures— The fair value is estimated by discounting the future cash flows using the current rates at which similar debenture offerings with similar terms and maturities would be issued by similar institutions. As discount rates are based on current debenture rates as well as management estimates, the fair values presented may not be indicative of the value negotiated in an actual sale.

Junior Subordinated Debentures—The carrying value of junior subordinated debentures approximates fair value.

(23)         Carrying Amounts and Fair Value of Financial Instruments, Continued

The following tables are a summary of the carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2012 and March 31, 2012 presented in accordance with the applicable accounting guidance.

	December 31, 2012
	Carrying	Fair Value
(In Thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash And Cash Equivalents	$7,904	$7,904	$7,904	$—	$—
Certificates of Deposits With Other Banks	1,729	1,729	—	1,729	—
Investment And Mortgage-Backed Securities	430,988	434,588	—	434,588	—
Loans Receivable, Net	397,706	397,360	—	—	397,360
FHLB Stock	6,179	6,179	6,179	—	—

Financial Liabilities:
Deposits:
Checking, Savings, And Money Market Accounts	$383,534	$383,534	$383,534	$—	$—
Certificate Accounts	292,804	295,734	—	295,734	—
Advances From FHLB	105,257	113,471	—	113,471	—
Other Borrowed Money	9,317	9,317	9,317	—	—
Senior Convertible Debentures	5,155	5,155	—	5,155	—
Junior Subordinated Debentures	6,084	6,084	—	6,084	—

	March 31, 2012
	Carrying Amount	Estimated Fair Value
	(In Thousands)
Financial Assets:
Cash And Cash Equivalents	$9,331	$9,331
Certificates of Deposits With Other Banks	1,727	1,727
Investment And Mortgage-Backed Securities	421,631	423,921
Loans Receivable, Net	428,511	427,212
FHLB Stock	8,471	8,471
Financial Liabilities:
Deposits:
Checking, Savings, And Money Market Accounts	$371,295	$371,295
Certificate Accounts	324,906	327,117
Advances From FHLB	122,070	131,679
Other Borrowed Money	9,801	9,801
Senior Convertible Debentures	6,084	6,084
Junior Subordinated Debentures	5,155	5,155

(23)         Carrying Amounts and Fair Value of Financial Instruments, Continued

At December 31, 2012, the Bank had $36.1 million of off-balance sheet financial commitments.  These commitments are to originate loans and unused consumer lines of credit and credit card lines.  Because these obligations are based on current market rates, if funded, the original principal is considered to be a reasonable estimate of fair value.

Fair value estimates are made on a specific date, based on relevant market data and information about the financial instrument.  These estimates do not reflect any premium or discount that could result from offering for sale the Bank’s entire holdings of a particular financial instrument.  Because no active market exists for a significant portion of the Bank’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, current interest rates and prepayment trends, risk characteristics of various financial instruments, and other factors.  These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.  Changes in any of these assumptions used in calculating fair value would also significantly affect the estimates. Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments.  For example, the Bank has significant assets and liabilities that are not considered financial assets or liabilities including deposit franchise values, loan servicing portfolios, deferred tax liabilities, and premises and equipment.

In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of these estimates. The Company has used management’s best estimate of fair value on the above assumptions.  Thus, the fair values presented may not be the amounts, which could be realized, in an immediate sale or settlement of the instrument.  In addition, any income taxes or other expenses that would be incurred in an actual sale or settlement are not taken into consideration in the fair value presented.

Quarterly Financial Data (Unaudited)	9 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

Unaudited condensed financial data by quarter for the nine months ended December 31, 2012 and the year ended March 31, 2012 is as follows (dollars, except per share data, in thousands):

	Quarter ended
Nine Months Ended December 31, 2012	June 30, 2012	Sept. 30, 2012	Dec. 31, 2012
Interest Income	$8,476	$8,271	$8,044
Interest Expense	2,619	2,463	2,378
Net Interest Income	5,857	5,808	5,666
Provision For Loan Losses	725	300	950
Net Interest Income After Provision For Loan Losses	5,132	5,508	4,716
Non-interest Income	1,184	1,478	1,703
Non-interest Expense	5,298	6,071	5,693
Income Before Income Tax	1,018	915	726
Provision For Income taxes	287	245	172
Net Income	731	670	554
Preferred Stock Dividends	110	110	110
Net Income Available To Common Shareholders	$621	$560	$444
Basic Net Income Per Common Share	$0.21	$0.19	$0.15
Diluted Net Income Per Common Share	$0.21	$0.19	$0.15
Basic Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001
Diluted Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001

	Quarter ended
Year Ended March 31, 2012	June 30, 2011	Sept. 30, 2011	Dec. 31, 2011	Mar. 31, 2012
Interest Income	$10,230	$9,880	$9,467	$8,952
Interest Expense	3,349	3,260	2,974	2,814
Net Interest Income	6,881	6,620	6,493	6,138
Provision For Loan Losses	2,300	2,300	2,100	1,950
Net Interest Income After Provision For Loan Losses	4,581	4,320	4,393	4,188
Non-interest Income	1,271	1,492	2,563	1,614
Non-interest Expense	5,160	5,197	5,235	5,125
Income Before Income Tax	692	615	1,721	677
Provision For Income taxes	231	197	1,235	247
Net Income	461	418	486	430
Preferred Stock Dividends	110	110	110	110
Net Income Available To Common Shareholders	351	308	376	320
Basic Net Income Per Common Share	$0.12	$0.10	$0.13	$0.11
Diluted Net Income Per Common Share	$0.12	$0.10	$0.13	$0.11
Basic Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001	2,944,001
Diluted Weighted Average Shares Outstanding	2,559,475	2,550,097	2,931,633	3,017,521

Subsequent Events	9 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued. Recognized subsequent events are events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including estimates inherent in the process of preparing financial statements. Nonrecognized subsequent events are events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after that date. Management has reviewed all events occurring through the date the financial statements were available to be issued and no subsequent events occurred requiring accrual or disclosure.

Significant Accounting Policies (Policies)	9 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Consolidation and Nature of Operations
Basis of Consolidation and Nature of Operations
The accompanying consolidated financial statements include the accounts of Security Federal Corporation (the “Company”) and its wholly owned subsidiary, Security Federal Bank (the “Bank”) and the Bank’s wholly owned subsidiaries, Security Federal Insurance, Inc. (“SFINS”) and Security Financial Services Corporation (“SFSC”).  Security Federal Corporation has a wholly owned subsidiary, Security Federal Statutory Trust (the “Trust”), which issued and sold fixed and floating rate capital securities of the Trust.  However, under current accounting guidance, the Trust is not consolidated in the financial statements.  The Bank is primarily engaged in the business of accepting savings and demand deposits and originating mortgage loans and other loans to individuals and small businesses for various personal and commercial purposes.  SFINS was formed during fiscal 2002 and began operating during the December 2001 quarter.  SFINS is an insurance agency offering auto, business, health, and home insurance.  SFINS has a wholly owned subsidiary, Collier Jennings Financial Corporation which has as subsidiaries Security Federal Auto Insurance, The Auto Insurance Store Inc., and Security Federal Premium Pay Plans Inc. Security Federal Premium Pay Plans Inc. has one wholly owned premium finance subsidiary and also has an ownership interest in four other premium finance subsidiaries.

Change in Fiscal Year
Change in Fiscal Year
The Company's Board of Directors approved a change in the Company's fiscal year end from March 31 to December 31, effective December 31, 2012. As a result of this change, the consolidated financial statements include the Company's financial results for the nine month transition period from April 1, 2012 to December 31, 2012.

Cash and Cash Equivalents
Cash and Cash Equivalents
For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks, interest-bearing balances in other banks, and federal funds sold.  Cash equivalents have original maturities of three months or less.

Investment and Mortgage-Backed Securities
Investment and Mortgage-Backed Securities
Investment securities, including mortgage-backed securities, are classified in one of three categories: held to maturity, available for sale, or trading.  Management determines the appropriate classification of debt securities at the time of purchase. Investment securities are classified as held to maturity when the Company has the positive intent and ability to hold the securities to maturity.  These securities are recorded at cost and adjusted for amortization of premiums and accretion of discounts over the estimated life of the security using a method that approximates a level yield.  Prepayment assumptions on mortgage-backed securities are anticipated.

Management classifies investment securities that are not considered to be held to maturity as available for sale.  This type of investment is stated at fair value with unrealized gains and losses, net of tax, reported in a separate component of shareholders' equity (“accumulated other comprehensive income”).  Gains and losses from sales of investment and mortgage-backed securities available for sale are determined using the specific identification method.  The Company has no trading securities.

Loans Receivable Held for Investment
Loans Receivable Held for Investment
Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal balance adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest is recognized over the term of the loan based on the outstanding loan balance. Fees charged for originating loans, if any, are deferred and offset by the deferral of certain direct expenses associated with loans originated. The net deferred fees are recognized as yield adjustments by applying the interest method.

Allowance for Loan Losses
Allowance for Loan Losses
The Company provides for loan losses using the allowance method.  Accordingly, all loan losses are charged to the related allowance and all recoveries are credited to the allowance for loan losses.

Additions to the allowance for loan losses are provided by charges to operations based on various factors, which, in management’s judgment, deserve current recognition in estimating possible losses.  Such factors considered by management include the fair value of the underlying collateral, stated guarantees by the borrower (if applicable), the borrower’s ability to repay from other economic resources, growth and composition of the loan portfolio, the relationship of the allowance for loan losses to the outstanding loans, loss experience, delinquency trends, and general economic conditions.  Management evaluates the carrying value of the loans periodically and the allowance is adjusted accordingly. While management uses the best information available to make evaluations, future adjustments may be necessary if economic conditions differ substantially from the assumptions used in making these evaluations.  The allowance for loan losses is subject to periodic evaluations by bank regulatory agencies that may require adjustments to be made to the allowance based upon the information that is available at the time of their examination.

The Company values impaired loans at the loan’s fair value if it is probable that the Company will be unable to collect all amounts due according to the terms of the loan agreement at the present value of expected cash flows, the market price of the loan, if available, or the value of the underlying collateral.  Expected cash flows are required to be discounted at the loan’s effective interest rate.  When the ultimate collectibility of an impaired loan’s principal is in doubt, wholly or partially, all cash receipts are applied to principal.  When this doubt does not exist, cash receipts are applied under the contractual terms of the loan agreement first to interest and then to principal.  Once the recorded principal balance has been reduced to zero, future cash receipts are applied to interest income to the extent that any interest has been foregone.  Further cash receipts are recorded as recoveries of any amounts previously charged off.

Loans Receivable Held for Sale
Loans Receivable Held for Sale
Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Net unrealized losses are provided for in a valuation allowance by charges to operations.

Repossessed Assets Acquired in Settlement of Loans
Repossessed Assets Acquired in Settlement of Loans
Repossessed assets represent real estate and other assets acquired through foreclosure or repossession and are initially recorded at the lower of cost (principal balance of the former mortgage loan less any specific valuation allowances) or estimated fair value less costs to sell.  Subsequent improvements are capitalized.  Costs of holding real estate, such as property taxes, insurance, general maintenance and interest expense, are expensed as a period cost.  Fair values are reviewed regularly and allowances for possible losses are established when the carrying value of the asset owned exceeds the fair value less estimated costs to sell.  Fair values are generally determined by reference to an outside appraisal.

Premises and Equipment
Premises and Equipment
Premises and equipment are carried at cost, net of accumulated depreciation.  Depreciation of premises and equipment is amortized on a straight-line method over the estimated useful life of the related asset.  Estimated lives are seven to 40 years for buildings and improvements and generally three to 10 years for furniture, fixtures and equipment.  Maintenance and repairs are charged to current expense.  The cost of major renewals and improvements are capitalized.

Intangible Assets and Goodwill
Intangible Assets and Goodwill
Intangible Assets consist of the customer list and employment contracts resulting from the Company’s acquisition of Collier Jennings Financial Corporation in July 2006.  The goodwill also is a result of the excess of the cost over the fair value of net assets resulting from the Collier Jennings acquisition.

Intangible assets are amortized over their estimated economic lives using methods that reflect the pattern in which the economic benefits are utilized.  Goodwill is reviewed for impairment annually or whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.

Income Taxes
Income Taxes
Income tax expense or benefit is recognized for the net change during the year in the deferred tax liability or asset.  That amount together with income taxes currently payable is the total amount of income tax expense or benefit for the year.  Deferred taxes are provided for by the differences in financial reporting bases for assets and liabilities compared with their tax bases.  Generally, a current tax liability or asset is established for taxes presently payable or refundable and a deferred tax liability or asset is established for future tax items.  A valuation allowance, if applicable, is established for deferred tax assets that may not be realized.  Tax bad debt reserves in excess of the base year amount (established as taxable years ending March 31, 1988 or later) would create a deferred tax liability.  Deferred income taxes are provided for in differences between the provision for loan losses for financial statement purposes and those allowed for income tax purposes.

The Company adopted accounting guidance which prescribes a threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosures.

There have been no gross amounts of unrecognized tax benefits or interest or penalties related to uncertain tax positions since adoption. There are no unrecognized tax benefits that would, if recognized, affect the effective tax rate. There are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next 12 months. Years prior to March 31, 2009 are closed for federal, state and local income tax matters.

Loan Fees and Costs Associated with Originating Loans
Loan Fees and Costs Associated with Originating Loans
Loan fees received, net of direct incremental costs of originating loans, are deferred and amortized over the contractual life of the related loan.  The net fees are recognized as yield adjustments by applying the interest method.  Prepayments are not anticipated.

Interest Income
Interest Income
Interest on loans is accrued and credited to income monthly based on the principal balance outstanding and the contractual rate on the loan.  The Company places loans on non-accrual status when they become greater than 90 days delinquent or when, in the opinion of management, full collection of principal or interest is unlikely.  When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received first to principal and then to interest income. The loans are returned to an accrual status when full collection of principal and interest appears likely.

Advertising Expense
Advertising Expense
Advertising and public relations costs are generally expensed as incurred.  External costs relating to direct mailing costs are expensed in the period in which the direct mailings are sent.  Advertising and public relations costs of $303,754, $387,079, and $393,287 were included in the Company’s results of operations for the nine months ended December 31, 2012 and the years ended March 31, 2012 and 2011, respectively.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for compensation costs under its stock option plans using the fair value method. This method requires the measurement of the cost of employee services received in exchange for an award of equity instruments based upon the fair value of the award on the grant date. The cost of the award is recognized in the income statement over the vesting period of the award.

Earnings Per Share
Earnings Per Share
Accounting guidance specifies computation and presentation requirements for both basic earnings per share ("EPS") and, for entities with complex capital structures, diluted EPS.  Basic EPS is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding.  Diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.  The dilutive effect of options and warrants outstanding is reflected in diluted earnings per share by application of the treasury stock method. The reverse treasury stock method is used to determine the dilutive effect of the mandatorily redeemable shares outstanding, which were issued by the Company in connection with the acquisition of the Collier-Jennings Companies.

Net income available to common shareholders represents consolidated net income adjusted for preferred dividends declared, accretion of discounts and amortization of premiums on preferred stock issuances and cumulative dividends related to the current dividend period that have not been declared as of period end.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods.  Actual results could differ from those estimates.

Recently Issued Accounting Standards
Recently Issued Accounting Standards
The following is a summary of recent authoritative pronouncements that could affect accounting, reporting, and disclosure of financial information by the Company:

On May 12, 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this ASU that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements include the following:

The amendments expand the disclosures about fair value measurements. The FASB has received input from users of financial statements requesting more information about the following:

a)	For fair value measurements categorized within Level 3 of the fair value hierarchy:

1)	The valuation processes used by the reporting entity

2)	The sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs, if any.

b)
A reporting entity's use of a nonfinancial asset in a way that differs from the asset's highest and best use when that asset is measured at fair value in the statement of financial position or when its fair value is disclosed on the basis of its highest and best use.

c)
The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed (for example, a financial instrument that is measured at amortized cost in the statement of financial position but for which fair value is disclosed in accordance with Topic 825, Financial Instruments).

(1)	Significant Accounting Policies, Continued

The amendments in the ASU are to be applied prospectively and were effective for the Company on April 1, 2012.
On June 16, 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This ASU gives businesses two options for presenting other comprehensive income. This ASU eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in the ASU were to be applied retrospectively and were effective for the Company on April 1, 2012.

On September 15, 2011, the FASB issued an ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment. Prior guidance called for a two-step test to be used to determine whether goodwill is impaired. Preparers of the financial statements of nonpublic entities noted that the cost and complexity of performing step 1 of the current impairment testing process (identifying potential impairment by comparing the fair value of a reporting unit with its carrying amount - including goodwill) is a large burden. The amendments contained in the ASU are intended to address the concerns about the cost and complexity of the goodwill impairment test. The amendments allow both public and nonpublic entities an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under that option, an entity no longer would be required to calculate the fair value of a reporting unit unless the entity determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendment in the ASU was effective April 1, 2012 for the Company.

On July 27, 2012, the FASB issued an ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. Previous guidance required an entity to test indefinite-lived intangible assets for impairment, on at least an annual basis, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. The amendments allow both public and nonpublic entities an option to first assess qualitative factors to determine whether it is necessary to perform the impairment test in a manner that is similar to the goodwill impairment testing guidance in Update 2011-08. Under the provisions of ASU No. 2012-02, an entity no longer would be required to calculate the fair value of the indefinite-lived intangible assets unless it determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount.

The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting authorities are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Risks and Uncertainties
Risks and Uncertainties
In the normal course of its business, the Company encounters two significant types of risk: economic and regulatory.  There are three main components of economic risk: interest rate risk, credit risk, and market risk.  The Company is subject to interest rate risk to the degree that its interest-bearing liabilities mature or reprice at different speeds, or on different bases, than its interest-earning assets.  Credit risk is the risk of default on the Company’s loan portfolio that results from borrowers’ inability or unwillingness to make contractually required payments.  Market risk reflects changes in the value of collateral underlying loans receivable, the valuation of real estate held by the Company, and the valuation of loans held for sale and mortgage-backed securities available for sale.  The Company is subject to the regulations of various government agencies.  These regulations can and do change significantly from period to period.  The Company also undergoes periodic examinations by the bank regulatory agencies, which may subject it to further changes with respect to asset valuations, amounts of required loss allowances, and operating restrictions, resulting from the regulators’ judgments based on information available to them at the time of their examination.

Reclassifications	Reclassifications Certain amounts in prior years’ consolidated financial statements have been reclassified to conform to current period classifications.

Significant Accounting Policies (Tables)	9 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Comparative transition period condensed financial information
The following table presents certain comparative transition period condensed financial information for the nine months ended December 31, 2012 and 2011, respectively.

	For the Nine Months Ended December 31,
	2012	2011
		(Unaudited)
Interest Income	$24,791,224	$29,577,248
Interest Expense	7,459,816	9,582,911
Net Interest Income	17,331,408	19,994,337
Provision For Loan Losses	1,975,000	6,700,000
Net Interest Income After Provision For Loan Losses	15,356,408	13,294,337
Non-Interest Income	4,364,854	5,327,218
General And Administrative Expenses	17,062,554	15,592,171
Income Before Income Taxes	2,658,708	3,029,384
Provision For Income Taxes	703,759	1,663,956
Net Income	1,954,949	1,365,428
Preferred Stock Dividends	330,000	330,000
Net Income Available To Common Shareholders	$1,624,949	$1,035,428

Net Income Per Common Share (Basic)	$0.55	$0.35
Net Income Per Common Share (Diluted)	$0.55	$0.35
Cash Dividend Per Share On Common Stock	$0.24	$0.24

Reconciliation of net income to net income available to common shareholders
The following tables provide a reconciliation of net income to net income available to common shareholders for the periods presented:

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Earnings Available To Common Shareholders
Net Income	$1,954,949	$1,795,375	$1,842,913
Preferred Stock Dividends	330,000	440,000	666,453
Deemed Dividends On Preferred Stock From Net Accretion Of Preferred Stock	—	—	18,816
Net Income Available To Common Shareholders	$1,624,949	$1,355,375	$1,157,644

Effects of dilutive options and warrants on earnings per share
The following tables show the effects of dilutive options and warrants on the Company’s earnings per share for the year ended March 31, 2011:

	For the Year Ended March 31, 2011
	Income	Shares	Per Share Amounts
Basic EPS	$1,157,644	2,684,130	$0.43
Effect of Diluted Securities:
Mandatorily Redeemable Shares	—	78,694	(0.01)
Senior Convertible Debentures	—	—	—
Stock Options And Warrants	—	—	—
Diluted EPS	$1,157,644	2,762,824	$0.42

Investment and Mortgage-Backed Securities, Available for Sale (Tables)	9 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of Available for Sale Securities
The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale are as follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$6,115,036	$53,954	$4,320	$6,164,670
Small Business Administration (“SBA”) Bonds	94,152,203	2,466,354	156,287	96,462,270
Tax Exempt Municipal Bonds	35,772,115	1,770,567	60,534	37,482,148
Mortgage-Backed Securities	206,793,861	8,030,008	91,966	214,731,903
Equity Securities	102,938	—	27,713	75,225
	$342,936,153	$12,320,883	$340,820	$354,916,216
	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$2,634,234	$64,660	$—	$2,698,894
Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) Bonds	2,926,566	560	5,275	2,921,851
SBA Bonds	85,064,224	1,357,490	142,912	86,278,802
Tax Exempt Municipal Bonds	23,231,375	971,739	77,389	24,125,725
Mortgage-Backed Securities	229,462,521	8,486,387	95,073	237,853,835
Equity Securities	102,938	—	27,188	75,750
	$343,421,858	$10,880,836	$347,837	$353,954,857

Schedule of Available For Sale Securities, Contractual Maturities

	Amortized Cost	Fair Value
Less Than One Year	$—	$—
One – Five Years	14,222,904	14,515,725
Five – Ten Years	60,854,622	62,377,392
After Ten Years	61,064,766	63,291,196
Mortgage-Backed Securities	206,793,861	214,731,903
	$342,936,153	$354,916,216

Schedule of Temporarily Impaired Securities, Fair Value and Unrealized Losses
The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$995,680	$4,320	$—	$—	$995,680	$4,320
SBA Bonds	4,583,177	119,825	1,833,076	36,462	6,416,253	156,287
Tax Exempt Municipal Bond	4,538,734	60,534	—	—	4,538,734	60,534
Mortgage-Backed Securities	16,259,037	91,966	—	—	16,259,037	91,966
Equity Securities	—	—	75,225	27,713	75,225	27,713
	$26,376,628	$276,645	$1,908,301	$64,175	$28,284,929	$340,820
(2)         Investment and Mortgage-Backed Securities, Available For Sale, Continued

	March 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FNMA And FHLMC Bonds	$1,921,291	$5,275	$—	$—	$1,921,291	$5,275
SBA Bonds	12,508,821	142,912	—	—	12,508,821	142,912
Tax Exempt Municipal Bond	3,390,580	77,389	—	—	3,390,580	77,389
Mortgage-Backed Securities	23,053,784	95,073	—	—	23,053,784	95,073
Equity Securities	—	—	75,750	27,188	75,750	27,188
	$40,874,476	$320,649	$75,750	$27,188	$40,950,226	$347,837

Investment and Mortgage-Backed Securities, Held to Maturity (Tables)	9 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of investment and mortgage-backed securities held to maturity
The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities held to maturity are as follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
FHLB Securities	$7,996,378	$123,702	$21,160	$8,098,920
Federal Farm Credit Bank ("FFCB") Securities	6,796,255	2,070	23,727	6,774,598
FNMA and FHLMC Bonds	4,019,931	29,029	4,560	4,044,400
SBA Bonds	5,865,767	315,841	6,139	6,175,469
Mortgage-Backed Securities	51,238,931	3,280,100	95,532	54,423,499
Equity Securities	155,000	—	—	155,000
	$76,072,262	$3,750,742	$151,118	$79,671,886
(3)         Investment and Mortgage-Backed Securities, Held to Maturity, Continued

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
FHLB Securities	$11,554,627	$221,726	$13,517	$11,762,836
FFCB Securities	1,999,516	6,534	23,410	1,982,640
FNMA and FHLMC Bonds	6,983,004	19,863	49,147	6,953,720
SBA Bonds	3,251,151	305,430	—	3,556,581
Mortgage-Backed Securities	43,732,912	1,822,180	—	45,555,092
Equity Securities	155,000	—	—	155,000
	$67,676,210	$2,375,733	$86,074	$69,965,869

Schedule of held-to-maturity investment and mortgage-backed securities, Contractual Maturities

	Amortized Cost	Fair Value
Less Than One Year	$3,000,000	$3,080,130
One – Five Years	395,997	407,914
Over Five – Ten Years	10,080,844	10,074,313
More Than Ten Years	11,356,490	11,686,030
Mortgage-Backed Securities	51,238,931	54,423,499
	$76,072,262	$79,671,886

Schedule of held-to-maturity securities in an unrealized loss position
The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$1,978,840	$21,160	$—	$—	$1,978,840	$21,160
FFCB Securities	5,772,528	23,727	—	—	5,772,528	23,727
FNMA And FHLMC Bonds	1,021,910	4,560	—	—	1,021,910	4,560
SBA Bonds	3,249,478	6,139	—	—	3,249,478	6,139
Mortgage-Backed Securities	7,659,461	95,532	—	—	7,659,461	95,532
	$19,682,217	$151,118	$—	$—	$19,682,217	$151,118

	March 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$4,532,636	$13,517	$—	$—	$4,532,636	$13,517
FFCB Securities	976,590	23,410	—	—	976,590	23,410
FNMA And FHLMC Bonds	4,939,150	49,147	—	—	4,939,150	49,147
	$10,448,376	$86,074	$—	$—	$10,448,376	$86,074

Loans Receivable, Net (Tables)	9 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Loans receivable, net, consisted of the following as of the dates shown:

	December 31, 2012	March 31, 2012
Residential Real Estate Loans	$90,677,625	$97,807,917
Consumer Loans	56,595,093	58,685,000
Commercial Business	8,063,901	9,552,575
Commercial Real Estate	250,924,094	276,317,897
Total Loans Held For Investment	406,260,713	442,363,389
Loans Held For Sale	4,770,760	2,671,771
Total Loans Receivable, Gross	411,031,473	445,035,160
Less:
Allowance For Loan Losses	11,318,371	14,615,198
Loans In Process	2,002,595	1,886,652
Deferred Loan Fees	4,687	22,704
	13,325,653	16,524,554
Total Loans Receivable, Net	$397,705,820	$428,510,606

Schedule of Allowance for Loan Losses
Changes in the allowance for loan losses for the nine months ended December 31, 2012 and for the years ended March 31, 2012 and 2011 are summarized as follows:

	Nine Months Ended December 31,	Years Ended March 31,
	2012	2012	2011
Balance At Beginning Of Period	$14,615,198	$12,501,800	$12,307,394
Provision For Loan Losses	1,975,000	8,650,000	7,800,000
Charge Offs	(7,422,393)	(6,643,834)	(8,116,667)
Recoveries	2,150,566	107,232	511,073
Total Allowance For Loan Losses	$11,318,371	$14,615,198	$12,501,800

Financing Receivable Credit Quality Indicators
The following tables list the loan grades used by the Company as credit quality indicators and the balance in each category at the dates presented, excluding loans held for sale.

	Credit Quality Measures
December 31, 2012	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$82,565,630	$222,046	$293,079	$7,596,870	$90,677,625
Consumer	54,899,665	152,368	184,731	1,358,329	56,595,093
Commercial Business	7,256,607	151,521	514,253	141,520	8,063,901
Commercial Real Estate	162,570,021	32,049,447	17,417,778	38,886,848	250,924,094
Total	$307,291,923	$32,575,382	$18,409,841	$47,983,567	$406,260,713

	Credit Quality Measures
March 31, 2012	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$88,536,685	$—	$573,887	$8,697,345	$97,807,917
Consumer	57,113,676	159,805	27,604	1,383,915	58,685,000
Commercial Business	8,608,378	446,815	—	497,382	9,552,575
Commercial Real Estate	190,230,745	21,874,264	19,783,230	44,429,658	276,317,897
Total	$344,489,484	$22,480,884	$20,384,721	$55,008,300	$442,363,389

Past Due Financing Receivables
The following table presents an age analysis of past due balances by category at December 31, 2012.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$1,794,644	$3,757,801	$5,552,445	$85,125,180	$90,677,625
Consumer	1,862,611	211,756	646,136	2,720,503	53,874,590	56,595,093
Commercial Business	445,113	36,079	86,991	568,183	7,495,718	8,063,901
Commercial Real Estate	2,432,423	4,852,227	13,913,190	21,197,840	229,726,254	250,924,094
Total	$4,740,147	$6,894,706	$18,404,118	$30,038,971	$376,221,742	$406,260,713

The following table presents an age analysis of past due balances by category at March 31, 2012.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$2,778,235	$742,345	$3,638,929	$7,159,509	$90,648,408	$97,807,917
Consumer	659,028	352,421	620,358	1,631,807	57,053,193	58,685,000
Commercial Business	174,420	209,418	20,808	404,646	9,147,929	9,552,575
Commercial Real Estate	18,332,136	4,682,891	18,378,165	41,393,192	234,924,705	276,317,897
Total	$21,943,819	$5,987,075	$22,658,260	$50,589,154	$391,774,235	$442,363,389

Schedule of Financing Receivables, Non Accrual Status
The following table shows non-accrual loans by category at December 31, 2012 compared to March 31, 2012.

	At December 31, 2012		At March 31, 2012		$	%
	Amount	Percent (1)	Amount	Percent (1)	Increase (Decrease)	Increase (Decrease)
Non-accrual Loans:
Residential Real Estate	$3,757,801	0.9%	$3,638,929	0.8%	$118,872	3.3%
Commercial Business	86,991	—	20,808	—	66,183	318.1
Commercial Real Estate	13,913,190	3.4	18,378,165	4.2	(4,464,975)	(24.3)
Consumer	646,136	0.2	620,358	0.1	25,778	4.2
Total Non- accrual Loans	$18,404,118	4.5%	$22,658,260	5.1%	$(4,254,142)	(18.8)%

(1) PERCENT OF GROSS LOANS RECEIVABLE, NET OF DEFERRED FEES AND LOANS IN PROCESS AND LOANS HELD FOR SALE.

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent
The following tables show the activity in the allowance for loan losses by category for the periods indicated.

	For the Nine Months Ended December 31, 2012
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,928,625	$1,498,111	$644,855	$10,543,607	$14,615,198
Provision	183,236	(227,872)	175,141	1,844,495	1,975,000
Charge-Offs	(647,161)	(286,612)	(209,898)	(6,278,722)	(7,422,393)
Recoveries	56,859	17,644	8,821	2,067,242	2,150,566
Ending Balance	$1,521,559	$1,001,271	$618,919	$8,176,622	$11,318,371

	For the Year Ended March 31, 2012
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,702,864	$1,122,055	$924,149	$8,752,732	$12,501,800
Provision	789,365	1,570,350	114,169	6,176,116	8,650,000
Charge-Offs	(563,604)	(1,250,573)	(408,138)	(4,421,519)	(6,643,834)
Recoveries	—	56,279	14,675	36,278	107,232
Ending Balance	$1,928,625	$1,498,111	$644,855	$10,543,607	$14,615,198

Allowance for Credit Losses on Financing Receivables
The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses.

	Allowance For Loan Losses
December 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,521,559	$1,521,559
Consumer	—	1,001,271	1,001,271
Commercial Business	—	618,919	618,919
Commercial Real Estate	440,000	7,736,622	8,176,622
Total	$440,000	$10,878,371	$11,318,371

	Allowance For Loan Losses
March 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$155,000	$1,773,625	$1,928,625
Consumer	19,568	1,478,543	1,498,111
Commercial Business	148,610	496,245	644,855
Commercial Real Estate	1,313,670	9,229,937	10,543,607
Total	$1,636,848	$12,978,350	$14,615,198
The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable for the periods indicated.

	Loans Receivable
December 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$4,500,902	$86,176,723	$90,677,625
Consumer	322,588	56,272,505	56,595,093
Commercial Business	7,853	8,056,048	8,063,901
Commercial Real Estate	35,115,195	215,808,899	250,924,094
Total	$39,946,538	$366,314,175	$406,260,713

	Loans Receivable
March 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$3,544,061	$94,263,856	$97,807,917
Consumer	1,849,046	56,835,954	58,685,000
Commercial Business	172,362	9,380,213	9,552,575
Commercial Real Estate	35,231,717	241,086,180	276,317,897
Total	$40,797,186	$401,566,203	$442,363,389

Impaired Financing Receivables
The following tables are a summary of information related to impaired loans as of December 31, 2012 and March 31, 2012.

	December 31, 2012
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$4,500,902	$4,611,873	$—	$4,531,543	$130,896
Consumer Loans	322,588	386,588	—	342,916	28,419
Commercial Business	7,853	7,853	—	12,236	—
Commercial Real Estate	31,808,577	35,373,833	—	32,963,079	1,036,344
With An Allowance Recorded:
Residential Real Estate	—	—	—	—	—
Consumer Loans	—	—	—	—	—
Commercial Business	—	—	—	—	—
Commercial Real Estate	3,306,618	4,766,031	440,000	3,705,660	—
Total
Residential Real Estate	4,500,902	4,611,873	—	4,531,543	130,896
Consumer Loans	322,588	386,588	—	342,916	28,419
Commercial Business	7,853	7,853	—	12,236	—
Commercial Real Estate	35,115,195	40,139,864	440,000	36,668,739	1,036,344
Total	$39,946,538	$45,146,178	$440,000	$41,555,434	$1,195,659

	March 31, 2012
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,201,560	$2,456,960	$—	$2,066,066	$65,818
Consumer Loans	1,829,478	1,879,478	—	2,398,298	86,180
Commercial Business	23,752	47,752	—	294,894	1,677
Commercial Real Estate	27,425,873	29,175,328	—	24,020,047	1,186,679
With An Allowance Recorded:
Residential Real Estate	1,342,501	1,954,501	155,000	586,109	6,137
Consumer Loans	19,568	60,668	19,568	28,181	—
Commercial Business	148,610	148,610	148,610	207,135	5,608
Commercial Real Estate	7,805,844	9,945,912	1,313,670	4,687,210	228,483
Total
Residential Real Estate	3,544,061	4,411,461	155,000	2,652,175	71,955
Consumer Loans	1,849,046	1,940,146	19,568	2,426,479	86,180
Commercial Business	172,362	196,362	148,610	502,029	7,285
Commercial Real Estate	35,231,717	39,121,240	1,313,670	28,707,257	1,415,162
Total	$40,797,186	$45,669,209	$1,636,848	$34,287,940	$1,580,582

Troubled Debt Restructurings on Financing Receivables
The following table is a summary of TDRs restructured in the last 12 months that subsequently defaulted during the period:

	For the Nine Months Ended December 31, 2012		For the Year Ended March 31, 2012
Troubled Debt Restructurings That Subsequently Defaulted During the Period	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Residential Real Estate	—	$—	—	$—
Consumer Loans	—	—	—	—
Commercial Business	—	—	—	—
Commercial Real Estate	4	880,745	—	—
Total	4	$880,745	—	$—
The following table is a summary of loans restructured as TDRs during the periods indicated:

	For the Nine Months Ended December 31, 2012			For the Year Ended March 31, 2012
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Residential Real Estate	—	$—	$—	—	$—	$—
Consumer Loans	—	—	—	1	15,358	15,358
Commercial Business	—	—	—	—	—	—
Commercial Real Estate	1	257,452	257,452	14	11,988,576	11,988,576
Total	1	257,452	257,452	15	$12,003,934	$12,003,934

Premises and Equipment, Net (Tables)	9 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Premises and equipment, net
Premises and equipment, net, are summarized as follows for the dates indicated:

	December 31,	March 31,
	2012	2012
Land	$5,471,503	$5,471,503
Buildings And Improvements	17,591,652	17,570,577
Furniture And Equipment	10,684,296	11,180,104
Construction In Progress	77,058	83,749
Total Premises And Equipment	33,824,509	34,305,933
Less Accumulated Depreciation	(15,906,612)	(15,579,634)
Total Premises And Equipment, Net	$17,917,897	$18,726,299

Future minimum payments under non-cancelable operating leases
At December 31, 2012, future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more are as follows (by fiscal year):

2013	$413,520
2014	415,125
2015	357,141
2016	299,157
2017	261,665
Thereafter	1,156,558
Total Future Minimum Payments	$2,903,166

Intangible Assets and Goodwill (Tables)	9 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in intangible assets and goodwill
Changes in intangible assets and goodwill for periods indicated consisted of the following:

	December 31,	March 31,
	2012	2012
Customer List
Balance At Beginning Of Year	$99,477	$149,481
Amortization	37,503	50,004
Balance At End Of Year	61,974	99,477
Employment Contracts
Balance At Beginning Of Year	—	10,019
Amortization	—	10,019
Balance At End Of Year	—	—
Total Intangibles	61,974	99,477
Goodwill	1,199,754	1,199,754
Total	$1,261,728	$1,299,231

Amortization of the intangibles	Amortization of the intangibles is scheduled to be as follows for each fiscal year as indicated:

2013	$50,004
2014	11,970
Total	$61,974

Repossessed Assets Acquired In Settlement Of Loans (Tables)	9 Months Ended
Dec. 31, 2012
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Transactions in repossessed assets
Transactions in repossessed assets for the nine months ended December 31, 2012, and the years ended March 31, 2012 and 2011 are summarized below:

	December 31,	March 31,
	2012	2012	2011
Balance, Beginning Of Period	$14,160,099	$14,433,853	$10,773,050
Additions	2,456,478	4,276,679	15,581,977
Capital Improvements	—	36,877	549,458
Sales	(6,929,152)	(3,978,390)	(11,061,070)
Write Downs	(2,933,000)	(608,920)	(1,409,562)
Balance, End Of Period	$6,754,425	$14,160,099	$14,433,853

Deposits (Tables)	9 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Deposits outstanding by type
Deposits outstanding by type of account are summarized as follows:

	At December 31, 2012			At March 31, 2012
		Weighted Rate	Interest Rate Range		Weighted Rate	Interest Rate Range
Checking Accounts	$126,740,707	0.06%	0.00-0.20%	$124,750,127	0.11%	0.00-0.30%
Money Market Accounts	234,382,412	0.38%	0.20-0.40%	224,195,659	0.55%	0.25-0.60%
Statement Savings Accounts	22,411,240	0.20%	0.00-0.20%	22,348,787	0.20%	0.00-0.25%
Total	$383,534,359	0.26%	0.00-0.40%	$371,294,573	0.38%	0.00-0.60%

Certificate Accounts:
0.00 – 1.99%	255,422,955			267,556,217
2.00 – 2.99%	32,975,486			49,260,643
3.00 – 3.99%	2,380,728			2,936,931
4.00 – 4.99%	1,523,474			4,021,999
5.00 – 5.99%	501,651			1,130,693
Total	292,804,294	1.11%	0.15-5.22%	324,906,483	1.36%	0.20-5.50%
Total Deposits	$676,338,653	0.63%	0.00-5.22%	$696,201,056	0.84%	0.00-5.50%

Amounts and scheduled maturities of all certificates of deposit
The amounts and scheduled maturities of all certificates of deposit are as follows:

	December 31,	March 31,
	2012	2012
Within 1 Year	$182,062,395	$215,738,167
After 1 Year, Within 2 Years	55,389,195	53,231,294
After 2 Years, Within 3 Years	22,172,081	14,494,174
After 3 Years, Within 4 Years	24,584,913	24,155,416
After 4 Years, Within 5 Years	8,595,710	17,287,432
Thereafter	—	—
	$292,804,294	$324,906,483

Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Tables)	9 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Advances from the FHLB summarized by year of maturity and weighted average interest rate
Advances from the FHLB are summarized by year of maturity and weighted average interest rate below:

	December 31, 2012
Year Ending December 31	Amount	Weighted Rate
2013	$22,100,000	2.92%
2014	30,257,182	3.33%
2015	15,000,000	4.01%
2016	20,000,000	4.60%
2017	12,900,000	4.38%
Thereafter	5,000,000	3.39%
	$105,257,182	3.72%

	March 31, 2012
Year Ending March 31	Amount	Weighted Rate
2012	$—	—%
2013	18,900,000	2.70%
2014	30,000,000	3.45%
2015	20,269,802	3.01%
2016	20,000,000	4.12%
2017	15,000,000	4.66%
Thereafter	17,900,000	4.10%
	$122,069,802	3.62%

Callable FHLB advances

As of December 31, 2012
Borrow Date	Maturity Date	Amount	Int. Rate	Type	Call Dates
11/23/2005	11/23/2015	$5,000,000	3.933%	Multi-Call	05/23/08 and quarterly thereafter
7/11/2006	7/11/2016	5,000,000	4.800%	Multi-Call	07/11/08 and quarterly thereafter
11/29/2006	11/29/2016	5,000,000	4.025%	Multi-Call	05/29/08 and quarterly thereafter
5/24/2007	5/24/2017	7,900,000	4.375%	Multi-Call	05/27/08 and quarterly thereafter
7/25/2007	7/25/2017	5,000,000	4.396%	Multi-Call	07/25/08 and quarterly thereafter
8/28/2008	8/28/2013	5,000,000	3.113%	Multi-Call	08/30/10 and quarterly thereafter
(10)         Advances From Federal Home Loan Bank (FHLB) And Other Borrowings, Continued

As of March 31, 2012
Borrow Date	Maturity Date	Amount	Int. Rate	Type	Call Dates
11/23/2005	11/23/2015	$5,000,000	3.933%	Multi-Call	05/23/08 and quarterly thereafter
7/11/2006	7/11/2016	5,000,000	4.800%	Multi-Call	07/11/08 and quarterly thereafter
11/29/2006	11/29/2016	5,000,000	4.025%	Multi-Call	05/29/08 and quarterly thereafter
5/24/2007	5/24/2017	7,900,000	4.375%	Multi-Call	05/27/08 and quarterly thereafter
7/25/2007	7/25/2017	5,000,000	4.396%	Multi-Call	07/25/08 and quarterly thereafter
8/28/2008	8/28/2013	5,000,000	3.113%	Multi-Call	08/30/10 and quarterly thereafter

Income Taxes (Tables)	9 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax expense
Income tax expense is comprised of the following:

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Current:
Federal	$348,588	$1,814,394	$1,755,393
State	91,108	226,970	336,011
Total Current Tax Expense	439,696	2,041,364	2,091,404
Deferred:
Federal	266,784	(706,857)	(1,025,678)
State	(2,721)	576,774	(107,593)
Total Deferred Tax Expense	264,063	(130,083)	(1,133,271)
Total Income Tax Expense	$703,759	$1,911,281	$958,133

Income tax reconciliation
The Company's income taxes differ from those computed at the statutory federal income tax rate, as follows:

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Tax At Statutory Income Tax Rate	$903,960	$1,260,263	$952,356
State Tax And Other	(212,308)	10,480	(23,555)
Write-down Of State Deferred Tax Asset	—	625,000	—
Valuation Allowance	12,107	15,538	29,332
Total Income Tax Expense	$703,759	$1,911,281	$958,133

Deferred tax assets and deferred tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below.

	At December 31,	At March 31,
	2012	2012
Deferred Tax Assets:
Deferred Compensation	$528,847	$491,872
Provision For Loan Losses	3,891,083	5,023,701
Other Real Estate Owned	1,452,449	763,796
Net Fees Deferred For Financial Reporting	121,842	126,811
Non-accrual Interest	411,761	412,775
Net Operating Losses	232,837	220,730
Other	61,129	58,467
Total Gross Deferred Tax Assets	6,699,948	7,098,152
Less: Valuation Allowance	(232,837)	(220,730)
Net Deferred Tax Assets	6,467,111	6,877,422
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,576	114,568
Depreciation	362,221	480,812
Other	63,695	73,547
Intangibles	19,292	37,105
Unrealized Gain on Securities Available for Sale	4,548,752	3,999,426
Total Gross Deferred Tax Liability	5,108,536	4,705,458
Net Deferred Tax Asset	$1,358,575	$2,171,964

Regulatory Matters (Tables)	9 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Regulatory capital amounts and ratios
The Company and the Bank’s regulatory capital amounts and ratios are as follows as of the dates indicated:

	Actual		For Capital Adequacy		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2012
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$68,639	16.5%	$16,619	4.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	84,148	20.3%	33,237	8.0%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	68,639	7.7%	35,552	4.0%	N/A	N/A

SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$80,822	19.5%	$16,606	4.0%	$24,909	6.0%
Total Risk-Based Capital (To Risk Weighted Assets)	86,012	20.7%	33,212	8.0%	41,515	10.0%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	80,822	9.1%	35,541	4.0%	44,426	5.0%

March 31, 2012
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$67,360	14.9%	$18,031	4.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	83,666	18.6%	36,314	8.0%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	67,360	7.4%	36,314	4.0%	N/A	N/A

SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$78,555	17.4%	$18,022	4.0%	$27,033	6.0%
Total Risk-Based Capital (To Risk Weighted Assets)	84,298	18.7%	36,043	8.0%	45,054	10.0%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	78,555	8.7%	36,303	4.0%	45,379	5.0%

Employee Benefit Plans (Tables)	9 Months Ended
Dec. 31, 2012
Postemployment Benefits [Abstract]
Activity under the incentive and non-qualified stock option plans
The following is a summary of the activity under the Company’s incentive and non-qualified stock option plans for the nine months ended December 31, 2012 and for the years ended March 31, 2012 and 2011:

	December 31,		March 31,
	2012		2012		2011
	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price
Balance, Beginning of Period	72,900	$22.62	81,400	$22.51	90,900	$22.57
Options Granted	—	—	—	—	—	—
Options Exercised	—	—	—	—	—	—
Options Forfeited	4,500	22.58	8,500	21.72	8,500	23.09
Balance, End of Period	68,400	$22.63	72,900	$22.62	81,400	$22.51

Total Intrinsic Value Of Options Exercised During The Year	—		—		—
Weighted-Average Fair Value Of Options Granted During The Year	—		—		—
Options Exercisable	43,800	$22.14	43,600	$22.05	49,900	$21.91
Weighted-Average Remaining Life Of Exercisable Options	1.8 years		2.5 years		3.4 years
Options Available For Grant	50,000		50,000		50,000

Options outstanding
At December 31, 2012, the Company had the following options outstanding:

Grant Date	Outstanding Options	Option Price	Expiration Date
09/01/03	2,400	$24.00	09/01/13
12/01/03	3,000	$23.65	12/01/13
01/01/04	5,000	$24.22	01/01/14
03/08/04	7,000	$21.43	03/08/14
06/07/04	2,000	$24.00	06/07/14
01/01/05	18,000	$20.55	01/01/15
01/01/06	4,000	$23.91	01/01/16
08/24/06	3,500	$23.03	08/24/16
05/24/07	2,000	$24.34	05/24/17
07/09/07	1,000	$24.61	07/09/17
10/01/07	2,000	$24.28	10/01/17
01/01/08	14,000	$23.49	01/01/18
05/19/08	2,500	$22.91	05/19/18
07/01/08	2,000	$22.91	07/01/18

Related Party Transactions (Tables)	9 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Loan transactions with directors, including their affiliates, and executive officers
A summary of loan transactions with directors, including their affiliates, and executive officers follows:

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Balance, Beginning of Year	$315,338	$356,345	$460,115
New Loans	5,364	7,798	43,620
Less Loan Payments	47,372	48,805	147,390
Balance, End of Year	$273,330	$315,338	$356,345

Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Tables)	9 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet Data
Condensed Balance Sheet Data

	At December 31,	At March 31,
	2012	2012
Assets:
Cash	$4,098,035	$5,471,308
Investment Securities, Available For Sale	75,225	75,750
Investment in Security Federal Statutory Trust	155,000	155,000
Investment In Security Federal Bank	89,532,985	86,405,275
Accounts Receivable And Other Assets	13,766	69,787
Total Assets	$93,875,011	$92,177,120
Liabilities And Shareholders’ Equity:
Accounts Payable And Other Liabilities	$44,827	$167,534
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Shareholders’ Equity	82,591,184	80,770,586
Total Liabilities And Shareholders’ Equity	$93,875,011	$92,177,120

Condensed Statements of Income Data
Condensed Statements of Income Data

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Income:
Equity In Earnings Of Security Federal Bank	$2,229,630	$2,095,707	$2,029,275
Interest Income	22,941	78,667	91,806
Miscellaneous Income	—	34,338	24,803
Total Income	2,252,571	2,208,712	2,145,884
Expenses:
Interest Expense	449,049	653,727	720,081
Mandatorily Redeemable Financial Instrument Valuation (Income) Expense	—	(50,000)	(196,000)
Other Expenses	16,814	24,329	37,757
Total Expenses	465,863	628,056	561,838
Income Before Income Taxes	1,786,708	1,580,656	1,584,046
Income Tax Benefit	(168,241)	(214,719)	(258,867)
Net Income	1,954,949	1,795,375	1,842,913
Preferred Stock Dividends	330,000	440,000	666,453
Accretion of Preferred Stock to Redemption Value	—	—	18,816
Net Income Available to Common Shareholders	$1,624,949	$1,355,375	$1,157,644

Condensed Statements of Cash Flow Data
Condensed Statements of Cash Flow Data

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Operating Activities:
Net Income	$1,954,949	$1,795,375	$1,842,913
Adjustments To Reconcile Net Income To Net Cash Used In Operating Activities:
Equity In Earnings Of Security Federal Bank	(2,229,630)	(2,095,707)	(2,029,275)
Stock Compensation Expense	4,472	33,123	34,424
Mandatorily Redeemable Financial Instrument Valuation Income	—	(50,000)	(196,000)
(Increase) Decrease In Accounts Receivable And Other Assets	56,203	(32,154)	214
Decrease In Accounts Payable	(122,707)	(5,633)	(1,236)
Net Cash Used In Operating Activities	(336,713)	(354,996)	(348,960)
Investing Activities:
Decrease (Increase) In Loans Receivable	—	1,786,294	(1,786,294)
Additional Investment in Security Federal Bank	—	—	(4,000,000)
Net Cash Provided By (Used In) Investing Activities	—	1,786,294	(5,786,294)
Financing Activities:
Proceeds From Issuance Of Common Stock	—	—	4,829,060
Proceeds From Issuance Of Preferred Stock	—	—	22,000,000
Redemption Of Preferred Stock	—	—	(18,000,000)
Dividends Paid To Shareholders-Preferred Stock	(330,000)	(440,000)	(726,222)
Dividends Paid To Shareholders-Common Stock	(706,560)	(942,027)	(858,184)
Net Cash Provided By (Used In) Financing Activities	(1,036,560)	(1,382,027)	7,244,654
Net Increase (Decrease) In Cash	(1,373,273)	49,271	1,109,400
Cash At Beginning Of Period	5,471,308	5,422,037	4,312,637
Cash At End Of Period	$4,098,035	$5,471,308	$5,422,037

Carrying Amounts and Fair Value of Financial Instruments (Tables)	9 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value measurements, recurring basis
Assets measured at fair value on a recurring basis are as follows as of December 31, 2012:

Assets:	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$—	$6,164,670	$—
SBA Bonds	—	96,462,270	—
Tax Exempt Municipal Bonds	—	37,482,148	—
Mortgage-Backed Securities	—	214,731,903	—
Equity Securities	—	75,225	—
Total	$—	$354,916,216	$—

(23)         Carrying Amounts and Fair Value of Financial Instruments, Continued

Assets measured at fair value on a recurring basis are as follows as of March 31, 2012:

Assets:	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$—	$2,698,894	$—
FNMA and FHLMC Bonds	—	2,921,851	—
SBA Bonds	—	86,278,802	—
Tax Exempt Municipal Bonds	—	24,125,725	—
Mortgage-Backed Securities	—	237,853,835	—
Equity Securities	—	75,750	—
Total	$—	$353,954,857	$—

Fair value measurements, nonrecurring basis
The table below presents assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2012 and March 31, 2012, aggregated by the level in the fair value hierarchy within which those measurements fall.

Assets:	Level 1	Level 2	Level 3	At December 31, 2012
Mortgage Loans Held For Sale	$—	$4,770,760	$—	$4,770,760
Collateral Dependent Impaired Loans (1)	—	—	39,506,538	39,506,538
Foreclosed Assets	—	—	6,754,425	6,754,425
Total	$—	$4,770,760	$46,260,963	$51,031,723

(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF $440,000

	Level 1	Level 2	Level 3	Balance At March 31, 2012
Mortgage Loans Held For Sale	$—	$2,671,771	$—	$2,671,771
Collateral Dependent Impaired Loans (1)	—	—	39,160,338	39,160,338
Foreclosed Assets	—	—	14,160,099	14,160,099
Total	$—	$2,671,771	$53,320,437	$55,992,208

(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF

Significant unobservable inputs used in the fair value measurements
For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of December 31, 2012, the significant unobservable inputs used in the fair value measurements were as follows:

	Fair Value		Significant
	December 31,	Valuation	Unobservable
	2012	Technique	Inputs	Range
Collateral Dependent Impaired Loans	$39,506,538	Appraised Value	Discount Rates/ Discounts to Appraised Values	0% - 50%
Foreclosed Assets	6,754,425	Appraised Value/Comparable Sales	Discount Rates/ Discounts to Appraised Values	0% - 89%

Summary of the carrying value and estimated fair value of financial instruments
The following tables are a summary of the carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2012 and March 31, 2012 presented in accordance with the applicable accounting guidance.

	December 31, 2012
	Carrying	Fair Value
(In Thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash And Cash Equivalents	$7,904	$7,904	$7,904	$—	$—
Certificates of Deposits With Other Banks	1,729	1,729	—	1,729	—
Investment And Mortgage-Backed Securities	430,988	434,588	—	434,588	—
Loans Receivable, Net	397,706	397,360	—	—	397,360
FHLB Stock	6,179	6,179	6,179	—	—

Financial Liabilities:
Deposits:
Checking, Savings, And Money Market Accounts	$383,534	$383,534	$383,534	$—	$—
Certificate Accounts	292,804	295,734	—	295,734	—
Advances From FHLB	105,257	113,471	—	113,471	—
Other Borrowed Money	9,317	9,317	9,317	—	—
Senior Convertible Debentures	5,155	5,155	—	5,155	—
Junior Subordinated Debentures	6,084	6,084	—	6,084	—

	March 31, 2012
	Carrying Amount	Estimated Fair Value
	(In Thousands)
Financial Assets:
Cash And Cash Equivalents	$9,331	$9,331
Certificates of Deposits With Other Banks	1,727	1,727
Investment And Mortgage-Backed Securities	421,631	423,921
Loans Receivable, Net	428,511	427,212
FHLB Stock	8,471	8,471
Financial Liabilities:
Deposits:
Checking, Savings, And Money Market Accounts	$371,295	$371,295
Certificate Accounts	324,906	327,117
Advances From FHLB	122,070	131,679
Other Borrowed Money	9,801	9,801
Senior Convertible Debentures	6,084	6,084
Junior Subordinated Debentures	5,155	5,155

Quarterly Financial Data (Unaudited) (Tables)	9 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Unaudited condensed financial data by quarter
Unaudited condensed financial data by quarter for the nine months ended December 31, 2012 and the year ended March 31, 2012 is as follows (dollars, except per share data, in thousands):

	Quarter ended
Nine Months Ended December 31, 2012	June 30, 2012	Sept. 30, 2012	Dec. 31, 2012
Interest Income	$8,476	$8,271	$8,044
Interest Expense	2,619	2,463	2,378
Net Interest Income	5,857	5,808	5,666
Provision For Loan Losses	725	300	950
Net Interest Income After Provision For Loan Losses	5,132	5,508	4,716
Non-interest Income	1,184	1,478	1,703
Non-interest Expense	5,298	6,071	5,693
Income Before Income Tax	1,018	915	726
Provision For Income taxes	287	245	172
Net Income	731	670	554
Preferred Stock Dividends	110	110	110
Net Income Available To Common Shareholders	$621	$560	$444
Basic Net Income Per Common Share	$0.21	$0.19	$0.15
Diluted Net Income Per Common Share	$0.21	$0.19	$0.15
Basic Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001
Diluted Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001

	Quarter ended
Year Ended March 31, 2012	June 30, 2011	Sept. 30, 2011	Dec. 31, 2011	Mar. 31, 2012
Interest Income	$10,230	$9,880	$9,467	$8,952
Interest Expense	3,349	3,260	2,974	2,814
Net Interest Income	6,881	6,620	6,493	6,138
Provision For Loan Losses	2,300	2,300	2,100	1,950
Net Interest Income After Provision For Loan Losses	4,581	4,320	4,393	4,188
Non-interest Income	1,271	1,492	2,563	1,614
Non-interest Expense	5,160	5,197	5,235	5,125
Income Before Income Tax	692	615	1,721	677
Provision For Income taxes	231	197	1,235	247
Net Income	461	418	486	430
Preferred Stock Dividends	110	110	110	110
Net Income Available To Common Shareholders	351	308	376	320
Basic Net Income Per Common Share	$0.12	$0.10	$0.13	$0.11
Diluted Net Income Per Common Share	$0.12	$0.10	$0.13	$0.11
Basic Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001	2,944,001
Diluted Weighted Average Shares Outstanding	2,559,475	2,550,097	2,931,633	3,017,521

Significant Accounting Policies (Change in Fiscal Year) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Accounting Policies [Abstract]
Interest Income	$ 8,044,000	$ 8,271,000	$ 8,476,000	$ 8,952,000	$ 9,467,000	$ 9,880,000	$ 10,230,000	$ 24,791,224	$ 29,577,248	$ 38,528,823	$ 43,742,340
Interest Expense	2,378,000	2,463,000	2,619,000	2,814,000	2,974,000	3,260,000	3,349,000	7,459,816	9,582,911	12,396,832	16,095,115
Net Interest Income	5,666,000	5,808,000	5,857,000	6,138,000	6,493,000	6,620,000	6,881,000	17,331,408	19,994,337	26,131,991	27,647,225
Provision For Loan Losses	950,000	300,000	725,000	1,950,000	2,100,000	2,300,000	2,300,000	1,975,000	6,700,000	8,650,000	7,800,000
Net Interest Income After Provision For Loan Losses	4,716,000	5,508,000	5,132,000	4,188,000	4,393,000	4,320,000	4,581,000	15,356,408	13,294,337	17,481,991	19,847,225
Non-Interest Income	1,703,000	1,478,000	1,184,000	1,614,000	2,563,000	1,492,000	1,271,000	4,364,854	5,327,218	6,941,705	6,794,961
General And Administrative Expenses	5,693,000	6,071,000	5,298,000	5,125,000	5,235,000	5,197,000	5,160,000	17,062,554	15,592,171	20,717,040	23,841,140
Income Before Income Taxes	726,000	915,000	1,018,000	677,000	1,721,000	615,000	692,000	2,658,708	3,029,384	3,706,656	2,801,046
Provision For Income Taxes	172,000	245,000	287,000	247,000	1,235,000	197,000	231,000	703,759	1,663,956	1,911,281	958,133
Net Income	554,000	670,000	731,000	430,000	486,000	418,000	461,000	1,954,949	1,365,428	1,795,375	1,842,913
Preferred Stock Dividends	110,000	110,000	110,000	110,000	110,000	110,000	110,000	330,000	330,000	440,000	666,453
Net Income Available To Common Shareholders	$ 444,000	$ 560,000	$ 621,000	$ 320,000	$ 376,000	$ 308,000	$ 351,000	$ 1,624,949	$ 1,035,428	$ 1,355,375	$ 1,157,644
Net Income Per Common Share (Basic)	$ 0.15	$ 0.19	$ 0.21	$ 0.11	$ 0.13	$ 0.1	$ 0.12	$ 0.55	$ 0.35	$ 0.46	$ 0.43
Net Income Per Common Share (Diluted)	$ 0.15	$ 0.19	$ 0.21	$ 0.11	$ 0.13	$ 0.1	$ 0.12	$ 0.55	$ 0.35	$ 0.46	$ 0.42
Cash Dividend Per Share On Common Stock								$ 0.24	$ 0.24	$ 0.32	$ 0.32

Significant Accounting Policies (Premises and Equipment) (Details)	9 Months Ended
Dec. 31, 2012
Building and Improvements [Member] | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Building and Improvements [Member] | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Furniture and Equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Furniture and Equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years

Significant Accounting Policies (Earnings Per Share - Reconciliation of net income to net income available to common shareholders) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Earnings Available To Common Shareholders
Net Income	$ 554,000	$ 670,000	$ 731,000	$ 430,000	$ 486,000	$ 418,000	$ 461,000	$ 1,954,949	$ 1,365,428	$ 1,795,375	$ 1,842,913
Preferred Stock Dividends	110,000	110,000	110,000	110,000	110,000	110,000	110,000	330,000	330,000	440,000	666,453
Deemed Dividends On Preferred Stock From Net Accretion Of Preferred Stock								0		0	18,816
Income	$ 444,000	$ 560,000	$ 621,000	$ 320,000	$ 376,000	$ 308,000	$ 351,000	$ 1,624,949	$ 1,035,428	$ 1,355,375	$ 1,157,644

Significant Accounting Policies (Earnings Per Share - Effects of dilutive options and warrants) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Basic EPS
Income	$ 444,000	$ 560,000	$ 621,000	$ 320,000	$ 376,000	$ 308,000	$ 351,000	$ 1,624,949	$ 1,035,428	$ 1,355,375	$ 1,157,644
Shares	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001		2,944,001	2,684,130
Per Share Amounts	$ 0.15	$ 0.19	$ 0.21	$ 0.11	$ 0.13	$ 0.1	$ 0.12	$ 0.55	$ 0.35	$ 0.46	$ 0.43
Effect of Diluted Securities:
Mandatorily Redeemable Shares											78,694
Mandatorily Redeemable Shares (per Share)											$ (0.01)
Senior Convertible Debentures											0
Senior Convertible Debentures (per Share)											$ 0
Stock Options And Warrants											0
Stock Options and Warrants (per Share)											$ 0
Diluted EPS
Income											$ 1,157,644
Shares	2,944,001	2,944,001	2,944,001	3,017,521	2,931,633	2,550,097	2,559,475	2,944,001		2,944,001	2,762,824
Per Share Amounts	$ 0.15	$ 0.19	$ 0.21	$ 0.11	$ 0.13	$ 0.1	$ 0.12	$ 0.55	$ 0.35	$ 0.46	$ 0.42
Weighted Average [Member]
Diluted EPS
Share Price	$ 8.63			$ 9.53				$ 8.63		$ 9.53	$ 10.64

Significant Accounting Policies (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Accounting Policies [Abstract]
Cash Equivalents, Original Maturity Period, Maximum	3 months
Loans and Leases Receivable, Placed on Nonaccrual Status, Period Delinquent	90 days
Advertising	$ 303,754	$ 387,079	$ 393,287

Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Available for Sale Securities) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 342,936,153	$ 343,421,858
Available-for-sale Securities, Gross Unrealized Gains	12,320,883	10,880,836
Available-for-sale Securities, Gross Unrealized Losses	340,820	347,837
Available-for-sale Securities, Fair Value Disclosure	354,916,216	353,954,857
Proceeds From Sale of Available For Sale Securities Including Mortgage Backed Securities	40,300,000	78,300,000	65,000,000
Available For Sale Securities Pledged as Collateral, Amortized Cost Basis	108,900,000	130,600,000
Available-for-sale Securities Pledged as Collateral, Fair Value	114,400,000	137,100,000
Available-for-sale Securities, Gross Realized Gains	945,000	2,300,000	1,500,000
Available-for-sale Securities, Gross Realized Losses	0	0	0
FHLB Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	6,115,036	2,634,234
Available-for-sale Securities, Gross Unrealized Gains	53,954	64,660
Available-for-sale Securities, Gross Unrealized Losses	4,320	0
Available-for-sale Securities, Fair Value Disclosure	6,164,670	2,698,894
FNMA and FHLMC Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale		2,926,566
Available-for-sale Securities, Gross Unrealized Gains		560
Available-for-sale Securities, Gross Unrealized Losses		5,275
Available-for-sale Securities, Fair Value Disclosure		2,921,851
SBA Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	94,152,203	85,064,224
Available-for-sale Securities, Gross Unrealized Gains	2,466,354	1,357,490
Available-for-sale Securities, Gross Unrealized Losses	156,287	142,912
Available-for-sale Securities, Fair Value Disclosure	96,462,270	86,278,802
Tax Exempt Municipal Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	35,772,115	23,231,375
Available-for-sale Securities, Gross Unrealized Gains	1,770,567	971,739
Available-for-sale Securities, Gross Unrealized Losses	60,534	77,389
Available-for-sale Securities, Fair Value Disclosure	37,482,148	24,125,725
Mortgage-Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	206,793,861	229,462,521
Available-for-sale Securities, Gross Unrealized Gains	8,030,008	8,486,387
Available-for-sale Securities, Gross Unrealized Losses	91,966	95,073
Available-for-sale Securities, Fair Value Disclosure	214,731,903	237,853,835
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	102,938	102,938
Available-for-sale Securities, Gross Unrealized Gains	0	0
Available-for-sale Securities, Gross Unrealized Losses	27,713	27,188
Available-for-sale Securities, Fair Value Disclosure	75,225	75,750
GNMA Mortgage-Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	135,300,000	143,800,000
Available-for-sale Securities, Fair Value Disclosure	$ 141,200,000	$ 149,300,000

Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Held to Maturity Securities, Contractual Maturities) (Details) (USD $)	Dec. 31, 2012
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Less Than One Year, Amortized Cost	$ 0
One – Five Years, Amortized Cost	14,222,904
Five – Ten Years, Amortized Cost	60,854,622
After Ten Years, Amortized Cost	61,064,766
Mortgage-Backed Securities, Amortized Cost	206,793,861
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	342,936,153
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Less Than One Year, Fair Value	0
One – Five Years, Fair Value	14,515,725
Five – Ten Years, Fair Value	62,377,392
After Ten Years, Fair Value	63,291,196
Mortgage-Backed Securities, Fair Value	214,731,903
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	$ 354,916,216

Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Temporarily Impaired Securities, Fair Value and Unrealized losses) (Details) (USD $)	Dec. 31, 2012 security	Mar. 31, 2012 security
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 26,376,628	$ 40,874,476
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,908,301	75,750
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	28,284,929	40,950,226
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	276,645	320,649
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	64,175	27,188
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	340,820	347,837
Number of individual securities available for sale that are in unrealized continuous loss positions for twelve months or more	2	1
Percent of unrealized losses for securities in a continuous loss position for 12 months or more	18.80%	7.80%
FHLB Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	995,680
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	995,680
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	4,320
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	4,320
FNMA and FHLMC Bonds
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		1,921,291
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		1,921,291
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses		5,275
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses		5,275
SBA Bonds
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	4,583,177	12,508,821
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,833,076	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	6,416,253	12,508,821
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	119,825	142,912
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	36,462	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	156,287	142,912
Tax Exempt Municipal Bonds
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	4,538,734	3,390,580
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	4,538,734	3,390,580
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	60,534	77,389
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	60,534	77,389
Mortgage-Backed Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	16,259,037	23,053,784
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	16,259,037	23,053,784
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	91,966	95,073
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	91,966	95,073
Equity Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	75,225	75,750
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	75,225	75,750
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	27,713	27,188
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	$ 27,713	$ 27,188

Investment and Mortgage-Backed Securities, Held to Maturity (Schedule of investment and mortgage-backed securities held to maturity) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	$ 76,072,262	$ 67,676,210
Held-to-maturity Securities, Gross Unrealized Gains	3,750,742	2,375,733
Held-to-maturity Securities, Gross Unrealized Losses	151,118	86,074
Held-to-maturity Securities, Fair Value	79,671,886	69,965,869
Held-to-maturity Securities Pledged as Collateral	12,200,000	11,600,000
Held to Maturity Securities Pledged as Collateral, Fair Value	12,800,000	12,100,000
FHLB Securities
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	7,996,378	11,554,627
Held-to-maturity Securities, Gross Unrealized Gains	123,702	221,726
Held-to-maturity Securities, Gross Unrealized Losses	21,160	13,517
Held-to-maturity Securities, Fair Value	8,098,920	11,762,836
Federal Farm Credit Securities
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	6,796,255	1,999,516
Held-to-maturity Securities, Gross Unrealized Gains	2,070	6,534
Held-to-maturity Securities, Gross Unrealized Losses	23,727	23,410
Held-to-maturity Securities, Fair Value	6,774,598	1,982,640
FNMA and FHLMC Bonds
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	4,019,931	6,983,004
Held-to-maturity Securities, Gross Unrealized Gains	29,029	19,863
Held-to-maturity Securities, Gross Unrealized Losses	4,560	49,147
Held-to-maturity Securities, Fair Value	4,044,400	6,953,720
SBA Bonds
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	5,865,767	3,251,151
Held-to-maturity Securities, Gross Unrealized Gains	315,841	305,430
Held-to-maturity Securities, Gross Unrealized Losses	6,139	0
Held-to-maturity Securities, Fair Value	6,175,469	3,556,581
Mortgage-Backed Securities
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	51,238,931	43,732,912
Held-to-maturity Securities, Gross Unrealized Gains	3,280,100	1,822,180
Held-to-maturity Securities, Gross Unrealized Losses	95,532	0
Held-to-maturity Securities, Fair Value	54,423,499	45,555,092
Equity Securities
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	155,000	155,000
Held-to-maturity Securities, Gross Unrealized Gains	0	0
Held-to-maturity Securities, Gross Unrealized Losses	0	0
Held-to-maturity Securities, Fair Value	155,000	155,000
GNMA Mortgage-Backed Securities
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	47,200,000	42,200,000
Held-to-maturity Securities, Fair Value	$ 50,400,000	$ 43,900,000

Investment and Mortgage-Backed Securities, Held to Maturity (Schedule of held-to-maturity securities, Contractual Maturities) (Details) (USD $)	Dec. 31, 2012
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount [Abstract]
Less Than One Year, Amortized Cost	$ 3,000,000
One – Five Years, Amortized Cost	395,997
Over Five – Ten Years, Amortized Cost	10,080,844
More Than Ten Years, Amortized Cost	11,356,490
Mortgage-Backed Securities, Amortized Cost	51,238,931
Held-to-maturity Securities, Debt Maturities, Amortized Cost	76,072,262
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Less Than One Year, Fair Value	3,080,130
One – Five Years, Fair Value	407,914
Over Five – Ten Years, Fair Value	10,074,313
More Than Ten Years, Fair Value	11,686,030
Mortgage-Backed Securities, Fair Value	54,423,499
Held-to-maturity Securities, Debt Maturities, Fair Value	$ 79,671,886

Investment and Mortgage-Backed Securities, Held to Maturity (Schedule of held-to-maturity securities in an unrealized loss position) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 19,682,217	$ 10,448,376
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	151,118	86,074
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	19,682,217	10,448,376
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses	151,118	86,074
FHLB Securities
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,978,840	4,532,636
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	21,160	13,517
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	1,978,840	4,532,636
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses	21,160	13,517
Federal Farm Credit Securities
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	5,772,528	976,590
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	23,727	23,410
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	5,772,528	976,590
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses	23,727	23,410
FNMA and FHLMC Bonds
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,021,910	4,939,150
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	4,560	49,147
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	1,021,910	4,939,150
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses	4,560	49,147
SBA Bonds
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	3,249,478
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	6,139
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	3,249,478
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses	6,139
Mortgage-Backed Securities
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	7,659,461
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	95,532
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	7,659,461
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses	$ 95,532

Loans Receivable, Net (Schedule of Accounts, Notes, Loans and Financing Receivable) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 406,260,713	$ 442,363,389
Loans Held For Sale	4,770,760	2,671,771
Total Loans Receivable, Gross	411,031,473	445,035,160
Allowance For Loan Losses	11,318,371	14,615,198
Loans In Process	2,002,595	1,886,652
Deferred Loan Fees	4,687	22,704
Loans, Allowances, and Fees	13,325,653	16,524,554
Total Loans Receivable, Net	397,705,820	428,510,606
Residential Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	90,677,625	97,807,917
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	56,595,093	58,685,000
Commercial Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	8,063,901	9,552,575
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 250,924,094	$ 276,317,897

Loans Receivable, Net (Financing Receivable Credit Quality Indicators) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Total	$ 406,260,713	$ 442,363,389
Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	90,677,625	97,807,917
Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	56,595,093	58,685,000
Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	8,063,901	9,552,575
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	250,924,094	276,317,897
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	307,291,923	344,489,484
Pass [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	82,565,630	88,536,685
Pass [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	54,899,665	57,113,676
Pass [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	7,256,607	8,608,378
Pass [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	162,570,021	190,230,745
Caution [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	32,575,382	22,480,884
Caution [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	222,046	0
Caution [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	152,368	159,805
Caution [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	151,521	446,815
Caution [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	32,049,447	21,874,264
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	18,409,841	20,384,721
Special Mention [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	293,079	573,887
Special Mention [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	184,731	27,604
Special Mention [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	514,253	0
Special Mention [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	17,417,778	19,783,230
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	47,983,567	55,008,300
Substandard [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	7,596,870	8,697,345
Substandard [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	1,358,329	1,383,915
Substandard [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	141,520	497,382
Substandard [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	$ 38,886,848	$ 44,429,658

Loans Receivable, Net (Schedule of Allowance for Loan Losses) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 14,615,198	$ 12,501,800	$ 12,307,394
Provision For Loan Losses	1,975,000	8,650,000	7,800,000
Charge-Offs	(7,422,393)	(6,643,834)	(8,116,667)
Recoveries	2,150,566	107,232	511,073
Ending Balance	11,318,371	14,615,198	12,501,800
Residential Real Estate
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	1,928,625	1,702,864
Provision For Loan Losses	183,236	789,365
Charge-Offs	(647,161)	(563,604)
Recoveries	56,859	0
Ending Balance	1,521,559	1,928,625
Consumer
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	1,498,111	1,122,055
Provision For Loan Losses	(227,872)	1,570,350
Charge-Offs	(286,612)	(1,250,573)
Recoveries	17,644	56,279
Ending Balance	1,001,271	1,498,111
Commercial Business
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	644,855	924,149
Provision For Loan Losses	175,141	114,169
Charge-Offs	(209,898)	(408,138)
Recoveries	8,821	14,675
Ending Balance	618,919	644,855
Commercial Real Estate
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	10,543,607	8,752,732
Provision For Loan Losses	1,844,495	6,176,116
Charge-Offs	(6,278,722)	(4,421,519)
Recoveries	2,067,242	36,278
Ending Balance	$ 8,176,622	$ 10,543,607

Loans Receivable, Net (Past Due Financing Receivables) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 4,740,147	$ 21,943,819
60-89 Days Past Due	6,894,706	5,987,075
90 Days or More Past Due	18,404,118	22,658,260
Total Past Due	30,038,971	50,589,154
Current	376,221,742	391,774,235
Total	406,260,713	442,363,389
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	2,778,235
60-89 Days Past Due	1,794,644	742,345
90 Days or More Past Due	3,757,801	3,638,929
Total Past Due	5,552,445	7,159,509
Current	85,125,180	90,648,408
Total	90,677,625	97,807,917
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,862,611	659,028
60-89 Days Past Due	211,756	352,421
90 Days or More Past Due	646,136	620,358
Total Past Due	2,720,503	1,631,807
Current	53,874,590	57,053,193
Total	56,595,093	58,685,000
Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	445,113	174,420
60-89 Days Past Due	36,079	209,418
90 Days or More Past Due	86,991	20,808
Total Past Due	568,183	404,646
Current	7,495,718	9,147,929
Total	8,063,901	9,552,575
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,432,423	18,332,136
60-89 Days Past Due	4,852,227	4,682,891
90 Days or More Past Due	13,913,190	18,378,165
Total Past Due	21,197,840	41,393,192
Current	229,726,254	234,924,705
Total	$ 250,924,094	$ 276,317,897

Loans Receivable, Net (Schedule of non-accrual loans by category) (Details) (USD $)	9 Months Ended
	Dec. 31, 2012		Mar. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 18,404,118		$ 22,658,260
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	4.50%	[1]	5.10%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	(4,254,142)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	(18.80%)
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	3,757,801		3,638,929
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.90%	[1]	0.80%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	118,872
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	3.30%
Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	86,991		20,808
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.00%	[1]	0.00%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	66,183
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	318.10%
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	13,913,190		18,378,165
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	3.40%	[1]	4.20%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	(4,464,975)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	(24.30%)
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	646,136		620,358
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.20%	[1]	0.10%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ 25,778
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	4.20%

[1]	PERCENT OF GROSS LOANS RECEIVABLE, NET OF DEFERRED FEES AND LOANS IN PROCESS AND LOANS HELD FOR SALE.

Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	$ 440,000	$ 1,636,848
Collectively Evaluated For Impairment	10,878,371	12,978,350
Total	11,318,371	14,615,198
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	155,000
Collectively Evaluated For Impairment	1,521,559	1,773,625
Total	1,521,559	1,928,625
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	19,568
Collectively Evaluated For Impairment	1,001,271	1,478,543
Total	1,001,271	1,498,111
Commercial Business
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	148,610
Collectively Evaluated For Impairment	618,919	496,245
Total	618,919	644,855
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	440,000	1,313,670
Collectively Evaluated For Impairment	7,736,622	9,229,937
Total	$ 8,176,622	$ 10,543,607

Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	$ 39,946,538	$ 40,797,186
Collectively Evaluated For Impairment	366,314,175	401,566,203
Total	406,260,713	442,363,389
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	4,500,902	3,544,061
Collectively Evaluated For Impairment	86,176,723	94,263,856
Total	90,677,625	97,807,917
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	322,588	1,849,046
Collectively Evaluated For Impairment	56,272,505	56,835,954
Total	56,595,093	58,685,000
Commercial Business
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	7,853	172,362
Collectively Evaluated For Impairment	8,056,048	9,380,213
Total	8,063,901	9,552,575
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	35,115,195	35,231,717
Collectively Evaluated For Impairment	215,808,899	241,086,180
Total	$ 250,924,094	$ 276,317,897

Loans Receivable, Net (Impaired Financing Receivables) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	$ 440,000	$ 1,636,848
Impaired financing receivable, recorded investment	39,946,538	40,797,186
Impaired financing receivable, unpaid principal balance	45,146,178	45,669,209
Impaired financing receivable, average recorded investment	41,555,434	34,287,940
Impaired financing receivable, interest income, accrual method	1,195,659	1,580,582
Residential Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	4,500,902	2,201,560
Impaired financing receivable, with no related allowance, unpaid principal balance	4,611,873	2,456,960
Impaired financing receivable, with no related allowance, average recorded investment	4,531,543	2,066,066
Impaired financing receivable, with no related allowance, interest income, accrual method	130,896	65,818
Impaired financing receivable, with related allowance, recorded investment	0	1,342,501
Impaired financing receivable, with related allowance, unpaid principal balance	0	1,954,501
Impaired financing receivable, related allowance	0	155,000
Impaired financing receivable, with related allowance, average recorded investment	0	586,109
Impaired financing receivable, with related allowance, interest income, accrual method	0	6,137
Impaired financing receivable, recorded investment	4,500,902	3,544,061
Impaired financing receivable, unpaid principal balance	4,611,873	4,411,461
Impaired financing receivable, average recorded investment	4,531,543	2,652,175
Impaired financing receivable, interest income, accrual method	130,896	71,955
Consumer Loans
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	322,588	1,829,478
Impaired financing receivable, with no related allowance, unpaid principal balance	386,588	1,879,478
Impaired financing receivable, with no related allowance, average recorded investment	342,916	2,398,298
Impaired financing receivable, with no related allowance, interest income, accrual method	28,419	86,180
Impaired financing receivable, with related allowance, recorded investment	0	19,568
Impaired financing receivable, with related allowance, unpaid principal balance	0	60,668
Impaired financing receivable, related allowance	0	19,568
Impaired financing receivable, with related allowance, average recorded investment	0	28,181
Impaired financing receivable, with related allowance, interest income, accrual method	0	0
Impaired financing receivable, recorded investment	322,588	1,849,046
Impaired financing receivable, unpaid principal balance	386,588	1,940,146
Impaired financing receivable, average recorded investment	342,916	2,426,479
Impaired financing receivable, interest income, accrual method	28,419	86,180
Commercial Business
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	7,853	23,752
Impaired financing receivable, with no related allowance, unpaid principal balance	7,853	47,752
Impaired financing receivable, with no related allowance, average recorded investment	12,236	294,894
Impaired financing receivable, with no related allowance, interest income, accrual method	0	1,677
Impaired financing receivable, with related allowance, recorded investment	0	148,610
Impaired financing receivable, with related allowance, unpaid principal balance	0	148,610
Impaired financing receivable, related allowance	0	148,610
Impaired financing receivable, with related allowance, average recorded investment	0	207,135
Impaired financing receivable, with related allowance, interest income, accrual method	0	5,608
Impaired financing receivable, recorded investment	7,853	172,362
Impaired financing receivable, unpaid principal balance	7,853	196,362
Impaired financing receivable, average recorded investment	12,236	502,029
Impaired financing receivable, interest income, accrual method	0	7,285
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	31,808,577	27,425,873
Impaired financing receivable, with no related allowance, unpaid principal balance	35,373,833	29,175,328
Impaired financing receivable, with no related allowance, average recorded investment	32,963,079	24,020,047
Impaired financing receivable, with no related allowance, interest income, accrual method	1,036,344	1,186,679
Impaired financing receivable, with related allowance, recorded investment	3,306,618	7,805,844
Impaired financing receivable, with related allowance, unpaid principal balance	4,766,031	9,945,912
Impaired financing receivable, related allowance	440,000	1,313,670
Impaired financing receivable, with related allowance, average recorded investment	3,705,660	4,687,210
Impaired financing receivable, with related allowance, interest income, accrual method	0	228,483
Impaired financing receivable, recorded investment	35,115,195	35,231,717
Impaired financing receivable, unpaid principal balance	40,139,864	39,121,240
Impaired financing receivable, average recorded investment	36,668,739	28,707,257
Impaired financing receivable, interest income, accrual method	$ 1,036,344	$ 1,415,162

Loans Receivable, Net (Summary of loans restructured as Troubled Debt Restructurings) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012 loan	Mar. 31, 2012 loan
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings	1	15
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	$ 257,452	$ 12,003,934
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	257,452	12,003,934
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	4	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	880,745	0
Residential Real Estate
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings	0	0
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	0
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	0
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0
Consumer Loans
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings	0	1
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	15,358
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	15,358
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0
Commercial Business
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings	0	0
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	0
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	0
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings	1	14
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	257,452	11,988,576
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	257,452	11,988,576
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	4	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	$ 880,745	$ 0

Loans Receivable, Net (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012 payments loan	Mar. 31, 2012 loan	Mar. 31, 2011
Receivables [Abstract]
Review period to request a new third party appraisal	24 months
Impaired financing receivable, average recorded investment	$ 41,555,434	$ 34,287,940
TDRs included in impaired loans		$ 15,900,000	$ 18,000,000
Number of Contracts - Troubled Debt Restructurings	1	15
Financing Receivable, Modifications, Interest Only Period	1 year
Number of Contracts - loans that had been previously restructured that were in default	6
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	4	0
Nonperforming Loans, Minimum Consecutive Payments	6

Premises and Equipment, Net (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 33,824,509	$ 34,305,933
Less Accumulated Depreciation	(15,906,612)	(15,579,634)
Total Premises And Equipment, Net	17,917,897	18,726,299
Depreciation Expense	1,055,662	1,491,028	1,549,477
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,471,503	5,471,503
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,591,652	17,570,577
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,684,296	11,180,104
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 77,058	$ 83,749

Premises and Equipment, Net (Future minimum payments under non-cancelable operating leases) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012 lease_agreement	Mar. 31, 2012	Mar. 31, 2011
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 413,520
2014	415,125
2015	357,141
2016	299,157
2017	261,665
Thereafter	1,156,558
Total Future Minimum Payments	2,903,166
Total rental expense	306,000	401,000	434,000
Number of operating lease agreements	4
Lease One [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense	6,484
Operating lease renewal option	30 years
Lease Two [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense	800
Operating lease renewal option	10 years
Lease Three [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense	8,571
Operating lease renewal option	35 years
Lease Four [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense	$ 9,983
Operating lease renewal option	10 years

Intangible Assets and Goodwill (Changes in intangible assets and goodwill) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Finite-lived Intangible Assets [Roll Forward]
Balance At Beginning Of Year	$ 99,477
Amortization	37,503	60,023	90,000
Balance At End Of Year	61,974	99,477
Intangible Assets, Net (Including Goodwill) [Abstract]
Goodwill	1,199,754	1,199,754
Total	1,261,728	1,299,231
Customer Lists [Member]
Finite-lived Intangible Assets [Roll Forward]
Balance At Beginning Of Year	99,477	149,481
Amortization	37,503	50,004
Balance At End Of Year	61,974	99,477
Employment Contracts [Member]
Finite-lived Intangible Assets [Roll Forward]
Balance At Beginning Of Year	0	10,019
Amortization	0	10,019
Balance At End Of Year	$ 0	$ 0

Intangible Assets and Goodwill (Amortization of the intangibles) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	$ 50,004
2014	11,970
Finite-Lived Intangible Assets, Net	$ 61,974	$ 99,477

FHLB Stock (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
FHLB Stock, At Cost	$ 6,178,700		$ 8,471,100
Federal Home Loan Bank of Atlanta [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock, Membership Component, Percent of Total Assets		0.15%		0.15%
Federal Home Loan Bank Stock, Transaction Component, % of Outstanding Advances	4.50%
FHLB Stock, At Cost	$ 6,200,000		$ 8,500,000

Repossessed Assets Acquired In Settlement Of Loans (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Other Real Estate and Other Assets Repossessed [Roll Forward]
Balance, Beginning Of Period	$ 14,160,099	$ 14,433,853	$ 10,773,050
Additions	2,456,478	4,276,679	15,581,977
Capital Improvements	0	36,877	549,458
Sales	(6,929,152)	(3,978,390)	(11,061,070)
Write Downs	(2,933,000)	(608,920)	(1,409,562)
Balance, End Of Period	$ 6,754,425	$ 14,160,099	$ 14,433,853

Deposits (Deposits outstanding by type) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Deposits, by Type [Abstract]
Checking Accounts	$ 126,740,707	$ 124,750,127
Money Market Accounts	234,382,412	224,195,659
Statement Savings Accounts	22,411,240	22,348,787
Total	383,534,359	371,294,573
Certificate Accounts	292,804,294	324,906,483
Total Deposits	676,338,653	696,201,056
Weighted Average Rate Domestic Deposit Liabilities [Abstract]
Checking Accounts, Weighted Rate	0.06%	0.11%
Money Market Accounts, Weighted Rate	0.38%	0.55%
Statement Savings Accounts, Weighted Rate	0.20%	0.20%
Total, Weighted Rate	0.26%	0.38%
Certificate Accounts, Weighted Rate	1.11%	1.36%
Total Deposit, Weighted Rate	0.63%	0.84%
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest-bearing Domestic Deposit, Brokered	22,600,000	34,400,000
Weighted Average Rate Domestic Deposit, Brokered	1.47%	1.71%
Interest Bearing Domestic Deposit Maturities, Brokered, Next Twelve Months	2,500,000
Time Deposits, $100,000 or More	139,900,000	156,000,000
Overdrafts reclassified to loans	72,000	67,000
Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.00%	0.00%
Interest Rate Domestic Deposit, Money Market	0.20%	0.25%
Interest Rate Domestic Deposit, Savings	0.00%	0.00%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.00%	0.00%
Interest Rate Domestic Deposit, Time Deposits	0.15%	0.20%
Interest Rate Domestic Deposit	0.00%	0.00%
Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.20%	0.30%
Interest Rate Domestic Deposit, Money Market	0.40%	0.60%
Interest Rate Domestic Deposit, Savings	0.20%	0.25%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.40%	0.60%
Interest Rate Domestic Deposit, Time Deposits	5.22%	5.50%
Interest Rate Domestic Deposit	5.22%	5.50%
0.00 – 1.99%
Deposits, by Type [Abstract]
Certificate Accounts	255,422,955	267,556,217
0.00 – 1.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.00%
0.00 – 1.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	1.99%
2.00 – 2.99%
Deposits, by Type [Abstract]
Certificate Accounts	32,975,486	49,260,643
2.00 – 2.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.00%
2.00 – 2.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.99%
3.00 – 3.99%
Deposits, by Type [Abstract]
Certificate Accounts	2,380,728	2,936,931
3.00 – 3.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.00%
3.00 – 3.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.99%
4.00 – 4.99%
Deposits, by Type [Abstract]
Certificate Accounts	1,523,474	4,021,999
4.00 – 4.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	4.00%
4.00 – 4.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	4.99%
5.00 – 5.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 501,651	$ 1,130,693
5.00 – 5.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	5.00%
5.00 – 5.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	5.99%

Deposits (Amounts and scheduled maturities of all certificates of deposit) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Time Deposits, Fiscal Year Maturity [Abstract]
Within 1 Year	$ 182,062,395	$ 215,738,167
After 1 Year, Within 2 Years	55,389,195	53,231,294
After 2 Years, Within 3 Years	22,172,081	14,494,174
After 3 Years, Within 4 Years	24,584,913	24,155,416
After 4 Years, Within 5 Years	8,595,710	17,287,432
Thereafter	0	0
Time Deposits	$ 292,804,294	$ 324,906,483

Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Advances from the FHLB summarized by year of maturity and weighted average interest rate) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Due in Next Twelve Months	$ 22,100,000	$ 0
Due in Year Two	30,257,182	18,900,000
Due in Year Three	15,000,000	30,000,000
Due in Year Four	20,000,000	20,269,802
Due in Year Five	12,900,000	20,000,000
Due after Year Five, Current Year	5,000,000
Due in Year Six		15,000,000
Due after Year Six, Prior Year		17,900,000
Federal Home Loan Bank, Advances	105,257,182	122,069,802
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Weighted Rate of Amounts Due within One Year of Balance Sheet Date	2.92%	0.00%
Weighted Rate, One to Two Years from Balance Sheet Date	3.33%	2.70%
Weighted Rate, Two to Three Years from Balance Sheet Date	4.01%	3.45%
Weighted Rate, Three to Four Years from Balance Sheet Date	4.60%	3.01%
Weighted Rate, Four to Five Years from Balance Sheet Date	4.38%	4.12%
Weighted Rate, after Five Years from Balance Sheet Date, Current Period	3.39%
Weighted Rate, Five to Six Years from Balance Sheet Date, Prior Period		4.66%
Weighted Rate, After Six Years from Balance Sheet Date, Prior Period		4.10%
Federal Home Loan Bank, Advances, Weighted Rate	3.72%	3.62%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Federal Home Loan Bank, Advances, Collateral Pledged, Amortized Cost	135,700,000	152,800,000
Federal Home Loan Bank, Advances, Collateral Pledged, Fair Value	$ 129,400,000	$ 162,100,000

Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Callable FHLB advances) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	$ 105,257,182	$ 122,069,802
Amount of Additional Borrowing Capacity	165,900,000	152,800,000
Federal Home Loan Bank Advances November 23, 2005 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	5,000,000	5,000,000
Advances from FHLB, Interest Rate at Period End	3.93%	3.93%
Federal Home Loan Bank Advances July 11, 2006 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	5,000,000	5,000,000
Advances from FHLB, Interest Rate at Period End	4.80%	4.80%
Federal Home Loan Bank Advances November 29, 2006 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	5,000,000	5,000,000
Advances from FHLB, Interest Rate at Period End	4.03%	4.03%
Federal Home Loan Bank Advances May 24, 2007 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	7,900,000	7,900,000
Advances from FHLB, Interest Rate at Period End	4.38%	4.38%
Federal Home Loan Bank Advances July 25, 2007 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	5,000,000	5,000,000
Advances from FHLB, Interest Rate at Period End	4.40%	4.40%
Federal Home Loan Bank Advances August 28, 2008 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	$ 5,000,000	$ 5,000,000
Advances from FHLB, Interest Rate at Period End	3.11%	3.11%

Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Other Borrowings) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Short-term Debt [Line Items]
Other Borrowings	$ 9,317,244	$ 9,801,386
Financial Instruments, Owned and Pledged as Collateral, at Amortized Cost	15,400,000	17,800,000
Financial Instruments, Owned and Pledged as Collateral, at Fair Value	16,300,000	19,000,000
Minimum
Short-term Debt [Line Items]
Repurchase agreements, maturity term	1 day
Maximum
Short-term Debt [Line Items]
Repurchase agreements, maturity term	3 days
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate	0.20%	0.25%
Short-term Debt, Maximum Month-end Outstanding Amount	$ 10,200,000	$ 11,700,000

Junior Subordinated Debentures (Details) (Junior Subordinated Debt [Member], Capital Securities [Member], USD $) In Millions, unless otherwise specified	0 Months Ended	9 Months Ended	60 Months Ended
	Sep. 21, 2006	Dec. 31, 2012 QuarterlyPeriods	Sep. 30, 2011
Junior Subordinated Debt [Member] | Capital Securities [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Subordinated Long-term Debt	$ 5.2
Annual Distribution Rate		2.01%
Fixed Interest rate per year prior to September 2011			6.88%
Floating basis spread on variable rate		1.70%	1.70%
Debt Instrument, Description of Variable Rate Basis		three month LIBOR	three-month LIBOR
Debt Instrument, Rights to Defer Interest Payments, Consecutive Quarterly Periods		20

Manditorily Redeemable Financial Instrument (Details) (USD $)	0 Months Ended	12 Months Ended
	Jun. 30, 2006	Mar. 31, 2012
Mandatorily Redeemable Financial Instrument [Abstract]
Mandatorily redeemable financial instrument	$ 1,400,000
Mandatorily redeemable financial instrument, release period	3 years
Mandatorily redeemable financial instrument, redeemable rate	20.00%
Mandatorily redeemable financial instrument, redeemable period	5 years
Mandatorily redeemable financial instrument, redemption price per share	$ 26
Mandatorily redeemable financial instrument, gain on valuation		50,000
Mandatorily redeemable financial instrument, redeemed during period, value		$ 1,417,312

Senior Convertible Debentures (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012 Senior Convertible Debt [Member] Senior Convertible Debentures issued December 1, 2009 [Member]	Dec. 01, 2009 Senior Convertible Debt [Member] Senior Convertible Debentures issued December 1, 2009 [Member]
Debt Instrument [Line Items]
Senior Convertible Debentures	$ 6,084,000	$ 6,084,000		$ 6,100,000
Interest rate per year				8.00%
Debt Instrument, Convertible, Conversion Price				$ 20
Debt Instrument, Redemption Price, Percentage			100.00%

Income Taxes (Income tax expense) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal								$ 348,588		$ 1,814,394	$ 1,755,393
State								91,108		226,970	336,011
Total Current Tax Expense								439,696		2,041,364	2,091,404
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal								266,784		(706,857)	(1,025,678)
State								(2,721)		576,774	(107,593)
Total Deferred Tax Expense								264,063		(130,083)	(1,133,271)
Total Income Tax Expense	$ 172,000	$ 245,000	$ 287,000	$ 247,000	$ 1,235,000	$ 197,000	$ 231,000	$ 703,759	$ 1,663,956	$ 1,911,281	$ 958,133

Income Taxes (Income tax reconciliation) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Income Tax Disclosure [Abstract]
Tax At Statutory Income Tax Rate								$ 903,960		$ 1,260,263	$ 952,356
State Tax And Other								(212,308)		10,480	(23,555)
Write-down Of State Deferred Tax Asset								0		625,000	0
Valuation Allowance								12,107		15,538	29,332
Total Income Tax Expense	$ 172,000	$ 245,000	$ 287,000	$ 247,000	$ 1,235,000	$ 197,000	$ 231,000	$ 703,759	$ 1,663,956	$ 1,911,281	$ 958,133

Income Taxes (Deferred tax assets and deferred tax liabilities) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Deferred Tax Assets:
Deferred Compensation	$ 528,847	$ 491,872
Provision For Loan Losses	3,891,083	5,023,701
Other Real Estate Owned	1,452,449	763,796
Net Fees Deferred For Financial Reporting	121,842	126,811
Non-accrual Interest	411,761	412,775
Net Operating Losses	232,837	220,730
Other	61,129	58,467
Total Gross Deferred Tax Assets	6,699,948	7,098,152
Less: Valuation Allowance	(232,837)	(220,730)
Net Deferred Tax Assets	6,467,111	6,877,422
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,576	114,568
Depreciation	362,221	480,812
Other	63,695	73,547
Intangibles	19,292	37,105
Unrealized Gain on Securities Available for Sale	4,548,752	3,999,426
Total Gross Deferred Tax Liability	5,108,536	4,705,458
Net Deferred Tax Asset	1,358,575	2,171,964
Valuation Allowance, Deferred Tax Asset, Change in Amount	12,107
Deferred Tax Assets, State Taxes, Decrease Due to Conversion From Thrift to State Chartered Commercial Bank		625,000
State Income Tax Rate Before Conversion to State Chartered Commercial Bank		6.00%
State Income Tax Rate After Conversion to State Chartered Commercial Bank		4.50%
Bad Debt Reserve for Tax Purposes of Qualified Lender	$ 2,200,000

Income Taxes (Operating Loss Carryforwards) (Details) (State and Local Jurisdiction [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2012
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 7.1	$ 6.7

Regulatory Matters (Regulatory capital amounts and ratios) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)
Actual, Amount	$ 68,639	$ 67,360
Actual, Ratio	16.50%	14.90%
For Capital Adequacy, Amount	16,619	18,031
For Capital Adequacy, Ratio	4.00%	4.00%
Total Risk-Based Capital (To Risk Weighted Assets)
Actual, Amount	84,148	83,666
Actual, Ratio	20.30%	18.60%
For Capital Adequacy, Amount	33,237	36,314
For Capital Adequacy, Ratio	8.00%	8.00%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)
Actual, Amount	68,639	67,360
Actual, Ratio	7.70%	7.40%
For Capital Adequacy, Amount	35,552	36,314
For Capital Adequacy, Ratio	4.00%	4.00%
Security Federal Bank [Member]
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)
Actual, Amount	80,822	78,555
Actual, Ratio	19.50%	17.40%
For Capital Adequacy, Amount	16,606	18,022
For Capital Adequacy, Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	24,909	27,033
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Total Risk-Based Capital (To Risk Weighted Assets)
Actual, Amount	86,012	84,298
Actual, Ratio	20.70%	18.70%
For Capital Adequacy, Amount	33,212	36,043
For Capital Adequacy, Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	41,515	45,054
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)
Actual, Amount	80,822	78,555
Actual, Ratio	9.10%	8.70%
For Capital Adequacy, Amount	35,541	36,303
For Capital Adequacy, Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 44,426	$ 45,379
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%

Employee Benefit Plans (Retirement Benefits) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Postemployment Benefits [Abstract]
Defined contribution plan, requisite service period	6 months
Defined contribution plan, employer contributions	$ 145,000	$ 188,000	$ 221,000
Supplemental retirement plan, expense	144,000	180,000	282,000
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan, purchase discount of the market value	15.00%
Employee Stock Purchase Plan, maximum annual employee purchase amount	$ 25,000
Employee Stock Purchase Plan, maximum annual employee purchase amount as a percent of annual salary	5.00%

Employee Benefit Plans (Activity under the incentive and non-qualified stock option plans) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, Beginning of Period, Shares	72,900	81,400	90,900
Options Granted, Shares	0	0	0
Options Exercised, Shares	0	0	0
Options Forfeited, Shares	4,500	8,500	8,500
Balance, End of Period, Shares	68,400	72,900	81,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance, Beginning of Period, Weighted Avg. Exercise Price	$ 22.62	$ 22.51	$ 22.57
Options Granted, Weighted Avg. Exercise Price	$ 0	$ 0	$ 0
Options Exercised, Weighted Avg. Exercise Price	$ 0	$ 0	$ 0
Options Forfeited, Weighted Avg. Exercise Price	$ 22.58	$ 21.72	$ 23.09
Balance, End of Period, Weighted Avg. Exercise Price	$ 22.63	$ 22.62	$ 22.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Total Intrinsic Value Of Options Exercised During The Year	$ 0	$ 0	$ 0
Weighted-Average Fair Value Of Options Granted During The Year	$ 0	$ 0	$ 0
Options Exercisable, Shares	43,800	43,600	49,900
Options Exercisable, Weighted Avg. Exercise Price	$ 22.14	$ 22.05	$ 21.91
Weighted-Average Remaining Life Of Exercisable Options	1 year 9 months 18 days	2 years 6 months	3 years 4 months 24 days
Options Available For Grant	50,000	50,000	50,000

Employee Benefit Plans (Stock Option Plans) (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012 stock_option_plan	Dec. 31, 2012 stock_option_plan	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2012 2008 Equity Incentive Plan [Member]	Mar. 31, 2012 2008 Equity Incentive Plan [Member]	Mar. 31, 2009 2008 Equity Incentive Plan [Member] Stock Options and SARS [Member]	Mar. 31, 2009 2008 Equity Incentive Plan [Member] Restricted Stock [Member]
Postemployment Benefits [Abstract]
Incentive and non-qualified stock option plans, number of plans	3	3
Incentive and non-qualified stock option plans, number of shares authorized					150,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the issuance						50,000	50,000	50,000	50,000
Options vested during period, shares		2,200	1,200	0
Options vested during period, shares, weighted average exercise price		$ 23.61	$ 23.03
Options outstanding and exercisable, instrinsic value	$ 0	$ 0	$ 0	$ 0
Compensation expense related to stock options		4,000	33,000	34,000
Unrecognized compensation cost related to non-vested stock options	$ 21,000	$ 21,000
Unrecognized compensation cost related to non-vested stock options, period for recognition		3 years
Award annual vesting percentage		20.00%
Award expiration period	10 years

Employee Benefit Plans (Options outstanding) (Details) (USD $)	Dec. 31, 2012
$24.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	2,400
Option Price	$ 24
$23.65
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	3,000
Option Price	$ 23.65
$24.22
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	5,000
Option Price	$ 24.22
$21.43
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	7,000
Option Price	$ 21.43
$24.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	2,000
Option Price	$ 24
$20.55
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	18,000
Option Price	$ 20.55
$23.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	4,000
Option Price	$ 23.91
$23.03
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	3,500
Option Price	$ 23.03
$24.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	2,000
Option Price	$ 24.34
$24.61
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	1,000
Option Price	$ 24.61
$24.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	2,000
Option Price	$ 24.28
$23.49
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	14,000
Option Price	$ 23.49
$22.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	2,500
Option Price	$ 22.91
$22.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	2,000
Option Price	$ 22.91

Stock Warrants (Details) (US Department of Treasury Capital Purchase Program [Member])	12 Months Ended
Dec. 31, 2008
US Department of Treasury Capital Purchase Program [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	137,966
Class of Warrant or Right, Termination Period	10 years

Bank Owned Life Insurance (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Investments, All Other Investments [Abstract]
Bank Owned Life Insurance	$ 11,151,305	$ 10,836,305	$ 10,400,000
Bank Owned Life Insurance Income	$ 315,000	$ 420,000	$ 415,000

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments, Period of Time to Provide Funding	45 days
Loans and Leases Receivable, Commitments to Purchase or Sell	$ 4.8	$ 2.7
Unused lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	30.1	24.1
Undispursed Loans in Process [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	2	1.9
Commitments for Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	6.1	1.7
Unused Credit Card Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	$ 4.5	$ 4.5

Related Party Transactions (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Management [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, Beginning of Year	$ 315,338	$ 356,345	$ 460,115
New Loans	5,364	7,798	43,620
Less Loan Payments	47,372	48,805	147,390
Balance, End of Year	273,330	315,338	356,345
Related Party Deposit Liabilities	4,100,000	6,300,000
All Employees, Officers and Directors [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans and Leases Receivable, Related Party, Aggregate as Percent of Equity	5.40%	4.90%
Director and Officer [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Related Party Transaction, Expenses from Transactions with Related Party	58,000	76,000	74,000
Officer [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Related Party Transaction, Expenses from Transactions with Related Party		$ 6,900	$ 41,400

Stock Issuance and Exchange (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended			9 Months Ended
	Sep. 29, 2010	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Sep. 29, 2010 Series A Preferred Stock [Member]	Sep. 29, 2010 Series B Preferred Stock [Member]	Dec. 22, 2010 Common Stock Private Placement [Member]	Sep. 29, 2010 Management [Member] Common Stock Private Placement [Member]	Dec. 31, 2012 Prior to February 15, 2014 [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 After February 15, 2014 [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 During First Eight Years from Date of Issuance [Member] Series B Preferred Stock [Member]	Dec. 31, 2012 After First Eight Years from Date of Issuance [Member] Series B Preferred Stock [Member]	Dec. 31, 2012 Ineligible as CDFI for 180 Days [Member] Series B Preferred Stock [Member]	Dec. 31, 2012 Ineligible as CDFI for 270 Days [Member] Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value					$ 18,000,000	$ 18,000,000
Stock Issued During Period, Shares, New Issues							82,906	400,000
Shares Issued, Price Per Share							$ 10	$ 10
Proceeds from Issuance of Private Placement							829,060	4,000,000
Proceeds from Issuance of Preferred Stock and Preference Stock		0	0	22,000,000		4,000,000
Stock Issuance, Value	$ 8,000,000			$ 4,829,060		$ 4,000,000
Preferred Stock, Dividend Rate, Percentage									5.00%	9.00%	2.00%	9.00%	5.00%	9.00%
Common Stock Par Value Per Share		$ 0.01	$ 0.01				$ 0.01

Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Balance Sheet Data) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
ASSETS:
Cash	$ 7,903,950	$ 9,331,372	$ 7,835,638	$ 8,804,645
Investment Securities, Available For Sale	354,916,216	353,954,857
Total Assets	890,354,587	924,636,608
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Stockholders' Equity Attributable to Parent	82,592,484	80,771,886	76,012,205	67,860,619
Total Liabilities And Shareholders' Equity	890,354,587	924,636,608
Parent Company [Member]
ASSETS:
Cash	4,098,035	5,471,308	5,422,037	4,312,637
Investment Securities, Available For Sale	75,225	75,750
Investment in Security Federal Statutory Trust	155,000	155,000
Investment In Security Federal Bank	89,532,985	86,405,275
Accounts Receivable And Other Assets	13,766	69,787
Total Assets	93,875,011	92,177,120
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Accounts Payable And Other Liabilities	44,827	167,534
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Stockholders' Equity Attributable to Parent	82,591,184	80,770,586
Total Liabilities And Shareholders' Equity	$ 93,875,011	$ 92,177,120

Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Income Data) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Income:
Interest Income	$ 8,044,000	$ 8,271,000	$ 8,476,000	$ 8,952,000	$ 9,467,000	$ 9,880,000	$ 10,230,000	$ 24,791,224	$ 29,577,248	$ 38,528,823	$ 43,742,340
Miscellaneous Income	1,703,000	1,478,000	1,184,000	1,614,000	2,563,000	1,492,000	1,271,000	4,364,854	5,327,218	6,941,705	6,794,961
Expenses:
Interest Expense	2,378,000	2,463,000	2,619,000	2,814,000	2,974,000	3,260,000	3,349,000	7,459,816	9,582,911	12,396,832	16,095,115
Mandatorily Redeemable Financial Instrument Valuation Income								0		(50,000)	(196,000)
Other Expenses								2,713,044		3,617,643	4,218,751
Income Before Income Taxes	726,000	915,000	1,018,000	677,000	1,721,000	615,000	692,000	2,658,708	3,029,384	3,706,656	2,801,046
Income Tax Benefit	172,000	245,000	287,000	247,000	1,235,000	197,000	231,000	703,759	1,663,956	1,911,281	958,133
Net Income	554,000	670,000	731,000	430,000	486,000	418,000	461,000	1,954,949	1,365,428	1,795,375	1,842,913
Preferred Stock Dividends	110,000	110,000	110,000	110,000	110,000	110,000	110,000	330,000	330,000	440,000	666,453
Accretion Of Preferred Stock To Redemption Value								0		0	18,816
Net Income Available To Common Shareholders	444,000	560,000	621,000	320,000	376,000	308,000	351,000	1,624,949	1,035,428	1,355,375	1,157,644
Parent Company [Member]
Income:
Equity In Earnings Of Security Federal Bank								2,229,630		2,095,707	2,029,275
Interest Income								22,941		78,667	91,806
Miscellaneous Income								0		34,338	24,803
Total Income								2,252,571		2,208,712	2,145,884
Expenses:
Interest Expense								449,049		653,727	720,081
Mandatorily Redeemable Financial Instrument Valuation Income								0		(50,000)	(196,000)
Other Expenses								16,814		24,329	37,757
Total Expenses								465,863		628,056	561,838
Income Before Income Taxes								1,786,708		1,580,656	1,584,046
Income Tax Benefit								(168,241)		(214,719)	(258,867)
Net Income								1,954,949		1,795,375	1,842,913
Preferred Stock Dividends								330,000		440,000	666,453
Accretion Of Preferred Stock To Redemption Value								0		0	18,816
Net Income Available To Common Shareholders								$ 1,624,949		$ 1,355,375	$ 1,157,644

Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Cash Flow Data) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Operating Activities:
Net Income	$ 1,954,949	$ 1,795,375	$ 1,842,913
Adjustments To Reconcile Net Income To Net Cash Used In Operating Activities:
Stock Compensation Expense	4,472	33,123	34,424
Mandatorily Redeemable Financial Instrument Valuation Income	0	(50,000)	(196,000)
Net Cash Provided By Operating Activities	11,295,340	17,026,341	14,075,626
Investing Activities:
Decrease In Loans Receivable	28,481,291	40,557,533	62,562,563
Net Cash Provided (Used) By Investing Activities	25,472,963	(2,531,898)	8,338,576
Financing Activities:
Proceeds from Issuance of Common Stock	0	0	4,829,060
Proceeds From Issuance Of Preferred Stock	0	0	22,000,000
Redemption Of Preferred Stock	0	0	(18,000,000)
Dividends Paid To Shareholders-Preferred Stock	(330,000)	(440,000)	(726,222)
Dividends Paid To Shareholders-Common Stock	(706,560)	(942,027)	(858,184)
Net Cash Used By Financing Activities	(38,195,725)	(12,998,709)	(23,383,209)
Net Increase (Decrease) In Cash	(1,427,422)	1,495,734	(969,007)
Cash And Cash Equivalents At Beginning Of Year	9,331,372	7,835,638	8,804,645
Cash And Cash Equivalents At End Of Year	7,903,950	9,331,372	7,835,638
Parent Company [Member]
Operating Activities:
Net Income	1,954,949	1,795,375	1,842,913
Adjustments To Reconcile Net Income To Net Cash Used In Operating Activities:
Equity In Earnings Of Security Federal Bank	(2,229,630)	(2,095,707)	(2,029,275)
Stock Compensation Expense	4,472	33,123	34,424
Mandatorily Redeemable Financial Instrument Valuation Income	0	(50,000)	(196,000)
(Increase) Decrease In Accounts Receivable And Other Assets	56,203	(32,154)	214
Decrease In Accounts Payable	(122,707)	(5,633)	(1,236)
Net Cash Provided By Operating Activities	(336,713)	(354,996)	(348,960)
Investing Activities:
Decrease In Loans Receivable	0	1,786,294	(1,786,294)
Additional Investment in Security Federal Bank	0	0	(4,000,000)
Net Cash Provided (Used) By Investing Activities	0	1,786,294	(5,786,294)
Financing Activities:
Proceeds from Issuance of Common Stock	0	0	4,829,060
Proceeds From Issuance Of Preferred Stock	0	0	22,000,000
Redemption Of Preferred Stock	0	0	(18,000,000)
Dividends Paid To Shareholders-Preferred Stock	(330,000)	(440,000)	(726,222)
Dividends Paid To Shareholders-Common Stock	(706,560)	(942,027)	(858,184)
Net Cash Used By Financing Activities	(1,036,560)	(1,382,027)	7,244,654
Net Increase (Decrease) In Cash	(1,373,273)	49,271	1,109,400
Cash And Cash Equivalents At Beginning Of Year	5,471,308	5,422,037	4,312,637
Cash And Cash Equivalents At End Of Year	$ 4,098,035	$ 5,471,308	$ 5,422,037

Carrying Amounts and Fair Value of Financial Instruments (Fair value measurements, recurring basis) (Details) (Fair Value, Measurements, Recurring, USD $)	Dec. 31, 2012	Mar. 31, 2012
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	$ 0	$ 0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	354,916,216	353,954,857
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0	0
FHLB Securities | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0	0
FHLB Securities | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	6,164,670	2,698,894
FHLB Securities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0	0
FNMA and FHLMC Bonds | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring		0
FNMA and FHLMC Bonds | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring		2,921,851
FNMA and FHLMC Bonds | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring		0
SBA Bonds | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0	0
SBA Bonds | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	96,462,270	86,278,802
SBA Bonds | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0	0
Tax Exempt Municipal Bonds | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0	0
Tax Exempt Municipal Bonds | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	37,482,148	24,125,725
Tax Exempt Municipal Bonds | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0	0
Mortgage-Backed Securities | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0	0
Mortgage-Backed Securities | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	214,731,903	237,853,835
Mortgage-Backed Securities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0	0
Equity Securities | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	0	0
Equity Securities | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	75,225	75,750
Equity Securities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Recurring	$ 0	$ 0

Carrying Amounts and Fair Value of Financial Instruments (Fair value measurements, nonrecurring basis) (Details) (USD $)	Dec. 31, 2012		Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired financing receivable, related allowance	$ 440,000		$ 1,636,848
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	51,031,723		55,992,208
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0		0
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	4,770,760		2,671,771
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	46,260,963		53,320,437
Mortgage Loans Held For Sale | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	4,770,760		2,671,771
Mortgage Loans Held For Sale | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0		0
Mortgage Loans Held For Sale | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	4,770,760		2,671,771
Mortgage Loans Held For Sale | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0		0
Collateral Dependent Impaired Loans (1) | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired financing receivable, related allowance	440,000		1,636,848
Assets, Fair Value Disclosure, Nonrecurring	39,506,538	[1]	39,160,338	[1]
Collateral Dependent Impaired Loans (1) | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0	[1]	0	[1]
Collateral Dependent Impaired Loans (1) | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0	[1]	0	[1]
Collateral Dependent Impaired Loans (1) | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	39,506,538	[1]	39,160,338	[1]
Foreclosed Assets | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	6,754,425		14,160,099
Foreclosed Assets | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0		0
Foreclosed Assets | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0		0
Foreclosed Assets | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 6,754,425		$ 14,160,099

[1]	(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF

Carrying Amounts and Fair Value of Financial Instruments (Significant unobservable inputs used in the fair value measurements) (Details) (Fair Value, Measurements, Nonrecurring, USD $)	9 Months Ended
	Dec. 31, 2012		Mar. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 51,031,723		$ 55,992,208
Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	39,506,538	[1]	39,160,338	[1]
Fair Value Measurements, Valuation Techniques	Appraised Value
Significant Unobservable Inputs	Discount Rates/ Discounts to Appraised Values
Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	6,754,425		14,160,099
Fair Value Measurements, Valuation Techniques	Appraised Value/Comparable Sales
Significant Unobservable Inputs	Discount Rates/ Discounts to Appraised Values
Minimum | Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	0.00%
Minimum | Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	0.00%
Maximum | Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	50.00%
Maximum | Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	89.00%
Fair Value, Inputs, Level 3
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	46,260,963		53,320,437
Fair Value, Inputs, Level 3 | Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	39,506,538	[1]	39,160,338	[1]
Fair Value, Inputs, Level 3 | Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 6,754,425		$ 14,160,099

[1]	(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF

Carrying Amounts and Fair Value of Financial Instruments (Summary of the carrying value and estimated fair value of financial instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2012
Financial Assets:
Cash And Cash Equivalents	$ 7,904	$ 9,331
Certificates of Deposits With Other Banks	1,729	1,727
Investment And Mortgage-Backed Securities	430,988	421,631
Loans Receivable, Net	397,706	428,511
FHLB Stock	6,179	8,471
Financial Liabilities:
Checking, Savings, And Money Market Accounts	383,534	371,295
Certificate Accounts	292,804	324,906
Advances From FHLB	105,257	122,070
Other Borrowed Money	9,317	9,801
Senior Convertible Debentures	5,155	6,084
Junior Subordinated Debentures	6,084	5,155
Netting
Financial Assets:
Cash And Cash Equivalents	7,904	9,331
Certificates of Deposits With Other Banks	1,729	1,727
Investment And Mortgage-Backed Securities	434,588	423,921
Loans Receivable, Net	397,360	427,212
FHLB Stock	6,179	8,471
Financial Liabilities:
Checking, Savings, And Money Market Accounts	383,534	371,295
Certificate Accounts	295,734	327,117
Advances From FHLB	113,471	131,679
Other Borrowed Money	9,317	9,801
Senior Convertible Debentures	5,155	6,084
Junior Subordinated Debentures	6,084	5,155
Fair Value, Inputs, Level 1
Financial Assets:
Cash And Cash Equivalents	7,904
Certificates of Deposits With Other Banks	0
Investment And Mortgage-Backed Securities	0
Loans Receivable, Net	0
FHLB Stock	6,179
Financial Liabilities:
Checking, Savings, And Money Market Accounts	383,534
Certificate Accounts	0
Advances From FHLB	0
Other Borrowed Money	9,317
Senior Convertible Debentures	0
Junior Subordinated Debentures	0
Fair Value, Inputs, Level 2
Financial Assets:
Cash And Cash Equivalents	0
Certificates of Deposits With Other Banks	1,729
Investment And Mortgage-Backed Securities	434,588
Loans Receivable, Net	0
FHLB Stock	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0
Certificate Accounts	295,734
Advances From FHLB	113,471
Other Borrowed Money	0
Senior Convertible Debentures	5,155
Junior Subordinated Debentures	6,084
Fair Value, Inputs, Level 3
Financial Assets:
Cash And Cash Equivalents	0
Certificates of Deposits With Other Banks	0
Investment And Mortgage-Backed Securities	0
Loans Receivable, Net	397,360
FHLB Stock	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0
Certificate Accounts	0
Advances From FHLB	0
Other Borrowed Money	0
Senior Convertible Debentures	0
Junior Subordinated Debentures	$ 0

Carrying Amounts and Fair Value of Financial Instruments (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Fair Value Disclosures [Abstract]
Investor funding period	30 days
Review period to request a new third party appraisal	24 months
Impaired financing receivable, recorded investment	$ 39,946,538	$ 40,797,186
Impaired financing receivable, average recorded investment	41,555,434	34,287,940
Liabilities, fair value disclosure, recurring	0	0
Fair value disclosure, off-balance sheet risks, amount, liability	$ 36,100,000

Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 8,044,000	$ 8,271,000	$ 8,476,000	$ 8,952,000	$ 9,467,000	$ 9,880,000	$ 10,230,000	$ 24,791,224	$ 29,577,248	$ 38,528,823	$ 43,742,340
Interest Expense	2,378,000	2,463,000	2,619,000	2,814,000	2,974,000	3,260,000	3,349,000	7,459,816	9,582,911	12,396,832	16,095,115
Net Interest Income	5,666,000	5,808,000	5,857,000	6,138,000	6,493,000	6,620,000	6,881,000	17,331,408	19,994,337	26,131,991	27,647,225
Provision For Loan Losses	950,000	300,000	725,000	1,950,000	2,100,000	2,300,000	2,300,000	1,975,000	6,700,000	8,650,000	7,800,000
Net Interest Income After Provision For Loan Losses	4,716,000	5,508,000	5,132,000	4,188,000	4,393,000	4,320,000	4,581,000	15,356,408	13,294,337	17,481,991	19,847,225
Non-Interest Income	1,703,000	1,478,000	1,184,000	1,614,000	2,563,000	1,492,000	1,271,000	4,364,854	5,327,218	6,941,705	6,794,961
Non-interest Expense	5,693,000	6,071,000	5,298,000	5,125,000	5,235,000	5,197,000	5,160,000	17,062,554	15,592,171	20,717,040	23,841,140
Income Before Income Taxes	726,000	915,000	1,018,000	677,000	1,721,000	615,000	692,000	2,658,708	3,029,384	3,706,656	2,801,046
Provision For Income Taxes	172,000	245,000	287,000	247,000	1,235,000	197,000	231,000	703,759	1,663,956	1,911,281	958,133
Net Income	554,000	670,000	731,000	430,000	486,000	418,000	461,000	1,954,949	1,365,428	1,795,375	1,842,913
Preferred Stock Dividends	110,000	110,000	110,000	110,000	110,000	110,000	110,000	330,000	330,000	440,000	666,453
Net Income Available To Common Shareholders	$ 444,000	$ 560,000	$ 621,000	$ 320,000	$ 376,000	$ 308,000	$ 351,000	$ 1,624,949	$ 1,035,428	$ 1,355,375	$ 1,157,644
Net Income Per Common Share (Basic)	$ 0.15	$ 0.19	$ 0.21	$ 0.11	$ 0.13	$ 0.1	$ 0.12	$ 0.55	$ 0.35	$ 0.46	$ 0.43
Net Income Per Common Share (Diluted)	$ 0.15	$ 0.19	$ 0.21	$ 0.11	$ 0.13	$ 0.1	$ 0.12	$ 0.55	$ 0.35	$ 0.46	$ 0.42
Weighted Average Shares Outstanding (Basic)	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001		2,944,001	2,684,130
Weighted Average Shares Outstanding (Diluted)	2,944,001	2,944,001	2,944,001	3,017,521	2,931,633	2,550,097	2,559,475	2,944,001		2,944,001	2,762,824